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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05904
-----------------------------------------------------------------

                       Elfun Money Market Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT INC,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  12/31/04
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.


Elfun Funds

Annual Report

December 31, 2004

[Elfun logo omitted]

Contents


MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS
     ELFUN INTERNATIONAL EQUITY FUND ......................................   1

     ELFUN TRUSTS .........................................................   8

     ELFUN DIVERSIFIED FUND ...............................................  13

     ELFUN TAX-EXEMPT INCOME FUND .........................................  31

     ELFUN INCOME FUND ....................................................  45

     ELFUN MONEY MARKET FUND ..............................................  60


NOTES TO PERFORMANCE ......................................................  65

NOTES TO SCHEDULES OF INVESTMENTS .........................................  66

FINANCIAL STATEMENTS

   Financial Highlights ...................................................  67

   Statements of Assets and Liabilities ...................................  70

   Statements of Operations ...............................................  72

   Statements of Changes in Net Assets ....................................  74

   Notes to Financial Statements ..........................................  76

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................  83

TAX INFORMATION ...........................................................  84

ADDITIONAL INFORMATION ....................................................  85

INVESTMENT TEAM ...........................................................  88

SHAREHOLDER SERVICES ......................................................  89


--------------------------------------------------------------------------------
 This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Elfun International Equity Fund

                                                                             Q&A


RALPH LAYMAN LEADS A TEAM THAT MANAGES GE ASSET MANAGEMENT'S INTERNATIONAL EQUITY OPERATIONS. RALPH IS A DIRECTOR AND AN EXECUTIVE VICE PRESIDENT OF GEAM, A TRUSTEE FOR THE GE PENSION TRUST AND A MEMBER OF THE ASSET ALLOCATION COMMITTEE. PRIOR TO JOINING GEAM, HE WAS A VICE PRESIDENT AND PORTFOLIO MANAGER OF TEMPLETON INVESTMENT COUNSEL, INC. FOR FIVE YEARS WHERE HE MANAGED GLOBAL EQUITY INSTITUTIONAL ACCOUNTS. HE WAS INSTRUMENTAL IN FORMING TEMPLETON'S EMERGING MARKETS FUND, THE FIRST LISTED EMERGING MARKETS EQUITY FUND IN THE U.S. IN 1987. RALPH IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION, A CHARTER MEMBER OF THE INTERNATIONAL SOCIETY OF SECURITY ANALYSTS AND A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. HE IS ALSO A MEMBER OF THE NEW YORK STOCK EXCHANGE INTERNATIONAL CAPITAL MARKETS ADVISORY COMMITTEE AND A MEMBER OF THE FRANK RUSSELL 20/20 EXECUTIVE COMMITTEE. HE HOLDS A BS IN ECONOMICS AND AN MS IN FINANCE FROM THE UNIVERSITY OF WISCONSIN.

Q. HOW DID THE ELFUN INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2004?

A. For the twelve-month period ended December 31, 2004, the Elfun International Equity Fund gained 16.90% while the MSCI EAFE Index, the Fund's benchmark, gained 20.25%. The Lipper peer group of 576 International Multi-Cap Core funds returned an average of 18.75%.

Q.   WHAT MARKET CONDITIONS IMPACTED THE FUND'S PERFORMANCE?

A. During the year, the market reflected strong double-digit returns in all regions, enhanced by the weakness in the US Dollar. Enthusiasm for stocks grew as cash flow generation improved and M&A came back into fashion, especially among small and mid-cap stocks.

Q.   WHAT WORLD EVENTS HAD A MAJOR IMPACT ON FINANCIAL MARKETS?

A. Instability in the Middle East and the growing demand for oil from China encouraged a "higher for longer" attitude toward oil prices with an impact felt throughout the production chain. The re-election of George W. Bush dashed hopes of a quick solution to the US deficit problem and weakened the US Dollar to 20-year lows. Meanwhile, China avoided a hard landing in 2004.

Q.   WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE?

A. Over the twelve-month period ended December 31, 2004, the Utilities sector outperformed all sectors as dividends increased while Energy and Materials stocks benefited from higher global prices. Pricing was a negative factor in several sectors notably in the Food Retail, IT Hardware, and some segments of the Auto market.

Elfun International Equity Fund

                                                                             Q&A

     Top performing stocks, CVRD (Brazil) and BHP Billiton (UK), made a major positive contribution as demand for commodities continued to grow and the Telecommunication stocks, Telecom Italia and Telefonica (Spain), fared well as growing cash generation indicated balance sheet repair. Also a selected Energy stock, ENI (Italy), returned gains.

     Negative contributions came from "victims" of pricing, Carrefour (France - Food Retail), Taiwan Semiconductor, and companies with individual challenges such as Nortel Networks (Canada -Financial Reporting) and Compass Group (UK-Business Services).

Q.   WHAT WERE THE MAJOR BUYS AND SELLS AND WHY?

A. Positions were added in Japanese Consumer Finance and Italian Retail Banking as both took advantage of changing consumer habits and consolidation. Further additions were made to Materials holdings focusing on top quality aluminium production and mining equipment. Hong Kong Real Estate was added at the bottom of its cycle and Telecom Equipment positions increasing with an emphasis on 3G and new VoIP technology.

     Holdings in UK Business Services (Compass), Energy (Petro Canada and Royal Dutch) and in Germany Consumer Products (Henkel) were eliminated for qualitative reasons while other holdings such as CRH (Ireland - Building Products) and SAB Miller (Beverages) reached our valuation limit and were sold.

Elfun International Equity Fund

                                              Understanding Your Fund's Expenses



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2004.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



JULY 1, 2004 - DECEMBER 31, 2004

---------------------------------------------------------------------------------------------------------------------------
                                 ACCOUNT VALUE AT                ACCOUNT VALUE                 EXPENSES
                                 THE BEGINNING OF                AT THE END OF                PAID DURING
                                  THE PERIOD ($)                THE PERIOD ($)              THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                 1,000.00                      1,148.99                      1.56

Hypothetical 5% Return
    (2.5% for the period)            1,000.00                      1,023.35                      1.53
---------------------------------------------------------------------------------------------------------------------------

  *EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.30% (FROM
   PERIOD JULY 1, 2004 - DECEMBER 31, 2004), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE SIX-MONTH PERIOD).
 **ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2004 WAS 14.91%.

Elfun International Equity Fund

                     CHANGE IN VALUE OF A $10,000 INVESTMENT

[Line chart omitted -- plot points are as follows:]


                       Elfun International Equity Fund             MSCI EAFE
12/94                            10,000.00                         10,000.00
12/95                            11,602.92                         11,120.96
12/96                            13,475.03                         11,792.79
12/97                            14,616.25                         12,002.07
12/98                            17,154.00                         14,401.74
12/99                            23,826.63                         18,285.14
12/00                            21,690.01                         15,694.63
12/01                            17,554.43                         12,302.41
12/02                            14,037.41                         10,341.40
12/03                            19,798.80                         14,333.86
12/04                            23,144.58                         17,236.05


                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                ONE           FIVE           TEN
                                YEAR          YEAR          YEAR
--------------------------------------------------------------------------------
Elfun International
   Equity Fund                 16.90%        (0.58%)        8.75%
MSCI EAFE                      20.25%        (1.18%)        5.59%



                               INVESTMENT PROFILE
 A fund designed for investors who seek long-term growth of capital and future income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in equity securities under normalmarket conditions. The Fund invests primarily in equity securities of companies located in developed and developing countries outside the
                                 United States.

--------------------------------------------------------------------------------
                         *LIPPER PERFORMANCE COMPARISON

                     INTERNATIONAL MULTI-CAP CORE PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/04

                                              ONE    FIVE     TEN
                                             YEAR    YEAR    YEAR

Fund's rank in peer group:                   407      127      25

Number of Funds in peer group:               576      354     112

Peer group average annual total return:     18.75%   (1.32%)  6.59%

Lipper categories in peer group:       INTERNATIONAL MULTI-CAP CORE

* SEE NOTES TO PERFORMANCE FOR EXPLANATION OF PEER CATEGORIES.
--------------------------------------------------------------------------------


                                TOP TEN HOLDINGS
                             AS OF DECEMBER 31, 2004
                             AS A % OF MARKET VALUE
------------------------------------------------------------

BHP Billiton PLC.                          2.10%
------------------------------------------------------------
Total S.A.                                 1.95%
------------------------------------------------------------
GlaxoSmithKline PLC.                       1.81%
------------------------------------------------------------
Telefonica S.A.                            1.76%
------------------------------------------------------------
Vodafone Group PLC.                        1.70%
------------------------------------------------------------
Royal Bank of Scotland
Group PLC.                                 1.68%
------------------------------------------------------------
Taiwan Semiconductor
Manufacturing Co. Ltd.                     1.53%
------------------------------------------------------------
BNP Paribas                                1.52%
------------------------------------------------------------
Smiths Group PLC.                          1.45%
------------------------------------------------------------
Ente Nazionale
Idrocarburi S.p.A.                         1.45%
------------------------------------------------------------
SEE NOTES TO PERFORMANCE ON PAGE 65 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN INTERNATIONAL EQUITY FUND
Schedule of Investments
                                      (dollars in thousands)-- December 31, 2004

                         ELFUN INTERNATIONAL EQUITY FUND



PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF
$305,309 AS OF DECEMBER 31, 2004.

Continental Europe                      35.1%
Short-Term                              23.7%
UK                                      17.4%
Japan                                   10.9%
Emerging Asia                            5.6%
Latin America                            3.5%
Canada                                   2.2%
Pacific Basin ex Japan                   0.9%
Emerging Europe                          0.6%
Israel                                   0.1%


                                 NUMBER
                                OF SHARES      VALUE



COMMON STOCK -- 97.4%+
--------------------------------------------------------------------------------
BRAZIL -- 3.5%
Aracruz Celulose S.A. ADR       32,169      $      1,213
Cia Vale do Rio Doce ADR        57,381             1,399 (a,j)
Cia Vale do Rio Doce ADR       112,694             3,269
Empresa Brasileira de
   Aeronautica S.A. ADR         75,270             2,517
                                                   8,398

CANADA -- 2.8%
Abitibi-Consolidated Inc.       35,277               243
Alcan Inc.                      63,467             3,115 (j)
Bank of Nova Scotia              7,924               269 (j)
Manulife Financial Corp.        21,562               997 (j)
Nortel Networks Corp.          579,967             2,014 (a,j)
                                                   6,638

CHINA -- 2.0%
China Petroleum &
   Chemical Corp.            6,176,000             2,523
Huaneng Power
   International Inc.        3,022,255             2,255 (j)
                                                   4,778

DENMARK -- 0.4%
Group 4 Securicor PLC.         351,148               950 (a)


                                 NUMBER
                                OF SHARES      VALUE

FINLAND -- 1.5%
Nokia Oyj                      140,558       $     2,220 (j)
Sampo Oyj (Series A)           105,732             1,460 (j)
                                                   3,680

FRANCE -- 12.4%
Accor S.A.                      32,065             1,404 (j)
AXA S.A.                       111,951             2,766 (j)
BNP Paribas                     64,043             4,640 (j)
Carrefour S.A.                  41,100             1,958 (j)
Credit Agricole S.A.            72,774             2,196 (j)
Lagardere S.C.A. (Regd.)        44,407             3,205 (j)
LVMH Moet Hennessy
   Louis Vuitton S.A.           14,464             1,108 (j)
Renault S.A.                    26,554             2,221 (j)
Sanofi-Aventis                  24,766             1,979 (j)
Total S.A.                      27,217             5,945 (j)
Veolia Environnement            61,110             2,212 (j)
                                                  29,634

GERMANY -- 5.9%
Allianz AG (Regd.)               7,545             1,001 (j)
BASF AG                         34,643             2,496
Bayerische Motoren Werke AG     31,826             1,436 (j)
DaimlerChrysler AG (Regd.)      21,817             1,046 (j)
E.ON AG                         42,450             3,869 (j)
Schering AG                      9,647               721
Siemens AG (Regd.)              42,133             3,572 (j)
                                                  14,141

HONG KONG -- 1.1%
Sun Hung Kai
   Properties Ltd. (REIT)      271,709             2,718

INDIA -- 0.4%
Reliance Industries Ltd. GDR    28,005               717 (b)
Tata Motors Ltd. ADR            16,621               198 (a,j)
                                                     915

IRELAND -- 1.0%
Bank of Ireland                146,650             2,426

ISRAEL -- 0.2%
Teva Pharmaceutical
   Industries Ltd. ADR          13,546               404




--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.
                                                                               5

ELFUN INTERNATIONAL EQUITY FUND
Schedule of Investments
                                      (dollars in thousands)-- December 31, 2004

                                 NUMBER
                                OF SHARES      VALUE



ITALY -- 6.2%
Banca Intesa S.p.A.            408,842      $      1,967
Ente Nazionale
   Idrocarburi S.p.A.          176,605             4,422 (j)
Mediaset S.p.A.                 24,233               307 (j)
Riunione Adriatica di
   Sicurta S.p.A.              101,472             2,295 (j)
Telecom Italia S.p.A         1,022,386             3,321
UniCredito Italiano S.p.A.     434,555             2,499 (j)
                                                  14,811

JAPAN -- 13.9%
Acom Co. Ltd.                   42,109             3,152
Aiful Corp.                     10,550             1,160
Asahi Breweries Ltd.            20,000               248 (j)
Asahi Glass Co. Ltd.           252,014             2,779 (j)
Canon Inc.                      53,000             2,860 (j)
Chugai Pharmaceutical Co. Ltd. 123,200             2,037 (j)
Daikin Industries Ltd.          96,000             2,773 (j)
Honda Motor Co. Ltd.            26,100             1,353 (j)
Hoya Corp.                      21,700             2,450 (j)
JSR Corp.                       40,900               896
Komatsu Ltd.                   444,000             3,107
Lawson Inc.                     23,498               867
Mitsubishi Estate Co.
  Ltd. (REIT)                  133,000             1,558 (j)
Mitsui & Co. Ltd.              192,000             1,722
Mitsui OSK Lines Ltd.          235,786             1,415
Mitsui Sumitomo
   Insurance Co. Ltd.          151,000             1,312
Nissan Motor Co. Ltd.           49,300               536 (j)
Sharp Corp.                     13,000               212
SMC Corp.                       17,459             1,999 (j)
Toto Ltd.                       93,000               888 (j)
                                                  33,324

MALAYSIA -- 0.2%
Malaysia International
   Shipping Corp. BHD          141,569               570

MEXICO -- 1.0%
America Movil S.A. de C.V.
   ADR (Series L)               26,663             1,396
Grupo Televisa S.A. ADR         15,668               948
                                                   2,344


                                 NUMBER
                                OF SHARES      VALUE



NETHERLANDS -- 2.5%
Aegon N.V.                      65,060   $           887
ING Groep N.V.                  69,512             2,103
Koninklijke Philips
   Electronics N.V.            112,217             2,976
                                                   5,966

NORWAY -- 0.2%
Statoil ASA                     33,776               530

RUSSIA -- 0.8%
LUKOIL ADR                       9,216             1,119 (b)
LUKOIL ADR                       1,130               138
MMC Norilsk Nickel ADR          11,905               661 (j)
                                                   1,918

SOUTH KOREA -- 2.3%
Kookmin Bank                    33,743             1,320
POSCO                            3,190               576
Samsung Electronics Co. Ltd.     8,160             3,551
                                                   5,447

SPAIN -- 4.0%
ACS Actividades de
   Construccion y
   Servicios S.A.               51,478             1,176
Banco Santander Central
   Hispano S.A. (Regd.)        219,638             2,726 (j)
Grupo Ferrovial S.A.             3,864               207 (j)
Telefonica S.A.                285,584             5,380
Telefonica S.A. ADR              2,454               139
                                                   9,628

SWEDEN -- 3.4%
Sandvik AB                      70,714             2,852
Skandinaviska Enskilda Banken
   AB (Series A)                26,104               505 (j)
Svenska Handelsbanken           94,160             2,451
Telefonaktiebolaget LM
   Ericsson (Series B)         748,605             2,388
                                                   8,196

SWITZERLAND -- 7.2%
ABB Ltd. (Regd.)               247,565             1,382
Adecco S.A.                     25,176             1,268
Credit Suisse Group (Regd.)     85,923             3,612 (a,h)
Holcim Ltd.                      3,902               235




--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN INTERNATIONAL EQUITY FUND
Schedule of Investments
                                      (dollars in thousands)-- December 31, 2004


                                 NUMBER
                                OF SHARES      VALUE


Nestle S.A. (Regd.)             13,539       $     3,542 (h)
Novartis AG (Regd.)             67,794             3,416 (h)
Roche Holding AG                32,071             3,692
                                                  17,147

TAIWAN -- 2.3%
China Steel Corp. ADR           36,156               808 (b)
Taiwan Semiconductor
   Manufacturing Co. Ltd.    2,939,780             4,685
                                                   5,493

UNITED KINGDOM -- 22.2%
BG Group PLC.                  205,498             1,397
BHP Billiton PLC.              547,225             6,414 (h)
Brambles Industries PLC.       737,606             3,685
Diageo PLC.                    168,550             2,404
Exel PLC.                       32,173               447
GlaxoSmithKline PLC.           236,070             5,538 (h)
Kingfisher PLC.                316,144             1,880
Lloyds TSB Group PLC.          145,528             1,322
National Grid Transco PLC.      51,070               486
Prudential PLC.                 79,191               689
Rank Group PLC.                243,714             1,235
Reed Elsevier PLC.             304,716             2,811
Rio Tinto PLC. (Regd.)          87,081             2,563
Royal Bank of Scotland
   Group PLC.                  152,846             5,141
Smith & Nephew PLC.            316,795             3,242
Smiths Group PLC.              280,547             4,427
Tesco PLC.                     685,275             4,233
Vodafone Group PLC.          1,914,124             5,191 (h)
                                                  53,105

TOTAL INVESTMENTS IN SECURITIES
   (COST $176,246)                               233,161

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 30.2%
--------------------------------------------------------------------------------

GEI Short Term
   Investment Fund           6,084,879             6,085 (l)
State Street Navigator
   Securities Lending
   Prime Portfolio          66,062,774            66,063 (e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $72,148)                                 72,148

TOTAL INVESTMENTS
   (COST $248,394)                               305,309





LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (27.6)%                                 $ (65,980)
                                               ---------
NET ASSETS-- 100%                               $239,329
                                               =========
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Elfun International Equity Fund was invested in the following sectors at December 31, 2004:

SECTOR            PERCENTAGE (BASED ON MARKET VALUE)
--------------------------------------------------------------------------------
Short-Term                                         23.63%
Financials                                         17.42%
Industrials                                        12.36%
Materials                                           7.82%
Consumer Discretionary                              7.49%
Healthcare                                          6.89%
Information Technology                              6.61%
Energy                                              5.50%
Telecommunication Services                          5.05%
Consumer Staples                                    4.34%
Utilities                                           2.89%
                                                 --------
                                                  100.00%
                                                 ========

The International Equity Fund had the following long future contracts open at December 31, 2004:

                                        NUMBER      CURRENT
                        EXPIRATION        OF       NOTIONAL     UNREALIZED
DESCRIPTION                DATE        CONTRACTS     VALUE     APPRECIATION
--------------------------------------------------------------------------------

DJ Euro Stoxx
   Index Futures        March 2005        35        $1,402       $  5
FTSE 100
   Index Futures        March 2005        10           921         12
Topix Index
   Futures              March 2005         7           784         36
                                                               ------
                                                                $  53
                                                               ======

--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

Elfun Trusts
                                                                             Q&A

DAVID CARLSON IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT RESPONSIBLE FOR MANAGING THE OVERALL U.S. EQUITY INVESTMENTS OF GEAM. HE JOINED GE IN 1980 AS PART OF THE GE FINANCIAL MANAGEMENT PROGRAM. DAVE IS A TRUSTEE OF THE GE PENSION TRUST, GE CANADA PENSION TRUST AND GE'S EMPLOYEE SAVINGS PLAN AS WELL AS CHAIRMAN OF GEAM'S ASSET ALLOCATION COMMITTEE. HE IS ALSO A CHARTERED FINANCIAL ANALYST AND A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. DAVE IS A GRADUATE OF INDIANA UNIVERSITY WITH A BS IN FINANCE.

Q. HOW DID THE ELFUN TRUSTS FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2004?

A. For the twelve-month period ended December 31, 2004, the Elfun Trusts Fund posted a total return of 7.94%. The S&P 500 Index advanced 10.88% and the Fund's Lipper peer group of 1852 Large Cap Core funds returned an average of 7.78% for the same period.

Q.   WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. In looking at the S&P 500 Index return by sector, the two best performing sectors were Energy (+31%) and Utilities (+24%). Conversely, the two worst performing sectors were Technology (+3%) and Healthcare (+2%). In essence, the Elfun Trusts portfolio trailed the S&P 500 Index because we had no weighting in Utilities, a small weighting in Energy stocks, and overweighted commitments to Technology and Healthcare stocks. Elfun Trusts is a growth-oriented portfolio, meaning we favor companies that can grow at above average rates for many years. Hence, we have consistently held little in Energy and Utilities and a significant commitment in Technology and Healthcare sectors for long-term capital appreciation.

     Among our best performing stocks last year were two small Internet holdings, eBay (+93%) and Yahoo (+67%). Another strong performer was Carnival Corp (+45%). On the downside, Intel and Pfizer declined (-27% and -24%, respectively).

Q. WERE THERE ANY SIGNIFICANT CHANGES TO THE WEIGHTINGS OF THE FUND'S PORTFOLIO? WHY?

A. Portfolio turnover remained at a low level again last year at 13%. We try to keep the turnover low to defer capital gain tax obligations. The number of names in the portfolio is approximately 58, about the same as last year. We did add to our Healthcare holdings with several new names. Specifically, we started positions in United Healthcare, Medtronic, Amgen and Zimmer during the year. Meanwhile, we reduced our exposure to the Pharmaceutical industry.

     The largest sector weight in the portfolio, is Healthcare at 20.4%. Information Technology weighs in at 19.7%. The Financials and Consumer Discretionary sectors make up 19.1% and 18.5%, respectively. The next largest weights are Telecommunication and Energy at 4.2% and 4.0% each.

Elfun Trusts
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2004.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



JULY 1, 2004 - DECEMBER 31, 2004

---------------------------------------------------------------------------------------------------------------------------
                                 ACCOUNT VALUE AT                ACCOUNT VALUE                 EXPENSES
                                 THE BEGINNING OF                AT THE END OF                PAID DURING
                                  THE PERIOD ($)                THE PERIOD ($)              THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                 1,000.00                      1,063.01                      0.70

Hypothetical 5% Return
    (2.5% for the period)            1,000.00                      1,024.12                      0.71
---------------------------------------------------------------------------------------------------------------------------

  *EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.14% (FROM
   PERIOD JULY 1, 2004 - DECEMBER 31, 2004), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE SIX-MONTH PERIOD).
 **ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2004 WAS 6.30%.

Elfun Trusts

                     CHANGE IN VALUE OF A $10,000 INVESTMENT

[Line chart omitted -- plot points are as follows:]


                          Elfun Trusts                            S&P 500
12/94                       10,000.00                             10,000.00
12/95                       13,919.32                             13,749.46
12/96                       17,196.86                             16,927.50
12/97                       22,503.27                             22,562.62
12/98                       27,665.75                             29,037.64
12/99                       33,127.36                             35,155.25
12/00                       35,079.34                             31,926.78
12/01                       32,979.93                             28,123.66
12/02                       26,413.74                             21,907.80
12/03                       32,475.07                             28,201.51
12/04                       35,052.71                             31,270.50


                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
                            ONE           FIVE             TEN
                            YEAR          YEAR             YEAR
--------------------------------------------------------------------------------

Elfun Trusts               7.94%          1.14%           13.36%
S&P 500                   10.88%         (2.31%)          12.08%






                               INVESTMENT PROFILE

 A fund designed for investors who seek long-term growth of capital and future income rather than current income by investing primarily in equity securities of
                                U.S. companies.

--------------------------------------------------------------------------------
                         *LIPPER PERFORMANCE COMPARISON

                            LARGE CAP CORE PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/04

                                             ONE         FIVE         TEN
                                            YEAR         YEAR        YEAR

  Fund's rank in peer group:                 939          111          21

  Number of Funds in peer group:            1852         1212         442

  Peer group average annual total return:   7.78%       (3.45%)      9.98%

  Lipper categories in peer group:                 LARGE CAP CORE


   * SEE NOTES TO PERFORMANCE FOR EXPLANATION OF PEER CATEGORIES.
--------------------------------------------------------------------------------


                                TOP TEN HOLDINGS
                             AS OF DECEMBER 31, 2004
                             AS A % OF MARKET VALUE
--------------------------------------------------------------------------------
First Data Corp.                                        4.35%
--------------------------------------------------------------------------------
Vodafone Group PLC. ADR                                 4.20%
--------------------------------------------------------------------------------
Carnival Corp.                                          4.19%
--------------------------------------------------------------------------------
Liberty Media Corp. (Series A)                          3.93%
--------------------------------------------------------------------------------
Home Depot Inc.                                         3.51%
--------------------------------------------------------------------------------
Johnson & Johnson                                       3.43%
--------------------------------------------------------------------------------
Citigroup Inc.                                          3.34%
--------------------------------------------------------------------------------
Comcast Corp. (Class A)
(Special)                                               3.10%
--------------------------------------------------------------------------------
State Street Corp.                                      3.09%
--------------------------------------------------------------------------------
Dover Corp.                                             3.02%
--------------------------------------------------------------------------------
SEE NOTES TO PERFORMANCE ON PAGE 65 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN TRUSTS
Schedule of Investments
                                      (dollars in thousands)-- December 31, 2004

                                  ELFUN TRUSTS



PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF
$2,542,313 AS OF DECEMBER 31, 2004.

[Pie chart omitted -- plot points are as follows:]

Health Care                             20.4%
Information Technology                  19.7%
Financials                              19.1%
Consumer - Discretionary                18.5%
Short-Term Investments                   5.9%
Industrials                              5.3%
Telecommunication Services               4.2%
Energy                                   4.0%
Consumer - Staples                       2.6%
Materials                                0.3%


                                 NUMBER
                                OF SHARES      VALUE



COMMON STOCK -- 97.8%+
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 19.2%

Carnival Corp.               1,850,000        $  106,615
Comcast Corp. (Class A)
  (Special)                  2,400,000            78,816 (a)
eBay Inc.                      160,000            18,605 (a)
Home Depot Inc.              2,090,000            89,327
IAC/InterActiveCorp.           670,000            18,505 (a,j)
Liberty Media Corp.
  (Series A)                 9,100,000            99,918 (a)
Liberty Media International Inc.
   (Series A)                  640,000            29,587 (a,j)
News Corp. (Class A)           600,000            11,196 (j)
Target Corp.                   270,000            14,021
UnitedGlobalCom Inc.
  (Class A)                    300,000             2,898 (a,j)
                                                 469,488

CONSUMER STAPLES -- 2.7%

Colgate-Palmolive Co.          286,670            14,666
Gillette Co.                   200,000             8,956
PepsiCo Inc.                   820,000            42,804
                                                  66,426


                                 NUMBER
                                OF SHARES      VALUE


ENERGY -- 4.1%

Exxon Mobil Corp.              760,000       $    38,958
Schlumberger Ltd.              930,000            62,263
                                                 101,221

FINANCIALS -- 19.9%

AFLAC Inc.                     490,000            19,522
Alleghany Corp.                 36,414            10,387 (a)
American Express Co.           450,000            25,367
American International
   Group Inc.                  970,000            63,700
Bank of America Corp.          520,000            24,435
Berkshire Hathaway Inc.
   (Class B)                    14,000            41,104 (a,j)
Citigroup Inc.               1,760,000            84,797
Federal Home Loan
   Mortgage Corp.              250,000            18,425 (j)
Federal National
   Mortgage Assoc.             925,000            65,869
JP Morgan Chase & Co.          370,000            14,434
SLM Corp.                      750,000            40,043
State Street Corp.           1,600,000            78,592 (e,j)
                                                 486,675

HEALTHCARE -- 21.2%

Abbott Laboratories            980,000            45,717
Amgen Inc.                     630,000            40,414 (a)
Cardinal Health Inc.           360,000            20,934 (j)
DENTSPLY International Inc.    590,000            33,158 (j)
IMS Health Inc.                410,000             9,516
Johnson & Johnson            1,375,000            87,203
Lincare Holdings Inc.        1,510,000            64,402 (a,j)
Medtronic Inc.                 410,000            20,365
Pfizer Inc.                  2,600,000            69,914
UnitedHealth Group Inc.        480,000            42,254
WebMD Corp.                    375,000             3,060 (a,j)
Wyeth                        1,400,000            59,626
Zimmer Holdings Inc.           265,000            21,232 (a)
                                                 517,795

INDUSTRIALS -- 5.5%

Dover Corp.                  1,830,000            76,750
Equifax Inc.                   470,000            13,207
Iron Mountain Inc.             125,000             3,811 (a,j)
Waste Management Inc.        1,370,000            41,018
                                                 134,786




--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN TRUSTS
Schedule of Investments
                                      (dollars in thousands)-- December 31, 2004


                                 NUMBER
                                OF SHARES      VALUE

INFORMATION TECHNOLOGY -- 20.5%

Automatic Data
   Processing Inc.             880,000       $    39,028
Certegy Inc.                 1,050,000            37,306 (j)
Checkfree Corp.                175,000             6,664 (a,j)
Cisco Systems Inc.           1,740,000            33,582 (a)
Dell Inc.                      980,000            41,297 (a)
First Data Corp.             2,600,000           110,604 (h,j)
Intel Corp.                  1,410,000            32,980
Intuit Inc.                  1,130,000            49,731 (a)
Microsoft Corp.              2,320,000            61,967
Molex Inc. (Class A)         2,280,000            60,762 (j)
Paychex Inc.                   340,000            11,587
Yahoo! Inc.                    430,000            16,202 (a)
                                                 501,710

MATERIALS -- 0.3%

Monsanto Co.                   125,000             6,944

TELECOMMUNICATION SERVICES -- 4.4%

Vodafone Group PLC. ADR      3,900,000           106,782 (j)

TOTAL INVESTMENTS IN SECURITIES
   (COST $1,413,667)                           2,391,827



                                 NUMBER
                                OF SHARES      VALUE

SHORT-TERM INVESTMENTS -- 6.2%
--------------------------------------------------------------------------------

GEI Short Term
   Investment Fund          51,663,068       $    51,663 (l)
State Street Navigator
   Securities Lending
   Prime Portfolio          98,822,639            98,823 (e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $150,486)                               150,486

TOTAL INVESTMENTS
   (COST $1,564,153)                           2,542,313

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (4.0)%                                 (97,463)
                                              ----------


NET ASSETS-- 100%                             $2,444,850
                                              ==========



--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

Elfun Diversified Fund

                                                                             Q&A

THE ELFUN DIVERSIFIED FUND IS MANAGED JOINTLY BY CHRISTOPHER D. BROWN, RALPH LAYMAN AND ROBERT MACDOUGALL.* THE FUND FOLLOWS AN ASSET ALLOCATION STRATEGY AND EACH PORTFOLIO MANAGER IS RESPONSIBLE FOR INVESTMENTS WITHIN HIS AREA OF EXPERTISE. CHRISTOPHER D. BROWN MANAGES THE U.S. EQUITY INVESTMENTS IN THE PORTFOLIO. MR. BROWN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES DOMESTIC EQUITY INVESTMENTS FOR THE ELFUN DIVERSIFIED FUND AND HAS SERVED IN THIS CAPACITY SINCE SEPTEMBER 2003. MR. BROWN JOINED GE ASSET MANAGEMENT IN 1985 AS A MANAGER OF FUND ACCOUNTING. HE BECAME A U.S. EQUITY ANALYST IN 1989, A VICE PRESIDENT AND PORTFOLIO MANAGER IN 1992 AND A SENIOR VICE PRESIDENT IN 1996. MR. BROWN IS A CUM LAUDE GRADUATE IN ECONOMICS FROM BUCKNELL UNIVERSITY AND IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.



[PHOTO OMITTED]

PICTURED FROM LEFT TO RIGHT:
ROBERT A. MACDOUGALL,
CHRISTOPHER D. BROWN AND
RALPH R. LAYMAN



* EFFECTIVE JANUARY 29, 2005,
  PAUL M. COLONNA ASSUMED RESPONSIBILITY FOR
  MANAGING THE FIXED INCOME RELATED
  INVESTMENTS IN THE PORTFOLIO.



RALPH LAYMAN MANAGES THE INTERNATIONAL EQUITY HOLDINGS WITHIN THE PORTFOLIO (PLEASE REFER TO PAGE 1 FOR RALPH'S BIOGRAPHICAL DETAILS) AND BOB MACDOUGALL MANAGES THE FIXED INCOME RELATED INVESTMENTS IN THE PORTFOLIO (PLEASE REFER TO PAGE 45 FOR BOB'S BIOGRAPHICAL DETAILS).

Q. HOW DID THE ELFUN DIVERSIFIED FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2004?

A. For the twelve-month period ended December 31, 2004, the Elfun Diversified Fund posted an increase of 8.70%. During the same period, the Fund's broad-

Elfun Diversified Fund

     based benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, advanced 10.88% and 4.34%, respectively. The Fund's Lipper peer group of 1152 Balanced funds returned an average of 7.93% for the same period.

Q. WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE DURING THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2004?

A. The primary sectors that detracted from performance for the U.S. Equity portion of the Fund included Financials and Information Technology. A slight sector overweight and sluggish stock selection in the Financials and Information Technology sectors explained relative underperformance over the twelve-month period ended December 31, 2004. Fannie Mae (-2%) was under pressure all year due to alleged accounting irregularities related to derivative accounting. Marsh & McLennan (-30%) and AIG (-.5%) declined over an investigation concerning bid rigging in the insurance brokerage businesses of these large insurance companies. State Street (-4%), a core holding, declined over lackluster earnings while many of its peers posted better than anticipated results. Citigroup (+3%), another core holding, also lagged peers in its group as issues with its Trust business in Japan fueled negative headlines for the company. Information Technology had a lackluster year posting only a 2.6% advance, just ahead of the worst performing sector, Healthcare, with an advance of 1.9%. Investors struggled all year with this group as capital spending lagged expectations. Meanwhile, Energy stocks helped performance the most over the period. Oil prices remained elevated relative to expectations over the period and as such earnings estimates rose for many energy companies. Over the past year, many of the stocks that helped fuel gains in the market were on average smaller in market capitalization, had higher expected growth rates, and were more expensive in terms of price to earnings ratio. Companies losing money posted some of the best returns over the period. This trend was evident starting in the second quarter of 2003 as the market began to rally after the Iraq War was declared over. Interestingly, investor's penchant for investing in these stocks created a "quality" schism in the market. This trend was challenging in 2003 and persisted into 2004. We remain focused on the higher quality, larger capitalization stocks when investing for this strategy.

     In the fixed income markets, twelve months after lowering the federal funds target to a 45-year low of 1%, the Federal Open Market Committee began it's self-described "measured pace" of removing accommodative policy in June 2004. By year-end, the Fed had hiked its fed funds target 25 basis points in each of its five meetings from June through December to 2.25%. The Fed's action helped to flatten the yield curve by pushing short to intermediate treasury rates up dramatically. The 2-year Treasury note yield finished the year at 3.07%, up 125 basis points, while the 5-year note ended 2004 yielding 3.61%, up 36 basis points. Longer rates, however, moved in the opposite direction reflecting moderate inflation expectations and generally disappointing employment growth. Ten and 30-year Treasury yields fell 3 and 25 basis points, respectively to finish at 4.22% and 4.83%. While strong foreign investor demand supported Treasury bond prices, a declining US dollar tended to have a negative impact. Within the broader

Q&A

     fixed income asset classes, corporate securities performed best led by utility and sovereign issuers. Performance by credit quality mirrored 2003 with lower rated issuers outperforming in general. Securitized assets also performed well versus duration-matched treasuries behind solid fundamentals and low volatility. Fund performance was negatively impacted by duration positioning in the third quarter. Underperformance of select mortgage-backed securities in the fourth quarter also detracted from the Fund's total return. Strong relative performance in BBB-rated securities and a tactical currency trade out of U.S. dollars into Yen and Euros contributed positively to the Fund's performance.

     The international market reflected strong double-digit returns in all regions, enhanced by the weakness in the US Dollar. Enthusiasm for stocks grew as cash flow generation improved and M&A came back into fashion, especially among small and mid-cap stocks. Instability in the Middle East and the growing demand for oil from China encouraged a "higher for longer" attitude to oil prices with an impact felt throughout the production chain. The re-election of George W. Bush dashed hopes of a quick solution to the US deficit problem and weakened the US Dollar to 20-year lows. Meanwhile, China avoided a hard landing in 2004. Over the twelve-month period ended December 31, 2004, the Utilities sector outperformed all sectors as dividends increased while Energy and Materials sectors benefited from higher global prices. Pricing was a negative factor in several sectors notably in the Food Retail, IT Hardware, and some segments of the Auto market.

Elfun Diversified Fund
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2004.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



JULY 1, 2004 - DECEMBER 31, 2004

---------------------------------------------------------------------------------------------------------------------------
                                 ACCOUNT VALUE AT                ACCOUNT VALUE                 EXPENSES
                                 THE BEGINNING OF                AT THE END OF                PAID DURING
                                  THE PERIOD ($)                THE PERIOD ($)              THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                 1,000.00                      1,068.02                      1.19

Hypothetical 5% Return
    (2.5% for the period)            1,000.00                      1,023.68                      1.19
---------------------------------------------------------------------------------------------------------------------------

  *EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.23% (FROM
   PERIOD JULY 1, 2004 - DECEMBER 31, 2004), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE SIX-MONTH PERIOD).
 **ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2004 WAS 6.82%.

Elfun Diversified Fund

                     CHANGE IN VALUE OF A $10,000 INVESTMENT

[Line chart omitted -- plot points are as follows:]

             Elfun Diversified Fund            S&P 500             LB Aggregate
12/94              10,000.00                  10,000.00              10,000.00
12/95              12,710.75                  13,749.46              11,847.38
12/96              14,540.73                  16,927.50              12,277.51
12/97              17,241.87                  22,562.62              13,462.77
12/98              20,197.07                  29,037.64              14,632.22
12/99              23,032.69                  35,155.25              14,512.04
12/00              24,290.93                  31,926.78              16,199.22
12/01              23,627.53                  28,123.66              17,567.00
12/02              21,466.12                  21,907.80              19,368.50
12/03              26,027.23                  28,201.51              20,163.47
12/04              28,290.76                  31,270.50              21,038.32


                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                               ONE           FIVE           TEN
                               YEAR          YEAR           YEAR
--------------------------------------------------------------------------------

Elfun Diversified Fund         8.70%        4.20%         10.96%
S&P 500                       10.88%       (2.31%)        12.08%
LB Aggregate                   4.34%        7.71%          7.72%

                               INVESTMENT PROFILE
         A fund designed for investors who seek the highest total return consistent with prudent investment management and the preservation of capital by investing primarily in a combination of U.S. and foreign equity securities, and investment-grade debt securities.

--------------------------------------------------------------------------------
                         *LIPPER PERFORMANCE COMPARISON

                               BALANCED PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/04

                                              ONE    FIVE     TEN
                                             YEAR    YEAR    YEAR

  Fund's rank in peer group:                  435     177      45

  Number of Funds in peer group:              1152     736     324

  Peer group average annual total return:     7.93%   2.01%  9.09%

  Lipper categories in peer group:                 BALANCED

  *SEE NOTES TO PERFORMANCE FOR   EXPLANATION OF PEER CATEGORIES.
--------------------------------------------------------------------------------


                                TOP TEN HOLDINGS
                             AS OF DECEMBER 31, 2004
                             AS A % OF MARKET VALUE
--------------------------------------------------------------------------------
Federal National Mortgage
Assoc., 5.00% TBA                                       3.86%
--------------------------------------------------------------------------------
Citigroup Inc.                                          2.06%
--------------------------------------------------------------------------------
First Data Corp.                                        1.97%
--------------------------------------------------------------------------------
Liberty Media Corp. (Series A)                          1.85%
--------------------------------------------------------------------------------
Vodafone Group PLC. ADR                                 1.78%
--------------------------------------------------------------------------------
American International Group Inc.                       1.70%
--------------------------------------------------------------------------------
Pfizer Inc.                                             1.67%
--------------------------------------------------------------------------------
Microsoft Corp.                                         1.64%
--------------------------------------------------------------------------------
Federal National Mortgage Assoc.                        1.64%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                       1.58%
--------------------------------------------------------------------------------

SEE NOTES TO PERFORMANCE ON PAGE 65 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN DIVERSIFIED FUND
Schedule of Investments
                                      (dollars in thousands)-- December 31, 2004

                             ELFUN DIVERSIFIED FUND


PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF
$288,679 AS OF DECEMBER 31, 2004.

Domestic Equity -- 49.0%
Bonnds and Notes -- 21.8%
Foreign Equity -- 16.9%
Short-Termn & Others -- 12.3%



                                 NUMBER
                                OF SHARES      VALUE

DOMESTIC EQUITY -- 53.1%+
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 9.9%

Carnival Corp.                  78,623       $     4,531
Comcast Corp. (Class A)
  (Special)                    118,295             3,885 (a)
eBay Inc.                        8,295               965 (a)
Family Dollar Stores Inc.       13,705               428
Harley-Davidson Inc.             7,934               482
Home Depot Inc.                 95,213             4,069
Liberty Media Corp.
  (Series A)                   485,659             5,333 (a)
Liberty Media International
   Inc. (Series A)              29,213             1,351 (a,j)
Target Corp.                    38,186             1,983
Viacom Inc. (Class B)           64,723             2,355
                                                  25,382

CONSUMER STAPLES -- 2.8%

Clorox Co.                      11,180               659
Colgate-Palmolive Co.           50,852             2,602
PepsiCo Inc.                    57,705             3,012
Wal-Mart Stores Inc.            15,212               803
                                                   7,076


                                 NUMBER
                                OF SHARES      VALUE


ENERGY -- 3.8%

Burlington Resources Inc.       34,306       $     1,492
Exxon Mobil Corp.               88,995             4,562
Nabors Industries Ltd.          21,683             1,112 (a)
Schlumberger Ltd.               40,127             2,687
                                                   9,853

FINANCIALS -- 12.0%

AFLAC Inc.                      24,525               977 (h)
Alleghany Corp.                    915               261 (a)
American International
   Group Inc.                   74,872             4,917 (h)
Bank of America Corp.           73,574             3,457
Berkshire Hathaway Inc.
   (Class B)                       640             1,879 (a)
Citigroup Inc.                 123,344             5,943
Federal National
   Mortgage Assoc.              66,339             4,724
HCC Insurance Holdings Inc.     19,475               645
JP Morgan Chase & Co.           22,656               884
MBNA Corp.                      30,295               854
Mellon Financial Corp.          23,948               745
Merrill Lynch & Co. Inc.        12,984               776
SLM Corp.                       10,820               578
State Street Corp.              81,992             4,027 (e)
                                                  30,667

HEALTHCARE -- 8.1%

Abbott Laboratories             63,425             2,959 (h)
Amgen Inc.                       7,213               463 (a)
Cardinal Health Inc.            21,279             1,237
DENTSPLY International Inc.      7,873               442
Johnson & Johnson               66,664             4,228
Lincare Holdings Inc.           73,934             3,153 (a,j)
Pfizer Inc.                    179,606             4,830
Wyeth                           84,141             3,584
                                                  20,896

INDUSTRIALS -- 3.7%

Corinthian Colleges Inc.        17,802               335 (a,j)
Dover Corp.                     81,147             3,403
Southwest Airlines Co.          82,951             1,350
Tyco International Ltd.         31,210             1,115
United Technologies Corp.       10,033             1,037
Waste Management Inc.           74,656             2,235
                                                   9,475




--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments
                                      (dollars in thousands)-- December 31, 2004

                                 NUMBER
                                OF SHARES            VALUE

INFORMATION TECHNOLOGY -- 12.8%

Applied Materials Inc.          45,443      $        777 (a)
Automatic Data
   Processing Inc.              56,955             2,526
Certegy Inc.                    44,000             1,563
Checkfree Corp.                 13,333               508 (a,j)
Cisco Systems Inc.             116,852             2,255 (a)
Dell Inc.                       71,193             3,000 (a)
EMC Corp.                       32,459               483 (a)
First Data Corp.               133,969             5,699 (h)
Intel Corp.                     89,507             2,094
International Business
   Machines Corp.               16,828             1,659
Intuit Inc.                     48,328             2,127 (a)
Microsoft Corp.                177,547             4,742
Molex Inc. (Class A)           115,208             3,070 (j)
Oracle Corp.                    68,279               937 (a)
Paychex Inc.                    11,325               386
Yahoo! Inc.                     24,597               927 (a)
                                                  32,753

TOTAL DOMESTIC EQUITY
   (COST $ 113,523)                              136,102

--------------------------------------------------------------------------------
FOREIGN EQUITY -- 19.0%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 1.7%

Accor S.A.                       6,066               266 (j)
Bayerische Motoren
   Werke AG                      6,020               272
DaimlerChrysler AG (Regd.)       4,124               198
Grupo Televisa S.A. ADR          2,962               179
Honda Motor Co. Ltd.             4,900               254
Kingfisher PLC.                 59,791               356
Koninklijke Philips
   Electronics N.V.             21,222               563
Lagardere S.C.A. (Regd.)         8,398               606 (j)
LVMH Moet Hennessy
   Louis Vuitton S.A.            2,734               209 (j)
Mediaset S.p.A.                  4,588                58 (j)
Nissan Motor Co. Ltd.            9,300               101 (j)
Rank Group PLC.                 46,069               234
Reed Elsevier PLC.              57,630               532
Renault S.A.                     5,020               420



                                 NUMBER
                                OF SHARES            VALUE

Sharp Corp.                      2,000      $         33
Tata Motors Ltd. ADR             3,268                39 (a,j)
                                                   4,320

CONSUMER STAPLES -- 1.0%

Asahi Breweries Ltd.             3,800                47 (j)
Carrefour S.A.                   7,769               370 (j)
Diageo PLC.                     31,864               455
Lawson Inc.                      4,400               162
Nestle S.A. (Regd.)              2,561               670
Tesco PLC.                     129,586               800
                                                   2,504

ENERGY -- 1.2%

BG Group PLC.                   38,848               264
China Petroleum &
   Chemical Corp.            1,168,000               477
Ente Nazionale
   Idrocarburi S.p.A.           33,398               836 (j)
LUKOIL ADR                       1,552               188 (b)
LUKOIL ADR                         405                50 (j)
Statoil ASA                      6,363               100
Total S.A.                       5,148             1,124 (j)
                                                   3,039

FINANCIALS -- 3.8%

Acom Co. Ltd.                    7,961               596
Aegon N.V.                      12,308               168
Aiful Corp.                      2,000               220
Allianz AG (Regd.)               1,426               189
AXA S.A.                        21,286               526 (j)
Banca Intesa S.p.A.             77,324               372
Banco Santander Central
   Hispano S.A. (Regd.)         41,535               515 (j)
Bank of Ireland                 11,982               198
Bank of Nova Scotia              1,499                51 (j)
BNP Paribas                     12,111               877 (j)
Credit Agricole S.A.            13,763               415 (j)
Credit Suisse Group (Regd.)     12,260               515 (a)
ING Groep N.V.                  13,149               398
Kookmin Bank                     6,377               250
Lloyds TSB Group PLC.           28,512               259
Manulife Financial Corp.         4,076               188 (j)
Mitsubishi Estate Co. Ltd.
  (REIT)                        25,000               293 (j)
Mitsui Sumitomo
   Insurance Co. Ltd.           28,000               243




--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments
                                      (dollars in thousands)-- December 31, 2004


                                 NUMBER
                                OF SHARES            VALUE

Prudential PLC.                 15,578      $        136
Riunione Adriatica di
   Sicurta S.p.A.               19,193               434
Royal Bank of Scotland
   Group PLC.                   28,903               972
Sampo Oyj (Series A)            20,000               276
Skandinaviska Enskilda
   Banken AB (Series A)          4,943                96
Sun Hung Kai
   Properties Ltd. (REIT)       51,370               514
Svenska Handelsbanken           17,805               464
UniCredito Italiano S.p.A.      82,143               472
                                                   9,637

HEALTHCARE -- 1.5%

Chugai Pharmaceutical Co.
  Ltd.                          23,300               385 (j)
GlaxoSmithKline PLC.            44,640             1,047
Novartis AG (Regd.)             12,822               646
Roche Holding AG                 6,064               698
Sanofi-Aventis                   4,870               389
Schering AG                      1,826               137
Smith & Nephew PLC.             59,910               613
Teva Pharmaceutical
   Industries Ltd. ADR           2,565                77 (j)
                                                   3,992

INDUSTRIALS -- 2.8%

ABB Ltd. (Regd.)                46,818               261
ACS Actividades de
   Construccion y
   Servicios S.A.                9,731               222
Adecco S.A.                      4,953               249
Asahi Glass Co. Ltd.            48,003               529 (j)
Brambles Industries PLC.       139,436               697
Daikin Industries Ltd.          18,000               520
Empresa Brasileira de
   Aeronautica S.A. ADR         14,238               476 (j)
Exel PLC.                        6,308               88
Group 4 Securicor PLC.          66,378               180 (a)
Grupo Ferrovial S.A.               735                39 (j)
Komatsu Ltd.                    84,000               588
Malaysia International
   Shipping Corp. BHD           26,814               108
Mitsui & Co. Ltd.               38,000               341
Mitsui OSK Lines Ltd.           31,341               188



                                 NUMBER
                                OF SHARES            VALUE

Reliance Industries Ltd. GDR     8,873      $        227 (b)
Sandvik AB                      13,359               539
Siemens AG (Regd.)               7,964               675 (j)
SMC Corp.                        3,297               377
Smiths Group PLC.               53,043               837
Toto Ltd.                       18,000               172
                                                   7,313

INFORMATION TECHNOLOGY -- 1.5%

Canon Inc.                      10,000               540 (j)
Hoya Corp.                       4,100               463 (j)
Nokia Oyj                       26,573               420
Nortel Networks Corp.          109,909               382 (a)
Samsung Electronics Co. Ltd.     1,540               670
Taiwan Semiconductor
   Manufacturing Co. Ltd.      556,262               886
Telefonaktiebolaget LM
   Ericsson (Series B)         141,515               451
                                                   3,812

MATERIALS -- 1.8%

Abitibi-Consolidated Inc.        6,939                48
Alcan Inc.                      11,997               589 (j)
Aracruz Celulose S.A. ADR        6,083               229 (j)
BASF AG                          6,550               472
BHP Billiton PLC.              103,447             1,213
China Steel Corp. ADR            6,391               143 (b)
Cia Vale do Rio Doce ADR        10,818               264 (a,j)
Cia Vale do Rio Doce ADR        21,272               617
Holcim Ltd.                        738                44
JSR Corp.                        7,700               169
MMC Norilsk Nickel ADR           2,250               125 (j)
POSCO                              633               114
Rio Tinto PLC. (Regd.)          16,461               485
                                                   4,512

TELECOMMUNICATION SERVICES -- 3.1%

America Movil S.A. de C.V.
   ADR (Series L)                5,004               262
Telecom Italia S.p.A           193,351               628
Telefonica S.A.                 53,986             1,017
Telefonica S.A. ADR                464                26
Vodafone Group PLC.            362,019               982
Vodafone Group PLC. ADR        187,692             5,139 (j)
                                                   8,054


--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments
                                      (dollars in thousands)-- December 31, 2004


                                 NUMBER
                                OF SHARES            VALUE

UTILITIES -- 0.6%

E.ON AG                          8,028 $       732
Huaneng Power
   International Inc.          572,280         427 (j)
National Grid Transco PLC.       9,676          92
Veolia Environnement            11,557         418 (j)
                                             1,669

TOTAL FOREIGN EQUITY
   (COST $ 37,641)                          48,852


                            PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------

BONDS AND NOTES -- 24.6%
--------------------------------------------------------------------------------


U.S. TREASURIES -- 3.0%

U.S. Treasury Bonds
5.38%      02/15/31             $1,275       1,378(h)
7.25%      05/15/16                350         438(h)
8.13%      08/15/19 - 08/15/21   1,560       2,155(h)
U.S. Treasury Inflation
   Indexed Bonds
2.00%      01/15/14                439         455(q)
2.38%      01/15/25                172         184(q)
3.88%      04/15/29                122         167(q)
4.69%      04/15/10                438         434(d,q)
U.S. Treasury Notes
2.88%      11/30/06              1,245       1,241
3.13%      05/15/07                300         300
3.38%      09/15/09                 45          45
3.50%      12/15/09                 50          50
4.25%      11/15/13 - 11/15/14     920         922

TOTAL U.S. TREASURIES
   (COST $7,656)                             7,769

FEDERAL AGENCIES -- 1.9%

Federal Home Loan Bank
2.38%      02/15/06                835         828
2.63%      10/16/06                710         703(h)
3.75%      08/18/09                325         324





                             PRINCIPAL
                                AMOUNT      VALUE

Federal Home Loan
   Mortgage Corp.
3.00%      09/29/06          $     705   $     700  (h)
3.63%      09/15/08                915         914
4.50%      01/15/14                475         475
4.75%      12/08/10                515         518
6.75%      03/15/31                175         213
Federal National
   Mortgage Assoc.
6.00%      01/18/12                185         185

TOTAL FEDERAL AGENCIES
   (COST $4,823)                             4,860

AGENCY MORTGAGE BACKED -- 7.9%

Federal Home Loan
   Mortgage Corp.
5.00%      04/01/13                123         125
6.00%      04/01/17 - 05/01/34     344         355
6.50%      01/01/27 - 11/01/34     318         333
7.00%      10/01/16 - 07/01/34      73          77
7.50%      11/01/09 - 09/01/33     116         125
8.00%      07/01/26 - 11/01/30      25          28
8.50%      04/01/30 - 05/01/30      50          54
Federal National Mortgage Assoc.
4.50%      07/01/33                112         108
5.50%      04/01/14 - 08/01/33     359         371
6.00%      02/01/14 - 11/01/34     987       1,022
6.50%      12/01/14 - 01/01/35   1,916       2,014
7.00%      01/01/16 - 10/01/34     518         548
7.50%      12/01/09 - 03/01/34     235         252
8.00%      12/01/11 - 11/01/33     226         242
8.50%      05/01/30 - 05/01/31      10          10
9.00%      06/01/09 - 12/01/22     162         174
5.00%      TBA                  11,130      11,151(c)
5.50%      TBA                     745         756(c)
6.00%      TBA                   1,690       1,747(c)
Government National
   Mortgage Assoc.
4.50%      08/15/33 - 09/15/34     181         177
6.00%      07/15/33 - 04/15/34      64          67
6.50%      06/15/24 - 08/15/34     166         173
7.00%      03/15/12 - 06/15/34     108         115


--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


7.50%      07/15/23 - 04/15/28 $    60    $     64
8.00%      05/15/30                  4           4
8.50%      10/15/17                 90          99
9.00%      11/15/16 - 12/15/21      75          86

TOTAL AGENCY MORTGAGE BACKED
   (COST $20,212)                           20,277

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.2%

Collateralized Mortgage
   Obligation Trust (Class B)
4.17%      11/01/18                  6           6(d,f)
Federal Home Loan
   Mortgage Corp.
4.25%      10/15/18                279          26(g,i)
4.50%      04/15/13 - 11/15/19     611         135(g)
4.75%      12/15/30                633          55(g,i)
5.00%      12/15/13 - 12/01/34   1,773         245(g)
5.00%      02/15/34 - 11/15/34     465         447
5.50%      04/15/17 - 06/15/33     519          89(g)
5.85%      10/15/33                 80          62(i)
5.92%      05/25/43                153          15(g,i)
7.22%      12/15/33                 50          42(i)
7.50%      01/15/16                 36          38
7.50%      07/15/27                 80          12(g)
7.75%      03/15/22                 25          26
8.00%      04/15/20                  4           4
10.45%     06/15/33                387         392(i)
16.18%     09/25/43              1,099          11(d,g,i)
Federal Home Loan
   Mortgage Corp. STRIPS
8.00%      02/01/23 - 07/01/24      16           4(g)
Federal Home Loan
   Mortgage STRIPS
5.00%      08/01/27                  3           3(d,f)
Federal National Mortgage Assoc.
1.16%      12/25/42                334          11(g,i)
2.22%      06/25/43                994          53(g,i)
4.00%      02/25/28                 23          23
4.50%      12/25/19                 50          47
4.75%      11/25/14                 75           7(g)
5.00%      02/25/11 - 02/25/32     245          18(g)
5.32%      05/25/18              1,410         149(g,i)





                             PRINCIPAL
                                AMOUNT      VALUE


5.42%      09/25/42             $1,402  $      127(g,i)
5.47%      04/25/17 - 10/25/17     320          31(g,i)
5.50%      01/25/27                139          17(g)
5.52%      08/25/16                 79           7(g,i)
5.92%      06/25/42                207          20(g,i)
6.00%      12/25/34                100         107
7.50%      07/25/41                 37          40
8.00%      07/25/14                 51          53
9.84%      09/25/31                130         129(i)
10.85%     05/25/17 - 12/25/17      80          85(i)
13.97%     03/25/17                 78          87(i)
15.39%     04/25/32                 36          40(i)
Federal National Mortgage
   Assoc. (Class S)
4.92%      02/25/31                197          18(g,i)
Federal National Mortgage
   Assoc. REMIC
2.00%      06/25/43              1,574          82(g,i)
4.50%      11/25/13                378          22(g)
5.00%      10/25/22                 95          15(g)
11.81%     03/25/31                194         205(i)
Federal National Mortgage Assoc.
   REMIC (Class B)
5.71%      12/25/22                  7           6(d,f)
Federal National Mortgage Assoc.
   REMIC (Class K)
1008.00%   05/25/22                  1           1(g)
Federal National Mortgage
   Assoc. STRIPS
7.50%      11/01/23 - 01/01/24     234          45(g)
8.00%      08/01/23 - 07/01/24      34           7(g)
8.50%      03/01/17 - 07/25/22      16           3(g)
9.00%      05/25/22                  7           1(g)
Government National
   Mortgage Assoc.
5.00%      02/16/34                 65          62
Vendee Mortgage Trust
9.79%      05/15/33                651          23(d,g,i)

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $3,840)                             3,153



--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE



ASSET BACKED -- 1.8%

American Express Credit Account
   Master Trust (Class A)
1.69%      01/15/09            $    54    $     53
2.54%      09/15/08                387         388(i)
Bank One Issuance Trust
3.59%      05/17/10                 25          25
3.76%      08/15/08                108         108
Bear Stearns Asset Backed
   Securities Inc. (Class A)
2.79%      01/25/34                 93          93(i)
BMW Vehicle Owner Trust
   (Class B)
2.93%      03/25/09                 47          47
Capital Auto Receivables Asset
   Trust (Class B)
3.92%      11/16/09                 85          85
Capital One Master Trust
   (Class C)
6.70%      06/15/11                100         108(b)
Capital One Prime Auto
   Receivables Trust (Class A)
2.48%      09/17/07                350         350(i)
Chase Credit Card Master
   Trust (Class A)
2.51%      07/15/10                120         120(i)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
2.67%      03/25/32                 74          74(i)
Citibank Credit Card
   Issuance Trust
2.53%      12/17/07                100         100(i)
2.74%      03/07/08                240         240(i)
4.45%      04/07/10                 59          60
Countrywide Asset-Backed
   Certificates
2.66%      07/25/31                 19          20(i)
2.85%      05/25/33                 41          41(i)
Countrywide Asset-Backed
   Certificates (Class A)
2.75%      04/25/32                 76          76(i)





                             PRINCIPAL
                                AMOUNT      VALUE


Daimler Chrysler Auto Trust
   (Class B)
2.85%      08/08/10             $   25    $     24
Discover Card Master Trust I
   (Class A)
2.58%      11/15/07                100         100(i)
Federal National Mortgage Assoc.
3.95%      12/26/31                 68          68
Fleet Credit Card Master Trust II
   (Class A)
2.54%      04/15/10                180         180(i)
5.60%      12/15/08                395         407
Fleet Home Equity Loan Trust
   (Class A)
2.66%      01/20/33                 53          53(i)
Ford Credit Auto Owner Trust
   (Class B)
4.79%      11/15/06                108         109
Household Automotive Trust
   (Class A)
2.71%      07/17/09                500         502(i)
MBNA Master Credit Card Trust
   USA (Class A)
2.66%      08/15/08                700         702(i)
Mid-State Trust
7.54%      07/01/35                 18          20
Peco Energy Transition Trust
6.52%      12/31/10                 45          50
Residential Asset Mortgage
   Products Inc.
2.66%      03/25/34                115         115(i)
Residential Asset Mortgage
   Products Inc. (Class A)
2.70%      06/25/32                183         183(i)
Residential Asset Securities Corp.
2.67%      07/25/32                 63          62(i)
Residential Asset Securities Corp.
   (Class A)
4.16%      07/25/30                 60          60(i)
Wells Fargo Home Equity Trust
3.97%      09/25/24                 35          35(i)

TOTAL ASSET BACKED
   (COST $4,683)                             4,658




--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE

CORPORATE NOTES -- 6.1%

Abbey National PLC.
7.95%      10/26/29             $   80    $    103
AIG SunAmerica Global
   Financing IX
5.10%      01/17/07                 80          82(b)
Alberta Energy Co. Ltd.
7.38%      11/01/31                 25          30
Allstate Financial Global Funding
5.25%      02/01/07                 50          52(b)
Amerada Hess Corp.
7.30%      08/15/31                 65          73
America Movil S.A. de C.V.
5.75%      01/15/15                100         100(b)
American Electric Power Co. Inc.
   (Series D)
5.25%      06/01/15                 35          35
American Greetings
6.10%      08/01/28                 20          21
American Standard Inc.
7.38%      04/15/05                 85          86
7.63%      02/15/10                 50          57
Appalachian Power Co. (Series C)
2.88%      06/29/07                 55          55(i)
Appalachian Power Co. (Series E)
4.80%      06/15/05                 85          86
Appalachian Power Co. (Series G)
3.60%      05/15/08                 30          30
Assurant Inc.
6.75%      02/15/34                 50          54
AT&T Wireless Services Inc.
7.35%      03/01/06                 70          73
8.75%      03/01/31                 90         121
AutoZone Inc.
4.75%      11/15/10                 50          49
Banco Santander Chile
5.38%      12/09/14                 90          92(b)
Bank of America Corp.
2.45%      02/17/09                  5           5(i)
3.88%      01/15/08                 50          50
Bank One Corp.
6.50%      02/01/06                 55          57
BB&T Corp.
4.75%      10/01/12                 40          40
6.38%      06/30/05                 60          61(i)





                             PRINCIPAL
                                AMOUNT      VALUE


BBVA Bancomer Capital Trust I
10.50%     02/16/11               $100    $    108(b)
BellSouth Corp.
6.00%      11/15/34                 80          81
Belo Corp.
8.00%      11/01/08                 50          56
Brandywine Operating
   Partnership Lp
4.50%      11/01/09                 25          25
British Telecommunications PLC.
8.38%      12/15/10                 85         102
Burlington Northern
   Santa Fe Corp.
8.13%      04/15/20                 75          98
Campbell Soup Co.
5.50%      03/15/07                 85          88
Carolina Power & Light Co.
6.13%      09/15/33                 50          53
Cendant Corp.
6.25%      01/15/08                125         133
Charter One Bank Fsb
6.38%      05/15/12                 45          50
Citigroup Inc.
5.85%      12/11/34                120         123
6.63%      06/15/32                100         112
City National Corp.
5.13%      02/15/13                 70          71
CNF Inc.
6.70%      05/01/34                 65          70
Comcast Cable
   Communications
6.38%      01/30/06                 50          52
ConAgra Foods Inc.
6.00%      09/15/06                 75          78
Consolidated Natural Gas Co.
5.38%      11/01/06                145         149
Consumers Energy Co.
   (Series L)
5.00%      02/15/12                 85          87(b)
Countrywide Home Loans Inc.
5.63%      05/15/07                 75          78
COX Communications Inc.
5.45%      12/15/14                 80          80(b)
CSX Transportation Inc.
9.75%      06/15/20                  8          11




--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


DaimlerChrysler NA Holding Corp.
2.96%      05/24/06             $   10  $       10  (i)
7.25%      01/18/06                 45          47
Delhaize America Inc.
7.38%      04/15/06                125         131
Deutsche Telekom International
   Finance BV
3.88%      07/22/08                225         224
5.25%      07/22/13                 80          82
Dominion Resources Inc. (Series B)
4.13%      02/15/08                145         146
Dominion Resources Inc. (Series G)
3.66%      11/15/06                 80          80
Duke Capital LLC
4.30%      05/18/06                 85          86
4.33%      11/16/06                 65          66
6.25%      02/15/13                 50          54
Duke Energy Corp.
4.50%      04/01/10                 50          51
Enterprise Products Operating LP
4.00%      10/15/07                105         105(b)
EOP Operating LP (REIT)
7.75%      11/15/07                105         116
European Investment Bank
4.63%      03/01/07                 20          21
FirstEnergy Corp. (Series B)
6.45%      11/15/11                 80          87
Ford Motor Credit Co.
5.63%      10/01/08                 40          41
5.80%      01/12/09                 75          76
7.38%      02/01/11                195         210
FPL Group Capital Inc. (Series A)
4.09%      02/16/07                 75          76
General Mills Inc.
3.88%      11/30/07                 75          75
General Motors Acceptance Corp.
3.19%      05/18/06                185         184(i)
6.13%      09/15/06                195         200
6.75%      01/15/06                110         113
6.88%      09/15/11                 25          26
7.25%      03/02/11                 20          21
General Motors Corp.
7.20%      01/15/11                 55          56
8.38%      07/15/33                 55          57





                             PRINCIPAL
                                AMOUNT      VALUE


Georgia Power Co.
4.88%      07/15/07               $105  $      108
Glencore Funding LLC
6.00%      04/15/14                 25          24(b)
Goldman Sachs Group Inc.
5.25%      10/15/13                105         107
6.60%      01/15/12                 40          45
Goodrich Corp.
7.10%      11/15/27                 55          60
Grupo Televisa S.A.
8.00%      09/13/11                 50          58
HBOS Capital Funding LP
6.07%      06/30/49                 90          96(b,i)
HBOS PLC.
3.13%      01/12/07                100          99(b)
HCA Inc.
5.50%      12/01/09                 10          10
Hertz Corp.
3.40%      08/05/08                 15          15(i)
6.35%      06/15/10                 20          21
Household Finance Corp.
3.38%      02/21/06                 50          50
6.50%      01/24/06 - 11/15/08     110         117
HSBC Bank USA NA
3.88%      09/15/09                105         104
HSBC Capital Funding LP
4.61%      12/29/49                150         145(b,i)
HSBC Capital Funding LP
   (Series 1)
9.55%      12/31/49                 85         106(b,i)
HSBC Finance Corp.
6.75%      05/15/11                210         236
Hudson United Bank
7.00%      05/15/12                135         151
Huntington National Bank
2.75%      10/16/06                 65          64
Hydro Quebec
8.25%      04/15/26                 45          62
iStar Financial Inc.
6.00%      12/15/10                 30          32
iStar Financial Inc. (REIT)
3.72%      03/12/07                 55          56(i)
Jersey Central Power & Light
5.63%      05/01/16                 45          47



--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


John Hancock Global Funding II
5.63%      06/27/06               $115    $    119(b)
Kerr-McGee Corp.
5.88%      09/15/06                 55          57
6.95%      07/01/24                105         116
Keycorp
4.63%      05/16/05                100         101
KFW International Finance
4.75%      01/24/07                270         278
Kinder Morgan Energy
   Partners LP
5.13%      11/15/14                 65          65
Kinder Morgan Inc.
6.50%      09/01/12                 85          93
Kraft Foods Inc.
4.13%      11/12/09                125         124
Lockheed Martin Corp.
8.50%      12/01/29                155         212
Marsh & McLennan Cos. Inc.
5.38%      07/15/14                105         102
Masco Corp.
6.75%      03/15/06                 40          42
Metropolitan Life Global
   Funding I
4.75%      06/20/07                 50          51(b)
Midamerican Energy Holdings Co.
3.50%      05/15/08                 60          59
Morgan Stanley
4.00%      01/15/10                 80          79
4.25%      05/15/10                 10          10
Motorola Inc.
4.61%      11/16/07                 20          20
National Rural Utilities Cooperative
   Finance Corp.
6.00%      05/15/06                 30          31
Nationwide Mutual Insurance Co.
7.88%      04/01/33                 25          30(b)
NB Capital Trust IV
8.25%      04/15/27                140         156
News America Inc.
6.20%      12/15/34                 65          66(b)
Noble Energy Inc.
8.00%      04/01/27                 85         107
Nordic Investment Bank
2.75%      01/11/06                 55          55




                             PRINCIPAL
                                AMOUNT      VALUE


Norfolk Southern Corp.
6.00%      04/30/08             $   50    $     54
7.05%      05/01/37                 95         112
Norfolk Southern Railway Co.
9.75%      06/15/20                 12          17
Northeast Utilities (Series B)
3.30%      06/01/08                 35          34
Northrop Grumman Corp.
4.08%      11/16/06                140         141
Ocean Energy Inc.
4.38%      10/01/07                 50          50
Ohio Power Co. (Series E)
6.60%      02/15/33                 35          39
Pacific Gas & Electric Co.
2.72%      04/03/06                 13          13(i)
Pemex Finance Ltd.
9.03%      02/15/11                 50          57
9.69%      08/15/09                176         197
Pemex Project Funding
   Master Trust
7.38%      12/15/14                 15          17
8.63%      02/01/22                 55          64
Pepco Holdings Inc.
5.50%      08/15/07                 80          83
Petrobras International
   Finance Co.
9.75%      07/06/11                 35          42
Petro-Canada
5.35%      07/15/33                 30          28
Petroleos Mexicanos
9.50%      09/15/27                165         206
Pioneer Natural Resources Co.
6.50%      01/15/08                 95         102
Potomac Edison Co.
5.35%      11/15/14                 40          40(b)
Principal Life Global Funding I
5.25%      01/15/13                 85          87(b)
Procter & Gamble - ESOP (Series A)
9.36%      01/01/21                110         146
Prudential Financial Inc.
4.10%      11/15/06                170         172(k)
PSI Energy Inc.
6.65%      06/15/06                 70          73
Public Service Co. of New Mexico
4.40%      09/15/08                 80          80


--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


Puget Energy Inc.
3.36%      06/01/08             $   35   $      34
Quest Diagnostics
6.75%      07/12/06                 65          68
Rabobank Capital Funding Trust
5.25%      12/29/49                 50          50(b,i)
Raytheon Co.
4.85%      01/15/11                 35          36
6.40%      12/15/18                 80          88
RBS Capital Trust I
5.51%      09/29/49                 80          82(i)
Royal Bank of Scotland
   Group PLC. ADR
9.12%      03/31/49                 85         104
Safeco Corp.
4.20%      02/01/08                 35          35
SBC Communications Inc.
5.10%      09/15/14                 70          71
Shurgard Storage Centers Inc.
   (REIT)
5.88%      03/15/13                 30          31
Simon Property Group LP (REIT)
4.88%      08/15/10                 80          82(b)
SLM Corp.
4.00%      01/15/09                 50          50
Southern California Edison Co.
8.00%      02/15/07                 50          54
Southwest Airlines Co.
5.25%      10/01/14                 25          25
Sprint Capital Corp.
4.78%      08/17/06                130         132(k)
6.13%      11/15/08                140         150
6.90%      05/01/19                 70          78
8.38%      03/15/12                 55          67
8.75%      03/15/32                 60          80
State of Illinois
4.95%      06/01/23                 80          78
Telecom Italia Capital S.A.
   (Series B)
5.25%      11/15/13                 80          81
Telefonos de Mexico S.A. de C.V.
4.50%      11/19/08                350         353
8.25%      01/26/06                175         184





                             PRINCIPAL
                                AMOUNT      VALUE


TELUS Corp.
7.50%      06/01/07              $ 100    $    109
The Walt Disney Co.
6.75%      03/30/06                 50          52
Time Warner Inc.
7.75%      06/15/05                 60          61
9.13%      01/15/13                 80         102
TXU Electric Delivery Co.
6.38%      05/01/12                 80          88
Tyco International Group S.A.
5.80%      08/01/06                110         114
6.75%      02/15/11                 25          28
Tyson Foods Inc.
7.25%      10/01/06                225         239
UBS Preferred Funding Trust I
8.62%      10/29/49                 50          60(i)
Union Pacific Corp.
6.65%      01/15/11                  5           6
Union Planters Bank NA
5.13%      06/15/07                 30          31
Unisys Corp.
8.13%      06/01/06                 45          47
US Bank National Assoc.
2.85%      11/15/06                 60          59
Valero Energy Corp.
6.88%      04/15/12                 35          40
7.50%      04/15/32                 25          30
Verizon
6.50%      09/15/11                 60          66
Verizon Global Funding Corp.
7.75%      12/01/30 - 06/15/32     160         199
Verizon Pennsylvania Inc.
   (Series A)
5.65%      11/15/11                145         153
Viacom Inc.
5.50%      05/15/33                 35          34
Wachovia Corp.
5.25%      08/01/14                 85          87
Washington Mutual Bank FA
5.13%      01/15/15                 55          55
Washington Mutual Inc.
5.63%      01/15/07                 35          36
WellPoint Inc.
4.25%      12/15/09                 50          50(b)


--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


Wells Fargo & Co.
5.25%      12/01/07            $    65   $      68
Westar Energy Inc.
9.75%      05/01/07                135         151
Weyerhaeuser Co.
6.00%      08/01/06                110         115
6.13%      03/15/07                 62          65
6.75%      03/15/12                 30          34
Wisconsin Electric Power
3.50%      12/01/07                 65          65
Wisconsin Energy Corp.
5.88%      04/01/06                 39          40
Yara International ASA
5.25%      12/15/14                 50          50(b)

TOTAL CORPORATE NOTES
   (COST $15,278)                           15,545

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.4%
Bear Stearns Commercial
   Mortgage Securities
3.88%      08/13/39                144         143
4.17%      01/12/41                185         186
4.68%      08/13/39                230         230
6.02%      02/14/31                100         107
Bear Stearns Commercial
   Mortgage Securities (Class B)
6.20%      02/14/31                 25          27
CalSTRS Trust
4.13%      11/20/12                149         150(b)
Citicorp Mortgage Securities Inc.
6.13%      08/25/32                 29          28(i)
Citicorp Mortgage Securities Inc.
   (Class B)
6.13%      08/25/32                 71          71(i)
DLJ Commercial Mortgage Corp.
6.24%      11/12/31                350         376
GMAC Commercial Mortgage
   Securities Inc.
4.21%      12/10/41                143         143(i)
6.24%      12/10/41              4,471          78(b,d,i)
6.42%      05/15/35                350         376





                             PRINCIPAL
                                AMOUNT      VALUE


GMAC Commercial Mortgage
   Securities Inc. (Class A)
4.55%      12/10/41            $   143   $     143(i)
4.92%      12/10/41                143         143(i)
GMAC Commercial Mortgage
   Securities Inc. (Class X)
4.03%      12/10/41              2,131          73(d,i)
GS Mortgage Securities Corp. II
2.68%      11/15/15                500         501(b,i)
Impac CMB Trust
2.70%      08/25/32                104         104(i)
Impac CMB Trust (Class A)
2.80%      12/25/33                450         450(i)
JP Morgan Chase
   Commercial Mortgage
   Securities Corp.
1.22%      01/12/39              1,225          62(b,i)
6.47%      11/15/35                 64          71
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   (Class A)
4.92%      10/15/37                 90          91(i)
LB-UBS Commercial
   Mortgage Trust
3.68%      07/15/37              2,912          58(b,d,i)
3.96%      03/15/34                495          11(b,d,i)
4.06%      09/15/27                144         144(i)
4.51%      12/15/29                 74          74
4.53%      01/15/36                525          40(b,d)
4.86%      12/15/39                125         125(i)
6.17%      04/15/37              1,075          22(b,d,i)
6.23%      03/15/26                 87          94
6.85%      12/15/39              1,113          20(b,d,i)
7.74%      09/15/37              1,061          17(b,d,i)
8.33%      03/15/36              1,308          36(b,d,i)
LB-UBS Commercial Mortgage
   Trust (Class A)
6.65%      11/15/27                116         130
LB-UBS Commercial Mortgage
   Trust (Class B)
6.65%      07/14/16                 26          29(b)
Master Alternative Loans Trust
5.00%      08/25/18                 89          10(g)
6.50%      08/25/34 - 01/25/35     301         314


--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


Morgan Stanley Capital I
5.11%      06/15/40               $200   $     204(i)
6.53%      03/15/31                221         240
Morgan Stanley Capital I (Class A)
4.66%      09/13/45                105         104
4.97%      04/14/40                123         124
Morgan Stanley Dean
   Witter Capital I
5.73%      04/15/34                537          12(b,d,i)
6.52%      10/15/35                831          16(b,d,i)
7.20%      10/15/33                209         237
Morgan Stanley Dean Witter
   Capital I (Class X)
1.53%      02/01/31                306          15(b,i)
Nomura Asset Securities Corp.
   (Class A)
6.59%      03/15/30                221         239
Structured Asset Securities Corp.
   (Class X)
2.02%      02/25/28                137           7(i)
Wachovia Bank Commercial
   Mortgage Trust
2.92%      03/15/15                100         100(b,i)
3.30%      03/15/15                100         101(b,i)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $6,130)                             6,076

SOVEREIGN BONDS -- 0.3%

Government of Bahamas
6.63%      05/15/33                 55          63(b)
Government of Russia
5.00%      03/31/30                 65          67(b,k)
Mexico Government
   International Bond
6.75%      09/27/34                135         133
Ontario Electricity Financial Corp.
7.45%      03/31/13                 20          24
Province of Manitoba Canada
4.25%      11/20/06                 85          87
Province of New Brunswick
3.50%      10/23/07                 85          85





                             PRINCIPAL
                                AMOUNT      VALUE


Province of Ontario
3.50%      09/17/07               $185   $     185
5.13%      07/17/12                 15          16

TOTAL SOVEREIGN BONDS
   (COST $649)                                 660

TOTAL BONDS AND NOTES
   (COST $63,271)                           62,998


                              NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 2.0%
--------------------------------------------------------------------------------

Financial Select Sector
   SPDR Fund                    34,201       1,044
Industrial Select Sector
   SPDR Fund                   133,524       4,148

TOTAL EXCHANGE TRADED FUNDS
   (COST $ 4,474)                            5,192

--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.0%*
--------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I
   (COST $108)                     105         107 (b,i)


                           NUMBER OF
                             CONTRACTS      VALUE
--------------------------------------------------------------------------------

PURCHASED OPTIONS -- 0.0%*
--------------------------------------------------------------------------------


PUT OPTIONS
U S Treasury Notes 5 Yr. Futures
   (COST $22)                       28           6

TOTAL INVESTMENTS IN SECURITIES
   (COST $219,039)                         253,257




--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                                NUMBER
                             OF SHARES      VALUE



SHORT-TERM INVESTMENTS -- 13.8%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund           5,523,427  $    5,523 (l)
State Street Navigator Securities
   Lending Prime Portfolio  18,732,670      18,733 (e,p)

                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 4.4%
State Street Bank and Trust Co.
   1.32% dated 12/31/04, to be
   repurchased at $11,167 on
   01/03/05, collateralized by
   $11,389 US Treasury Bond,
   7.5%, maturing 11/15/16     $11,166      11,166 (e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $ 35,422)                          35,422

TOTAL INVESTMENTS
   (COST $254,461)                         288,679

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (12.5)%                             (32,207)
                                          ========


NET ASSETS-- 100.0%                       $256,472
                                          ========


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Elfun Diversified Fund had the following written option contracts open at December 31, 2004:


                           EXPIRATION DATE/    NUMBER OF
CALL OPTIONS                 STRIKE PRICE      CONTRACTS       VALUE
--------------------------------------------------------------------------------

U S Treasury Notes
  5 Yr. Futures (Written
  Option Premium $11)        Jan 05/109.50        28           $(12)


                            EXPIRATION DATE/   NUMBER OF
PUT OPTIONS                   STRIKE PRICE     CONTRACTS       VALUE
--------------------------------------------------------------------------------

U S Treasury Notes
  5 Yr. Futures (Written
  Option Premium $11)        Jan 05/108.00        28          $  (1)

The Elfun Diversified Fund had the following long futures contracts open at December 31, 2004:


                                   NUMBER       CURRENT
               EXPIRATION            OF         NOTIONAL       UNREALIZED
DESCRIPTION       DATE           CONTRACTS       VALUE        APPRECIATION
--------------------------------------------------------------------------------

Euro Dollar
  Futures     December 2005          8           $1,929            $(3)
Euro Dollar
  Futures     December 2007          8            1,914             (1)
U.S.Treasury
  Notes 5 Yr.
  Futures      March 2005           32            3,505             18
                                                                  -----

The Elfun Diversified Fund had the following short futures contracts open at December 31, 2004:


                                   NUMBER     CURRENT
               EXPIRATION            OF       NOTIONAL          UNREALIZED
DESCRIPTION       DATE           CONTRACTS      VALUE          APPRECIATION
--------------------------------------------------------------------------------

Euro Dollar
  Futures     December 2006         16         $(3,841)         $     4
U.S.Treasury
  Notes 10 Yr.
  Futures      March 2005            5            (560)               1
                                               -------
                                               $    19
                                               =======

The Elfun Diversified Fund had the following forward foreign currency contracts open at December 31, 2004:


                         CURRENCY      SETTLEMENT       UNREALIZED
CURRENCY BOUGHT            SOLD           DATE         APPRECIATION
--------------------------------------------------------------------------------

32,248 JPY               310 USD   January 21, 2005         5

--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund

Q&A

MICHAEL CAUFIELD, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER, LEADS GEAM'S FIXED INCOME MUNICIPAL BOND TEAM. PRIOR TO JOINING GEAM, MIKE WAS VICE PRESIDENT AND DIRECTOR OF TAX EXEMPT UNIT INVESTMENT TRUST RESEARCH AT E.F. HUTTON & COMPANY FOR FIVE YEARS AND A CREDIT ANALYST AT MOODY'S INVESTOR SERVICE AND DUN & BRADSTREET FOR FIVE YEARS. MIKE RECEIVED HIS BACHELOR OF SCIENCE IN FINANCE FROM FORDHAM UNIVERSITY.

Q. HOW DID THE ELFUN TAX EXEMPT INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2004?

A. For the twelve-month period ended December 31, 2004, the Elfun Tax Exempt Income Fund returned 4.49%. The Lehman Brothers Municipal Bond Index benchmark returned 4.48% over the same period, while the Fund's Lipper peer group of 297 General Municipal Debt funds returned an average of 3.70%.

Q. WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Municipal market performance was better than most market participants expected at the start of the year given the bearish sentiment about interest rates. The apprehension centered around the potential return of inflation, which reversed its declining trend early in the year, improving economic growth and a Federal Reserve raising short rates.

    The Federal Reserve's decision to begin raising its Fed Funds target rate contributed to the municipal yield curve flattening in 2004. Yields on shorter maturity paper finished the year higher, while yields on longer bonds fell. Volatility visited early and often during a tumultuous first half of 2004. In the period from mid-March to mid-May, 10 year municipal yields increased by over 100 basis points, while 30 year municipal yields backed up to five percent. Once the Federal Reserve began to raise its short-term target, rates proceeded to rally with yields falling for all but the shortest maturities, with especially large declines of greater than 50 basis points for maturities between 16 and 23 years. The Fund, while well diversified throughout the yield curve, benefited from its concentration within this sector and was able to participate on the upside.

Q. WHAT FACTORS INFLUENCED FUND PERFORMANCE?

A. Curve placement played a significant role in Fund returns over the last year. We began 2004 with an unusually steep yield curve, which rewarded investors for assuming additional risk. During the second half of the year, the municipal yield curve flattened dramatically, as the spread between 2 -year maturities and 30-year maturities narrowed by 98 basis points with the brunt of the impact concentrated on the front-end of the curve. As a result, maturities inside of ten years lagged the overall market, while longer tax-exempt yields finished the year

Elfun Tax-Exempt Income Fund

Q&A

    unchanged. Yields of bonds in the twenty-year sector realized the best performance and closed the year 15 basis points lower. The Fund was positioned to take advantage of a flattening curve given its weighting in the 15-20 year sector, as well as the performance characteristics of the bonds held.

Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES EMPLOYED BY THE FUND IMPACTED PERFORMANCE?

A. Our strategy remained consistent with our long-term philosophy, a strong income component, high credit quality and the maximization of income exempt from federal taxes. During 2004, the Fund provided above average tax-exempt income characterized by investments in bonds from issuers with strong credit fundamentals as we maintained a neutral exposure to interest rates. The Fund continued to be challenged by the loss of income attributable to early bond calls and a laddered portfolio strategy. We employed a reinvestment strategy selecting bonds in the twenty to thirty year range, taking advantage of a historically steep yield curve, which rewarded investors willing to assume additional risk, while emphasizing structure and quality. Throughout our extension strategy, the overall duration of the portfolio was managed to remain neutral to the duration of the Lehman Index.

Q.  WHICH PARTICULAR SECTORS SIGNIFICANTLY CONTRIBUTED TO THE FUND'S
    PERFORMANCE?

A. The longer maturities in the portfolio performed well in 2004. The Fund with approximately 40% of its assets invested in maturities greater than fifteen years benefited from a flattening yield curve. The revenue bond component of the Fund contributed the best returns followed by the Insured and General Obligation sectors. The best performing individual sector in the portfolio was the Healthcare sector, which had returns in excess of six percent. The Fund had a slight overweight compared to the index.

Q.  WHY DID THE FUND OVERPERFORM ITS BENCHMARK?

    The Fund overperformed the Lehman Brothers Municipal Bond Index by one basis point and overperformed its peer group average, exceeding the performance of 77 percent of the group for the twelve-month period ended December 31, 2004. Index performance was driven by two highly volatile sectors, the Non-Investment Grade and High Yield, which posted double-digit returns and Tobacco Bonds, which rebounded in the second half of the year. The Fund, given its conservative credit approach, does not participate in the non-investment market and has avoided the litigation roller coaster associated with Tobacco holdings. It is important to note that the fund continues to rely upon bottom-up security selection and curve placement as key performance driver, which contributed to the Fund's favorable returns. Our long-term strategy continues to rank it strongly among its peer group in terms of income, as well as overall performance. The Fund's adherence to a disciplined investment process, emphasizing credit quality, maximization of tax-exempt income and capital preservation, while managing capital gains, has allowed the Fund, as of December 31,2004, to rank in the top 17 %, 11%, and 8% of its competitive Lipper peer group for three years, five years, and ten years, respectively.

Elfun Tax-Exempt Income Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2004.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



JULY 1, 2004 - DECEMBER 31, 2004

-------------------------------------------------------------------------------------------------------------
                                 ACCOUNT VALUE AT                ACCOUNT VALUE                 EXPENSES
                                 THE BEGINNING OF                AT THE END OF                PAID DURING
                                  THE PERIOD ($)                THE PERIOD ($)              THE PERIOD ($)*
-------------------------------------------------------------------------------------------------------------
Actual Fund Return**                 1,000.00                      1,050.81                      0.73

Hypothetical 5% Return
     (2.5% for the period)           1,000.00                      1,024.16                       0.71
-------------------------------------------------------------------------------------------------------------

  *EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.14% (FROM
   PERIOD JULY 1, 2004 - DECEMBER 31, 2004), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE SIX-MONTH PERIOD).

 **ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2004 WAS 5.08%.

Elfun Tax-Exempt Income Fund

                     CHANGE IN VALUE OF A $10,000 INVESTMENT

[Line chart omitted -- plot points are as follows:]

                    Elfun Tax-Exempt Income Fund                      LBMI
12/94                         10,000.00                             10,000.00
12/95                         11,732.44                             11,746.26
12/96                         12,155.06                             12,266.93
12/97                         13,320.41                             13,394.51
12/98                         14,147.04                             14,262.48
12/99                         13,720.50                             13,969.20
12/00                         15,417.73                             15,601.27
12/01                         16,142.82                             16,400.81
12/02                         17,710.33                             17,976.14
12/03                         18,586.12                             18,931.46
12/04                         19,420.46                             19,779.77


                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                         ONE     FIVE       TEN
                        YEAR     YEAR      YEAR
--------------------------------------------------------------------------------

Elfun Tax-Exempt
   Income Fund          4.49%     7.20%    6.86%
LBMI                    4.48%     7.20%    7.06%





                               INVESTMENT PROFILE
        A fund designed for investors who seek as high a level of current interest income exempt from federal income taxation as is available from concentration of investment in municipal bonds consistent with prudent investment management and the preservation of capital by investing primarily in investment-grade municipal securities. Under normal conditions, the portfolio manager manages the Fund so that at least 80% of the Fund's income is exempt from both regular federal income taxes and the federal alternative minimum tax.

                         *LIPPER PERFORMANCE COMPARISON

                        GENERAL MUNICIPAL DEBT PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/04

                                                      ONE     FIVE     TEN
                                                     YEAR     YEAR    YEAR

  Fund's rank in peer group:                           68      28      11

  Number of Funds in peer group:                      297     234    139

  Peer group average annual total return:            3.70%   6.27%   6.06%

  Lipper categories in peer group:                    GENERAL MUNICIPAL
                                                          BOND DEBT

  * SEE NOTES TO PERFORMANCE FOR EXPLANATION OF PEER CATEGORIES.

                                 QUALITY RATINGS
                             AS OF DECEMBER 31, 2004

                             AS A % OF MARKET VALUE
--------------------------------------------------------------------------------

MOODY'S/S&P/                      PERCENTAGE OF
FITCH RATING+                      MARKET VALUE
--------------------------------------------------------------------------------
Aaa/AAA                                61.22%
--------------------------------------------------------------------------------
Aa/AA                                  28.76%
--------------------------------------------------------------------------------
A/A                                     6.26%
--------------------------------------------------------------------------------
Below A                                 3.76%
--------------------------------------------------------------------------------

+ MOODY'S INVESTORS SERVICES, INC., STANDARD & POOR'S AND FITCH ARE
  NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE ON PAGE 65 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004

                          ELFUN TAX-EXEMPT INCOME FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $1,675,113 AS OF DECEMBER 31, 2004.

[Pie chart omitted -- plot points are as follows:]


General Obligation                21.5%
Water & Sewer                     16.7%
Transportation                    15.1%
Hospital                          11.8%
Education                         11.1%
Utilities                          8.8%
Resource & Other                   7.6%
Lease                              5.5%
Housing                            1.0%
Short - Term                       0.9%



                             PRINCIPAL
                                AMOUNT      VALUE



MUNICIPAL BONDS -- 97.8%+
--------------------------------------------------------------------------------

ALABAMA -- 1.4%

Alabama Public School &
   College Authority (Series D)
5.75%      08/01/13             $5,000   $   5,665
Alabama Water Pollution
   Control Authority (Series A)
   (AMBAC Insured)
4.75%      08/15/21              5,000       5,079(o)
City of Birmingham AL (Series B)
5.25%      06/01/24              2,240       2,381
City of Birmingham AL (Series C)
5.25%      05/01/17              3,395       3,755
Montgomery BMC Special Care
   Facilities Financing Authority
   (Series A) (MBIA Insured)
4.58%      11/15/20              8,375       7,521(o)
                                            24,401

ALASKA -- 0.2%

City of Anchorage AK (MBIA Insured)
6.50%      12/01/10              2,825       3,345(o)





                             PRINCIPAL
                                AMOUNT      VALUE

ARIZONA -- 2.5%

Arizona State Transportation
   Board (Series A)
6.00%      07/01/08           $  5,000   $   5,595
Arizona State University
   (FSA Insured)
5.25%      07/01/15              5,000       5,590(o)
City of Scottsdale AZ
5.00%      07/01/24              5,000       5,166
Maricopa County Industrial
   Development Authority
5.50%      07/01/26              7,500       7,741
Maricopa County Public Finance
   Corp. (AMBAC Insured)
5.50%      07/01/13              5,000       5,607(o)
Maricopa County Stadium District
   (AMBAC Insured)
5.38%      06/01/16              2,145       2,393(o)
Northern Arizona University
   (FGIC Insured)
5.50%      06/01/34              2,000       2,166(o)
Phoenix Civic Improvement Corp.
   (FGIC Insured)
5.50%      07/01/23 - 07/01/24   7,260       8,451(o)
                                            42,709

CALIFORNIA -- 4.2%

Acalanes Union High School
   District (FGIC Insured)
4.90%      08/01/21              5,815       2,488(d,o)
Port of Oakland CA (Series M)
   (FGIC Insured)
5.25%      11/01/16 - 11/01/17  14,300      15,916(o)
Sacramento City Financing
   Authority (AMBAC Insured)
5.38%      11/01/14             12,725      14,636(o)
Sacramento County Sanitation
   District (Series A)
5.88%      12/01/27             13,475      14,051
San Diego Unified School District
   (Series D) (MBIA Insured)
5.50%      07/01/25              5,000       5,812(o)
San Diego Unified School District
   (Series E) (FSA Insured)
5.25%      07/01/17 - 07/01/19   8,795       9,927(o)


--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


San Jose Redevelopment Agency
   (MBIA Insured)
5.00%      08/01/20             $2,225   $   2,266(o)
University of California (Series A)
   (AMBAC Insured)
5.00%      05/15/34              6,000       6,145(o)
                                            71,241

COLORADO -- 1.6%

City of Colorado Springs CO
   (Series A) (MBIA Insured)
5.38%      11/15/26             10,000      10,709(o)
Colorado Water Resources &
   Power Development
   Authority (Series A)
5.25%      09/01/17 - 09/01/18   5,880       6,478
E-470 Public Highway Authority
   (Series A) (MBIA Insured)
5.00%      09/01/26              4,280       4,412(o)
5.75%      09/01/35              4,000       4,484(o)
                                            26,083

CONNECTICUT -- 6.2%

City of Stamford CT
5.00%      02/15/15              1,875       1,882(n)
5.25%      07/15/11              6,120       6,647(n)
City of Stamford CT (Series A)
4.60%      08/01/14              2,235       2,318
4.70%      08/01/15              1,635       1,699
Connecticut Resource Recovery
   Authority (Series A)
   (MBIA Insured)
5.50%      11/15/12              3,865       4,152(o)
Connecticut State Clean
   Water Fund
4.88%      09/01/19              5,335       5,916(n)
Connecticut State Health &
   Educational Facilities Authority
   (Series A) (MBIA Insured)
5.13%      11/01/12              1,495       1,562(n,o)
Mashantucket Western Pequot
   Tribe CT (Series B)
5.70%      09/01/12              2,500       2,678(b)
5.75%      09/01/18              9,500      10,038(b)





                             PRINCIPAL
                                AMOUNT      VALUE


South Central Regional Water
   Authority Water System
   Revenue (MBIA Insured)
5.00%      08/01/27 - 08/01/28 $ 9,755   $  10,167  (o)
State of Connecticut (MBIA Insured)
6.00%      10/01/09              5,250       6,008(o)
State of Connecticut (Series A)
5.25%      03/15/14              3,175       3,437
State of Connecticut (Series B)
5.25%      11/01/05 - 11/01/07  15,890      16,787
State of Connecticut (Series C)
5.25%      10/15/13              1,250       1,390(n)
5.50%      08/01/05              2,855       2,912
State of Connecticut (Series D)
5.50%      12/01/07 - 12/01/08  19,940      21,703(m)
University of Connecticut
   (Series A) (MBIA Insured)
5.00%      01/15/17              6,000       6,541(o)
                                           105,837

DELAWARE -- 0.3%

State of Delaware
5.25%      04/01/13 - 04/01/14   4,545       5,089(n)

DISTRICT OF COLUMBIA -- 1.4%

District of Columbia
   (MBIA Insured)
5.75%      09/15/20              5,000       5,622(o)
District of Columbia (Series A)
   (MBIA Insured)
5.25%      06/01/27             10,000      10,528(n,o)
District of Columbia (Series B)
   (FSA Insured)
5.25%      06/01/26              6,900       7,239(o)
                                            23,389

FLORIDA -- 2.7%

Florida State Board of Education
   (Series B)
5.38%      06/01/16             10,000      11,207
Florida State Board of Education
   (Series D)
4.50%      06/01/21              5,000       5,060



--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


Hillsborough County Industrial
   Development Authority
   (Series A)
5.00%      10/01/18           $  5,000 $     5,146
5.25%      10/01/24              3,500       3,561
Hillsborough County Industrial
   Development Authority
   (Series B)
5.25%      10/01/15              5,130       5,478
Jacksonville Electric Authority
5.25%      10/01/20              3,000       3,042
North Broward Hospital District
5.70%      01/15/16              1,915       2,067
Palm Beach County Solid Waste
   Authority (AMBAC Insured)
5.00%      10/01/11              4,000       4,415(o)
South Miami Health
   Facilities Authority
5.25%      11/15/33              6,380       6,536
                                            46,512

GEORGIA -- 4.1%

City of Atlanta GA (FSA Insured)
5.75%      11/01/26 - 11/01/27  15,460      18,420(o)
City of Atlanta GA (Series B)
   (FSA Insured)
5.25%      01/01/33              4,000       4,182(o)
County of Fulton GA
   (FGIC Insured)
5.00%      01/01/30              5,000       5,176(o)
5.25%      01/01/35             10,500      11,125(o)
De Kalb County GA
5.00%      10/01/28              6,500       6,672
Henry County Hospital Authority
   (MBIA Insured)
5.00%      07/01/24              1,865       1,969(o)
Marietta Development Authority
5.00%      09/15/29              2,615       2,632
Private Colleges & Universities
   Facilities Authority
   (MBIA Insured)
6.50%      11/01/15              4,010       4,902(m,o)
Private Colleges & Universities
   Authority (Series A)
6.00%      06/01/21              2,410       2,516





                             PRINCIPAL
                                AMOUNT      VALUE


Private Colleges &
   Universities Authority
5.25%      06/01/18 - 06/01/20 $ 5,250  $    5,772
State of Georgia (Series C)
6.50%      04/01/08              2,820       3,180
State of Georgia (Series D)
6.50%      08/01/08              2,500       2,847
                                            69,393

HAWAII -- 1.2%

Honolulu City & County HI
   (Series A)
6.00%      01/01/12              2,000       2,335(m)
State of Hawaii (FSA Insured)
5.25%      07/01/16             10,000      11,019(o)
5.75%      02/01/14              6,500       7,573(o)
                                            20,927

ILLINOIS -- 3.0%

County of Cook IL (Series C)
   (AMBAC Insured)
5.50%      11/15/26             10,000      10,939(o)
Illinois Educational Facilities
   Authority (Series A)
   (AMBAC Insured)
5.70%      07/01/24             10,000      10,836(o)
Illinois Finance Authority (Series A)
5.50%      08/15/43              5,000       5,200
Illinois Health Facilities Authority
6.13%      11/15/22              3,500       3,875
Metropolitan Pier &
   Exposition Authority
6.50%      06/15/27                305         311
Metropolitan Pier & Exposition
   Authority (MBIA Insured)
4.52%      06/15/19              4,000       2,999(d,o)
Regional Transportation Authority
   (Series A) (FSA Insured)
5.75%      06/01/17              6,920       8,169(o)
University of Illinois (Series B)
   (FGIC Insured)
5.25%      04/01/32              8,500       8,847(o)
                                            51,176




--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE

INDIANA -- 1.9%

Indiana Health Facility Financing
   Authority (Series A)
   (AMBAC Insured)
5.38%      03/01/34           $  5,500 $     5,845(o)
Indiana Transportation
   Finance Authority
5.50%      12/01/20              5,000       5,678(n)
Indiana Transportation Finance
   Authority (Series A)
   (AMBAC Insured)
5.00%      11/01/12 - 11/01/16  16,555      17,464(o)
Indianapolis Local Public
   Improvement Bond Bank
   (Series A)
6.00%      01/01/15              2,425       2,759
                                            31,746

IOWA -- 0.3%

Iowa Finance Authority (Series V)
5.25%      08/15/12 - 08/15/14   2,105       2,237(m)
5.38%      08/15/17              2,460       2,607(m)
                                             4,844

KENTUCKY -- 0.3%

University of Kentucky (Series Q)
   (FGIC Insured)
5.25%      05/01/20              4,545       5,075(n,o)

LOUISIANA -- 0.5%

Louisiana Public Facilities Authority
   (Series A) (MBIA Insured)
5.38%      05/15/16              7,870       8,740(o)

MAINE -- 0.9%

Maine Health & Higher
   Educational Facilities
   Authority (Series C)
5.13%      07/01/31              5,000       5,168
Maine Health & Higher Educational
   Facilities Authority (Series D)
   (FSA Insured)
5.50%      07/01/23                470         480(o)





                             PRINCIPAL
                                AMOUNT      VALUE


Maine Municipal Bond
   Bank (Series B)
5.50%      11/01/21           $  3,325  $    3,693
Maine Municipal Bond Bank
   (Series C) (FSA Insured)
5.35%      11/01/18              5,310       5,721(o)
                                            15,062

MARYLAND -- 3.2%

County of Prince Georges MD
   (Series A)
5.00%      10/01/22              6,820       7,282
Maryland State Health & Higher
   Educational Facilities Authority
5.13%      11/15/34              7,200       7,446
State of Maryland
5.00%      10/15/11              3,500       3,740(n)
5.50%      08/01/17             21,000      24,726
University System of Maryland
   (Series A)
5.25%      04/01/17             10,035      11,041
                                            54,235

MASSACHUSETTS -- 5.3%

Commonwealth of
   Massachusetts (Series B)
5.50%      11/01/08             18,035      19,953
Massachusetts Bay
   Transportation Authority
   (Series A) (MBIA Insured)
4.75%      03/01/16              4,500       4,667(o)
Massachusetts St. Water
   Pollution Abatement
   (Series 6)
5.63%      08/01/18              7,000       8,043(n)
Massachusetts State Turnpike
   Authority (Series B)
   (MBIA Insured)
5.13%      01/01/23 - 01/01/37  20,500      21,141(o)
Massachusetts State Water
   Resources Authority
   (Series A)
6.50%      07/15/08 - 07/15/19  23,370      27,873


--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


Massachusetts State Water
   Resources Authority
   (Series C) (MBIA Insured)
4.75%      12/01/23             $7,500  $    7,512(o)
                                            89,189

MICHIGAN -- 2.2%

Detroit MI (Series A) (FSA Insured)
5.25%      07/01/21 - 07/01/22   3,500       3,986(o)
Detroit MI (Series A) (MBIA Insured)
5.00%      07/01/25 - 07/01/27   9,070       9,362(o)
Grand Rapids MI (FGIC Insured)
5.25%      01/01/17              3,000       3,254(o)
Hartland Consolidated School
   District (FGIC Insured)
5.13%      05/01/22              5,000       5,197(n,o)
Michigan Municipal
   Bond Authority
5.25%      10/01/17              6,465       7,106
Michigan State Hospital
   Finance Authority
5.38%      12/01/30              2,000       2,080
Michigan State Trunk Line
   (Series A) (MBIA Insured)
5.00%      11/01/26              4,000       4,129(o)
Muskegon Heights Public
   Schools (MBIA Insured)
5.00%      05/01/24              2,650       2,753(o)
                                            37,867

MINNESOTA -- 0.6%

City of Breckenridge MN
5.00%      05/01/30              2,000       2,042
Minneapolis & St. Paul Metropolitan
   Airports Commission (Series A)
   (AMBAC Insured)
5.00%      01/01/30              8,500       8,680(o)
                                            10,722

MISSISSIPPI -- 0.6%

State of Mississippi
5.50%      09/01/14              7,500       8,614
State of Mississippi (Series A)
5.50%      12/01/19              2,000       2,322
                                            10,936





                             PRINCIPAL
                                AMOUNT      VALUE


MISSOURI -- 0.3%

Missouri State Health &
   Educational Facilities
   Authority
5.25%      05/15/23           $  2,300  $    2,406
6.00%      05/15/07              2,340       2,533
                                             4,939

NEBRASKA -- 0.2%

Omaha Convention Hotel Corp.
   (Series A) (AMBAC Insured)
5.13%      04/01/32              2,590       2,689(o)

NEVADA -- 1.0%

County of Clark NV
5.50%      07/01/20              7,565       8,275
County of Clark NV
   (MBIA Insured)
5.50%      07/01/30              6,500       6,989(o)
Las Vegas Special Improvement
   District No 707 (Series A)
   (FSA Insured)
5.55%      06/01/16              1,925       2,101(o)
                                            17,365

NEW JERSEY -- 8.8%

Cape May County Municipal
   Utilities Authority (Series A)
   (FSA Insured)
5.75%      01/01/16 - 01/01/15   8,500       9,992(o)
Essex County Improvement
   Authority (FSA Insured)
5.25%      12/15/17             10,000      11,083(o)
New Jersey Economic
   Development Authority
5.75%      06/15/29              3,000       3,129
New Jersey State Educational
   Facilities Authority
5.25%      07/01/32              2,625       2,710
New Jersey State Educational
   Facilities Authority (Series D)
5.25%      07/01/19              4,000       4,622



--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


New Jersey State Turnpike
   Authority (AMBAC Insured)
6.50%      01/01/16            $49,960   $  60,765(m,o)
New Jersey Transportation Trust
   Fund Authority (Series C)
5.50%      06/15/19 - 06/15/24  31,280      34,553
New Jersey Transportation Trust
   Fund Authority (Series C)
   (FSA Insured)
5.75%      12/15/14              6,000       7,032(o)
New Jersey Wastewater
   Treatment Trust (Series C)
5.88%      06/15/06 - 06/15/08  11,065      12,178
University of Medicine & Dentistry
   of New Jersey (MBIA Insured)
5.00%      06/15/29              2,500       2,586(o)
                                           148,650

NEW MEXICO -- 0.7%

New Mexico Hospital Equipment
   Loan Council (Series A)
5.50%      08/01/25 - 08/01/30  10,750      11,265

NEW YORK -- 6.9%

City of New York NY
5.25%      08/01/13              1,500       1,604
City of New York NY (Series B)
5.60%      08/15/06             13,000      13,681
Municipal Assistance Corporation
   for the City of New York
   (Series E)
5.20%      07/01/08             10,000      10,548(n)
New York City Municipal Water
   Finance Authority
5.50%      06/15/33              5,000       5,394
New York City Transitional
   Finance Authority
5.50%      11/01/19 - 05/01/25  19,070      21,118
6.00%      11/15/19              3,750       4,372(n)
New York City Transitional
   Finance Authority (Series A)
5.30%      11/15/09              1,000       1,113




                             PRINCIPAL
                                AMOUNT      VALUE

New York City Transitional
   Finance Authority (Series B)
5.50%      11/15/11            $ 1,250  $    1,402
6.00%      11/15/10 - 11/15/11   2,545       2,923
New York City Transitional
   Finance Authority (Series C)
5.50%      05/01/25                 30          34(n)
New York State Dormitory
   Authority
5.40%      07/01/10              8,185       8,736
New York State Dormitory
   Authority (Series A)
5.00%      07/01/25              2,550       2,685
New York State Dormitory
   Authority (Series B)
5.25%      11/15/23             10,400      11,451
5.38%      07/01/20              3,695       4,099
6.50%      08/15/10              3,495       4,033(m)
New York State Dormitory
   Authority (Series D)
7.00%      07/01/09              5,220       5,745(m)
New York State Environmental
   Facilities Corp.
5.50%      06/15/13             10,000      11,498
New York State Urban
   Development Corp.
5.50%      07/01/16              7,000       7,452
                                           117,888

NORTH CAROLINA -- 1.4%

Cary NC
5.00%      03/01/21              2,400       2,593
City of Charlotte NC
5.60%      06/01/20              2,800       3,137
City of Charlotte NC (Series C)
5.00%      07/01/24              1,460       1,545
Mecklenburg County NC
   (Series B)
4.50%      02/01/15             14,000      14,673
North Carolina Medical
   Care Commission
5.13%      11/01/34              1,395       1,428
                                            23,376


--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


OHIO -- 4.2%

City of Cleveland OH
   (MBIA Insured)
5.50%      09/15/16          $   5,200  $    5,562  (o)
Cleveland-Cuyahoga
   County Port Authority
   (AMBAC Insured)
5.40%      12/01/15              3,500       3,764(n,o)
Columbus OH (Series 1)
5.63%      11/15/15              7,310       8,277
County of Cuyahoga OH
6.00%      01/01/32             10,000      10,901
County of Hamilton OH
   (Series A) (MBIA Insured)
5.00%      12/01/19              4,250       4,589(o)
County of Hamilton OH
   (Series B) (AMBAC Insured)
5.25%      12/01/32              7,500       7,924(o)
Franklin County OH (Series C)
5.00%      05/15/21              2,685       2,816
5.25%      05/15/24              1,400       1,475
Ohio State Higher Educational
   Facility Commission
5.20%      11/01/26              9,450      10,054
Ohio State Public Facilities
   Commission (MBIA Insured)
4.50%      11/01/09              1,500       1,530(n,o)
Ohio State University (Series A)
5.25%      12/01/11              3,150       3,543
Ohio State Water
   Development Authority
5.50%      12/01/20              5,000       5,645
State of Ohio (Series A)
4.75%      06/15/18              3,690       3,841
Steubenville OH
6.38%      10/01/20              1,660       1,855
                                            71,776

OKLAHOMA -- 1.1%

Claremore Public Works
   Authority (Series A)
   (FSA Insured)
5.25%      06/01/34              6,315       6,754(o)





                             PRINCIPAL
                                AMOUNT      VALUE

Oklahoma Transportation
   Authority (Series A)
   (AMBAC Insured)
5.25%      01/01/15          $   9,125  $   10,119(o)
Tulsa Industrial Authority
   (MBIA Insured)
5.00%      10/01/22              2,000       2,073(o)
                                            18,946

OREGON -- 0.0%*

State of Oregon
5.88%      10/01/18                795         817

PENNSYLVANIA -- 5.4%

Allegheny County Hospital
   Development Authority
   (MBIA Insured)
5.38%      12/01/25             27,000      27,430(o)
Montgomery County Higher
   Education & Health Authority
   (AMBAC Insured)
5.00%      10/01/09              2,405       2,565(o)
5.10%      10/01/10              2,670       2,847(o)
Pennsylvania State Higher
   Educational Facilities Authority
5.50%      07/15/38             10,750      11,455
6.00%      05/01/30              5,000       5,643
Pennsylvania Turnpike
   Commission (Series A)
   (AMBAC Insured)
5.00%      12/01/23              5,000       5,172(m,o)
5.25%      12/01/32              5,000       5,359(o)
5.50%      07/01/17              3,100       3,486(o)
Philadelphia Hospitals & Higher
   Education Facilities Authority
5.00%      02/15/21              4,000       4,004
Pittsburgh Public Parking
   Authority (AMBAC Insured)
5.35%      12/01/10                520         581(o)
5.45%      12/01/11                440         489(o)
5.55%      12/01/12              1,015       1,126(o)
5.60%      12/01/13              1,125       1,246(o)
5.70%      12/01/14              1,245       1,398(o)
5.75%      12/01/15 - 12/01/16   2,330       2,619(o)



--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


Southcentral General Authority
5.38%      05/15/28           $  5,000   $   5,173
St. Mary Hospital Authority
   (Series B)
5.38%      11/15/34              2,000       2,051
State Public School Building
   Authority (FSA Insured)
5.25%      06/01/27              8,000       8,560(o)
                                            91,204

PUERTO RICO -- 2.5%

Children's Trust Fund
5.75%      07/01/20              5,125       5,636(n)
Commonwealth of
   Puerto Rico (Series A)
5.50%      07/01/13              6,500       7,386
Puerto Rico Highway &
   Transportation Authority
   (MBIA Insured)
5.50%      07/01/19              7,500       8,864(o)
Puerto Rico Public Buildings
   Authority (Series H)
   (FGIC Insured)
5.25%      07/01/15              8,000       9,175(o)
Puerto Rico Public Finance
   Corp. (Series A)
5.75%      08/01/27             10,000      11,160
                                            42,221

RHODE ISLAND -- 0.3%

Rhode Island Health &
   Educational Building
   Corp. (Series A)
4.75%      09/01/37              5,030       4,972

SOUTH CAROLINA -- 8.3%

Beaufort County SC
   (MBIA Insured)
5.50%      06/01/17 - 06/01/18   4,150       4,665(o)
Berkeley County
   School District
5.25%      12/01/24             15,000      15,817
City of Greenville SC
5.13%      02/01/22              5,195       5,535





                             PRINCIPAL
                                AMOUNT      VALUE


County of Charleston SC
5.90%      06/01/10           $  2,170  $    2,284(n)
6.00%      06/01/11 - 06/01/12   4,765       5,021(n)
County of Richland (Series A)
4.25%      10/01/07              3,750       3,879
Dorchester County School
   District No 2
5.25%      12/01/22              8,075       8,521
Florence County SC (Series A)
   (FSA Insured)
5.25%      11/01/34              6,750       7,115(o)
Greenville County School District
5.25%      12/01/21              4,000       2,148
5.50%      12/01/28             16,725      17,841
Lancaster Educational
   Assistance Program Inc.
5.00%      12/01/26              5,000       4,993
Lexington County SC
5.50%      11/01/13              5,000       5,608
Medical University Hospital
   Authority (Series A)
   (MBIA Insured)
5.00%      08/15/31              5,000       5,088(o)
South Carolina State Public
   Service Authority (Series B)
   (FSA Insured)
5.13%      01/01/32             17,000      17,683(o)
5.50%      01/01/36              5,000       5,362(o)
South Carolina Transportation
   Infrastructure Bank (Series A)
   (MBIA Insured)
5.50%      10/01/30             11,000      12,468(n,o)
South Carolina Transportation
   Infrastructure Bank (Series B)
   (AMBAC Insured)
5.20%      10/01/22              5,000       5,385(o)
5.25%      10/01/19              9,780      10,925(o)
                                           140,338

TENNESSEE -- 0.7%

Knox County Health
   Educational & Housing
   Facilities Board
   (FSA Insured)
4.56%      01/01/16             12,000       7,269(d,o)



--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


Knox County Health
   Educational & Housing
   Facilities Board (Series B)
   (MBIA Insured)
7.25%      01/01/09           $  4,500 $     5,240(o)
                                            12,509

TEXAS -- 6.5%

City of Austin TX
5.38%      09/01/16 - 09/01/17  10,350      11,262
City of Austin TX (Series A)
   (AMBAC Insured)
5.50%      11/15/16              5,450       6,311(o)
City of Fort Worth TX
5.00%      02/15/18              2,800       2,924
City of Houston (Series B)
   (AMBAC Insured)
5.75%      12/01/14              5,000       5,812(n,o)
City of Houston TX (Series A)
   (MBIA Insured)
5.25%      05/15/25             20,000      21,466(o)
City of Houston TX (Series B)
   (FGIC Insured)
5.25%      12/01/21             20,000      21,824(n,o)
City of Plano TX
4.88%      09/01/19              1,500       1,549
Dallas TX (Series A)
   (AMBAC Insured)
5.00%      08/15/20              4,675       4,894(o)
Laredo Independent School
   District (Series C)
   (AMBAC Insured)
5.00%      08/01/29              1,000       1,014(o)
North Central Texas Health
   Facility Development Corp.
5.13%      05/15/22              4,500       4,596
San Antonio Independent
   School District (Series A)
5.38%      08/15/19 - 08/15/20   6,250       6,807
Texas State Public Finance
   Authority (AMBAC Insured)
5.00%      08/01/17              5,740       6,126(n,o)
University of Houston
   (MBIA Insured)
5.50%      02/15/30              8,000       8,534(o)





                             PRINCIPAL
                                AMOUNT      VALUE


University of Texas
5.25%      08/15/14           $  5,705  $    6,449
                                           109,568

UTAH -- 1.2%

Alpine School District
5.25%      03/15/16 - 03/15/17  12,805      14,204
City of Salt Lake City UT
5.13%      06/15/19              3,715        4,047
Murray UT (MBIA Insured)
4.75%      05/15/20              2,285       2,303(o)
                                            20,554

VERMONT -- 0.1%

University of Vermont & State
   Agricultural College
   (AMBAC Insured)
5.13%      10/01/27              1,000       1,052(o)

VIRGINIA -- 0.8%

Chesterfield County Industrial
   Development Authority
5.88%      06/01/17              3,000       3,330
City of Norfolk VA (MBIA Insured)
5.88%      11/01/20              1,920       2,015(o)
Virginia Commonwealth
   Transportation Board
   (Series A)
5.75%      05/15/21              1,945       2,215(n)
Virginia Resources
   Authority (Series A)
5.13%      11/01/34              5,000       5,229
                                            12,789

WASHINGTON -- 1.3%

King County WA
5.50%      12/01/13             10,000      11,437(m)
5.80%      12/01/12             10,000      11,129(n)
                                            22,566

WEST VIRGINIA -- 0.5%

West Virginia Housing
   Development Fund (Series B)
5.30%      05/01/24              4,000       4,134



--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


West Virginia Housing
   Development Fund (Series C)
5.35%      11/01/27             $4,490   $   4,640
                                             8,774

WISCONSIN -- 1.0%

State of Wisconsin (Series 1)
   (AMBAC Insured)
5.75%      07/01/14              5,000       5,746(o)
State of Wisconsin (Series A)
5.30%      07/01/18              5,800       6,320
Wisconsin State Health &
   Educational Facilities
   Authority (MBIA Insured)
5.25%      08/15/27              5,000       5,165(o)
                                            17,231

TOTAL INVESTMENTS IN SECURITIES
   (COST $1,551,093)                     1,660,007

                              NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.9%
--------------------------------------------------------------------------------

GEI Short Term Investment Fund
   (COST $15,106)           15,105,906      15,106(l)

TOTAL INVESTMENTS
   (COST $1,566,199)                     1,675,113

OTHER ASSETS AND LIABILITIES,
   NET-- 1.3%                               22,435
                                        ----------

NET ASSETS-- 100%                       $1,697,548
                                        ==========



--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

Elfun Income Fund

Q&A

ROBERT MACDOUGALL IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE OVERSEES A PORTION OF THE FIXED INCOME INVESTMENTS FOR GE ASSET MANAGEMENT AND LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE ELFUN INCOME FUND, WHICH INCLUDES PAUL M. COLONNA, MARK DELANEY, AND WILLIAM HEALEY.* MR. MACDOUGALL JOINED GEAM IN 1986 AS VICE PRESIDENT. HE BECAME A SENIOR VICE PRESIDENT IN 1993 AND EXECUTIVE VICE PRESIDENT IN 1997. PRIOR TO JOINING GEAM, BOB HELD A VARIETY OF FINANCIAL MANAGEMENT POSITIONS WITHIN GE'S CORPORATE TREASURY AND FINANCIAL PLANNING DEPARTMENTS. BOB RECEIVED BOTH HIS MASTERS AND BACHELORS IN BUSINESS ADMINISTRATION FROM THE UNIVERSITY OF MASSACHUSETTS.

WILLIAM HEALEY IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 1996. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HEALEY SPENT OVER 10 YEARS IN THE FIXED INCOME GROUP AT METLIFE.

MARK DELANEY IS A VICE PRESIDENT FOR GEASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2002. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. DELANEY WAS THE ASSISTANT INVESTMENT OFFICER FOR FIXED INCOME AT PERS OF OHIO. MARK ALSO WAS A SENIOR FIXED INCOME PORTFOLIO MANAGER WITH CRITERION INVESTMENT MANAGEMENT COMPANY AND SMITH GRAHAM AND CO.


[PHOTO OMITTED]

PICTURED BY ROW FROM LEFT TO RIGHT: ROBERT MACDOUGALL, WILLIAM HEALEY, MARK DELANEY AND PAUL COLONNA.


* EFFECTIVE JANUARY 29, 2005, PAUL M. COLONNA ASSUMED RESPONSIBILITY AS LEAD PORTFOLIO MANAGER FOR THE FUND.

Elfun Income Fund

Q&A

PAUL M. COLONNA IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2000. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. COLONNA WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP.

Q. HOW DID THE ELFUN INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2004?

A. For the twelve-month period ended December 31, 2004, the Elfun Income Fund posted a total return of 4.07%, compared to a total return of 4.34% for the Lehman Brothers Aggregate Bond Index. The Lipper peer group, consisting of 461 Intermediate Investment Grade Debt funds returned 3.84% for the same period.

Q. DESCRIBE WHAT HAPPENED IN THE FIXED INCOME MARKETS DURING THE TWELVE-MONTH PERIOD ENDING DECEMBER 31, 2004.

A. Twelve months after lowering the federal funds target to a 45-year low of 1%, the Federal Open Market Committee began it's self-described "measured pace" of removing accommodative policy in June 2004. By year-end, the Fed had hiked its fed funds target 25 basis points in each of its five meetings from June through December to 2.25%. The Fed's action helped to flatten the yield curve by pushing short to intermediate treasury rates up dramatically. The 2-year Treasury note yield finished the year at 3.07%, up 125 basis points, while the 5-year note ended 2004 yielding 3.61%, up 36 basis points. Longer rates, however, moved in the opposite direction reflecting moderate inflation expectations and generally disappointing employment growth. Ten and 30-year Treasury yields fell 3 and 25 basis points, respectively to finish at 4.22% and 4.83%. While strong foreign investor demand supported Treasury bond prices, a declining US dollar tended to have a negative impact. Within the broader fixed income asset classes, corporate securities performed best led by utility and sovereign issuers. Performance by credit quality mirrored 2003 with lower rated issuers outperforming in general. Securitized assets also performed well versus duration-matched treasuries behind solid fundamentals and low volatility.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Fund performance was negatively impacted by duration positioning in the third quarter. Underperformance of select mortgage-backed securities in the fourth quarter also detracted from the Fund's total return. Strong relative performance in BBB-rated securities and a tactical currency trade out of U.S. dollars into Yen and Euros contributed positively to the Fund's performance.

Q.  DID THE FUND'S SECURITY/SECTOR WEIGHTINGS CHANGE DURING THE FOURTH QUARTER?

A. The Fund's duration was shortened to below that of the benchmark during the fourth quarter. The exposure in corporate securities was increased to a near benchmark weighting. Within the corporate sector, lower rated security positions were reduced and replaced with higher quality issues. The position in residential mortgage-backed securities moved from underweight to overweight relative to the benchmark. The weighting in commercial mortgage-backed securities was also increased. The increase to these sector weightings was offset by a reduction in the weighting of U.S. Treasury securities.

Elfun Income Fund

                                              Understanding Your Fund's Expenses



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2004.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



JULY 1, 2004 - DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------
                                 ACCOUNT VALUE AT                ACCOUNT VALUE                 EXPENSES
                                 THE BEGINNING OF                AT THE END OF                PAID DURING
                                  THE PERIOD ($)                THE PERIOD ($)              THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                 1,000.00                      1,038.11                      0.94

Hypothetical 5% Return
    (2.5% for the period)             1,000.00                     1,023.94                       0.93
------------------------------------------------------------------------------------------------------------------

  *EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.18% (FROM
   PERIOD JULY 1, 2004 - DECEMBER 31, 2004), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE SIX-MONTH PERIOD).
 **ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2004 WAS 3.82%.

Elfun Income Fund

                     CHANGE IN VALUE OF A $10,000 INVESTMENT

[Line chart omitted -- plot points are as follows:]


                          Elfun Income Fund                       LB Aggregate
12/94                         10,000.00                             10,000.00
12/95                         11,820.92                             11,847.38
12/96                         12,295.08                             12,277.51
12/97                         13,472.60                             13,462.77
12/98                         14,615.79                             14,632.22
12/99                         14,525.28                             14,512.04
12/00                         16,138.65                             16,199.22
12/01                         17,424.47                             17,567.00
12/02                         19,209.45                             19,368.50
12/03                         19,986.32                             20,163.47
12/04                         20,799.68                             21,038.32


                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                            ONE     FIVE       TEN
                           YEAR     YEAR      YEAR
--------------------------------------------------------------------------------

Elfun Income Fund          4.07%    7.45%    7.60%

LB Aggregate               4.34%    7.71%    7.72%






                               INVESTMENT PROFILE
          A fund designed for investors who seek a high level of income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in debt securities under normal market conditions. The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments.

                         *LIPPER PERFORMANCE COMPARISON

                  INTERMEDIATE INVESTMENT GRADE DEBT PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/04

                                              ONE    FIVE     TEN
                                             YEAR    YEAR    YEAR

  Fund's rank in peer group:                 192      63      25

  Number of Funds in peer group:             461     267     132

  Peer group average annual total return:    3.84%   6.85%   6.89%

  Lipper categories in peer group:              INTERMEDIATE
                                             INVESTMENT GRADE DEBT

  *SEE NOTES TO PERFORMANCE FOR EXPLANATION OF PEER CATEGORIES.

                                 QUALITY RATINGS
                             AS OF DECEMBER 31, 2004

                             AS A % OF MARKET VALUE
--------------------------------------------------------------------------------

MOODY'S/S&P/           PERCENTAGE OF
FITCH RATING+           MARKET VALUE
--------------------------------------------------------------------------------
Aaa/AAA                   79.92%
--------------------------------------------------------------------------------
Aa/AA                      3.09%
--------------------------------------------------------------------------------
A/A                        5.94%
--------------------------------------------------------------------------------
Baa/BBB                   10.55%
--------------------------------------------------------------------------------
Ba/BB and lower            0.49%
--------------------------------------------------------------------------------
NR/Other                   0.01%
--------------------------------------------------------------------------------

+ MOODY'S INVESTORS SERVICES, INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY
  RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE ON PAGE 65 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004

                                ELFUN INCOME FUND



PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $512,542 AS OF DECEMBER 31, 2004.

[Pie chart omitted -- plot points are as follows:]

Mortgage Backed                         37.5%
Asset Backed & Other                    25.0%
Corporate Notes                         18.3%
U.S. Treasuries                         12.8%
Federal Agencies                         6.4%


                             PRINCIPAL
                                AMOUNT      VALUE


BONDS AND NOTES -- 110.4%+
--------------------------------------------------------------------------------


U.S. TREASURIES -- 16.5%

U.S. Treasury Bonds
5.38%      02/15/31             $6,380 $     6,897(j)
7.13%      02/15/23              1,005       1,283
7.25%      05/15/16              5,460       6,836(h)
8.13%      08/15/19 - 08/15/21   7,745      10,655(h)
U.S. Treasury Inflation
   Indexed Bonds
2.00%      01/15/14              2,298       2,379(q)
2.38%      01/15/25                967       1,033(q)
3.88%      04/15/29                691         947(q)
4.69%      04/15/10              2,725       2,698(d,q)
U.S. Treasury Notes
2.88%      11/30/06              4,200       4,187(j)
3.13%      05/15/07             10,130      10,125(j)
3.38%      09/15/09              4,135       4,097(j)
4.25%      11/15/13 - 11/15/14   8,500       8,521(j)
5.00%      08/15/11              5,575       5,935

TOTAL U.S. TREASURIES
   (COST $64,569)                           65,593





                             PRINCIPAL
                                AMOUNT      VALUE

FEDERAL AGENCIES -- 8.3%

Federal Home Loan Bank
2.38%      02/15/06           $  5,925 $     5,879
2.63%      10/16/06              4,000       3,959(j)
3.75%      08/18/09              2,600       2,595(j)
Federal Home Loan
   Mortgage Corp.
3.00%      09/29/06              3,980       3,952(h)
3.63%      09/15/08              4,820       4,815(j)
4.50%      01/15/14              2,445       2,443(h)
4.63%      07/18/07              2,995       3,025(h)
4.75%      12/08/10              2,765       2,781(h)
6.75%      03/15/31              1,920       2,333
Federal National Mortgage Assoc.
6.00%      01/18/12                920         921(h)

TOTAL FEDERAL AGENCIES
   (COST $32,417)                           32,703

AGENCY MORTGAGE BACKED -- 31.3%

Federal Home Loan
   Mortgage Corp.
5.00%      04/01/13                899         915
6.00%      04/01/17 - 05/01/34   2,140       2,219
6.50%      01/01/27 - 11/01/34   2,326       2,436
7.00%      10/01/16 - 08/01/34     627         664
7.50%      01/01/08 - 09/01/33     443         469
8.00%      11/01/30                 38          41
Federal National Mortgage Assoc.
4.50%      07/01/33                648         627
5.50%      03/01/14 - 08/01/33   1,316       1,352
6.00%      02/01/14 - 11/01/34   7,405       7,667
6.50%      02/01/14 - 01/01/35  10,829      11,353
7.00%      08/01/13 - 10/01/34   3,728       3,942
7.50%      08/01/13 - 03/01/34   2,003       2,141
8.00%      12/01/11 - 11/01/33   1,035       1,110
8.50%      04/01/30 - 05/01/31      80          87
9.00%      06/01/09 - 12/01/22     433         471
5.00%      TBA                  64,945      64,969(c)
5.50%      TBA                   7,625       7,739(c)
6.00%      TBA                   8,950       9,252(c)


--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


Government National
   Mortgage Assoc.
4.50%      08/15/33 - 09/15/34  $1,252  $    1,223
6.00%      04/15/33 - 04/15/34   1,992       2,064
6.50%      04/15/19 - 08/15/34   1,507       1,585
7.00%      03/15/12 - 06/15/34     544         577
7.50%      03/15/23 - 10/15/33     243         264
8.00%      06/15/27 - 06/15/30     160         174
8.50%      10/15/17                180         197
9.00%      11/15/16 - 12/15/21     325         362

TOTAL AGENCY MORTGAGE BACKED
   (COST $123,725)                         123,900

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.3%

Collateralized Mortgage
   Obligation Trust (Class B)
4.17%      11/01/18                 54          47(d,f)
Federal Home Loan
   Mortgage Corp.
4.25%      10/15/18              1,741         163(g,i)
4.50%      04/15/13 - 11/15/19   3,741         848(g)
4.75%      12/15/30              4,072         354(g,i)
5.00%      01/15/11 - 12/01/34  16,469       5,062(g)
5.50%      04/15/17 - 06/15/33   2,399         456(g)
5.68%      05/25/43              1,252         123(g,i)
5.85%      10/15/33                515         399(i)
6.25%      01/15/23                 17          18
7.22%      12/15/33                315         265(i)
7.50%      01/15/16                201         213
7.75%      03/15/22                 64          64
8.00%      04/15/20                 36          37
10.45%     06/15/33              1,547       1,569(i)
16.18%     09/25/43              7,505          74(d,g,i)
Federal Home Loan Mortgage
   Corp. STRIPS
8.00%      02/01/23 - 07/01/24      52          10(g)
Federal Home Loan
   Mortgage STRIPS
5.00%      08/01/27                 12          11(d,f)
Federal National Mortgage Assoc.
1.17%      12/25/42              2,335          74(g,i)
2.22%      06/25/43              7,172         379(g,i)





                             PRINCIPAL
                                AMOUNT      VALUE


4.00%      08/25/17 - 02/25/28$  3,964  $    3,915
4.50%      12/25/19                375         354
4.58%      10/25/29              1,449         130(g,i)
4.68%      12/25/30              2,034         175(g,i)
4.75%      11/25/14                385          35(g)
5.00%      02/25/11 - 02/25/32   1,960         172(g)
5.18%      09/25/42             10,963         997(g,i)
5.23%      04/25/17 - 10/25/17   3,244         322(g,i)
5.28%      08/25/16              1,111          96(g,i)
5.50%      01/25/27                956         119(g)
5.68%      06/25/42              1,637         162(g,i)
6.00%      12/25/34                500         533
7.50%      07/25/41                162         173
8.00%      07/25/14                706         740
9.37%      09/25/31                899         887(i)
10.42%     05/25/17 - 12/25/17   1,010       1,061(i)
13.40%     03/25/17                 91         101(i)
14.77%     04/25/32                290         320(i)
Federal National Mortgage
   Assoc. (Class S)
4.68%      02/25/31              1,433         131(g,i)
Federal National Mortgage
   Assoc. REMIC
2.00%      06/25/43             10,711         559(g,i)
4.50%      11/25/13                770          46(g)
4.50%      11/25/13              1,574          92(g)
5.00%      10/25/22                591          95(g)
11.29%     03/25/31              1,471       1,555(i)
Federal National Mortgage
   Assoc. REMIC (Class B)
5.71%      12/25/22                 39          32(d,f)
Federal National Mortgage
   Assoc. REMIC (Class J)
1080.91%   03/25/22                  1           1(g)
Federal National Mortgage
   Assoc. REMIC (Class K)
1008.00%   05/25/22                  1           3(g)
Federal National Mortgage
   Assoc. STRIPS
7.50%      11/01/23 - 01/01/24     434          86(g)
8.00%      08/01/23 - 07/01/24     109          21(g)
8.50%      03/01/17 - 07/25/22     122          22(g)
9.00%      05/25/22                 39           8(g)




--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


Government National
   Mortgage Assoc.
5.00%      02/16/34            $   670  $      639
Vendee Mortgage Trust
9.79%      05/15/33              4,367         154(d,g,i)
Washington Mutual
2.74%      10/25/07              1,000       1,000

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $28,161)                           24,902

ASSET BACKED -- 12.4%

AESOP Funding II LLC (Class A)
2.66%      11/20/06              5,000       5,003(b,i,p)
American Express Credit Account
   Master Trust (Class A)
1.69%      01/15/09                369         361
2.52%      12/15/08                600         601(i)
2.54%      04/15/08                360         360(i,p)
Bank One Issuance Trust
3.59%      05/17/10                175         175
3.76%      08/15/08                608         610
Bank One Issuance Trust (Class A)
2.51%      12/15/10              2,000       2,005(i)
BMW Vehicle Owner Trust
   (Class B)
2.93%      03/25/09                389         386
Capital Auto Receivables
   Asset Trust (Class A)
2.49%      04/17/06                152         152(i)
Capital Auto Receivables
   Asset Trust (Class B)
3.92%      11/16/09                543         543
Capital One Master Trust
   (Class C)
6.70%      06/15/11                149         161(b)
CDC Mortgage Capital Trust
   (Class A)
2.75%      08/25/33                228         228(i)
2.91%      03/25/33                121         122(i,p)
Centex Home Equity
2.67%      06/25/34                496         496(i)
Centex Home Equity Co. LLC
2.59%      01/25/25                936         936(i)





                             PRINCIPAL
                                AMOUNT      VALUE


Chase Funding Mortgage Loan
   Asset-Backed Certificates
5.75%      05/25/32            $    69  $       68
Citibank Credit Card
   Issuance Trust
2.55%      01/20/09                745         732
2.58%      03/20/09              1,000       1,001(i,p)
2.74%      03/07/08              1,062       1,064(i)
4.45%      04/07/10                496         502
6.65%      05/15/08                121         126
Citifinancial Mortgage
   Securities Inc.
2.62%      04/25/34                533         532(i)
CNH Equipment Trust
2.47%      10/15/08              2,000       2,000(i)
Countrywide Asset-Backed
   Certificates
2.66%      07/25/31                108         108(i,p)
2.68%      05/25/32                 48          48(i)
2.72%      06/25/33                188         188(i,p)
2.85%      05/25/33                296         297(i,p)
Countrywide Asset-Backed
   Certificates (Class A)
2.69%      10/25/33                500         501(d,i)
2.70%      08/25/32                122         122(i)
Daimler Chrysler Auto
   Trust (Class B)
2.85%      08/08/10                151         148
Discover Card Master
   Trust I (Class A)
2.58%      09/18/07 - 11/15/07   2,914       2,915(i,p)
Federal National Mortgage Assoc.
3.95%      12/26/31                600         603
First USA Credit Card Master
   Trust (Class A)
2.55%      11/19/08 - 05/17/10   3,900       3,910(i)
Fleet Credit Card Master
   Trust II (Class A)
5.60%      12/15/08                350         361
Fleet Home Equity Loan
   Trust (Class A)
2.66%      01/20/33              1,119       1,118(i)
Ford Credit Auto Owner
   Trust (Class B)
4.79%      11/15/06                552         556




--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


GMAC Mortgage Corp. Loan
   Trust (Class A)
2.52%      06/25/34             $1,000  $      998(i)
GSAA Trust
2.82%      05/25/34                848         850(i)
Household Automotive
   Trust (Class A)
2.71%      07/17/09              3,500       3,511(i)
Long Beach Mortgage Loan Trust
2.69%      11/25/34                975         975(i,p)
2.74%      05/25/32                 14          14(i)
2.88%      11/26/32                867         869(i)
MBNA Credit Card Master Note
   Trust (Class C)
4.05%      01/15/08                286         288
Merrill Lynch Home Equity Loan
2.60%      09/25/27                 36          36(i)
Mid-State Trust
7.54%      07/01/35                 98         106
Peco Energy Transition Trust
6.52%      12/31/10                400         446
Residential Asset Mortgage
   Products Inc.
2.66%      03/25/34                422         422(i)
2.69%      12/25/33              2,000       2,000(i,p)
2.75%      12/25/33                186         187(i)
Residential Asset Securities Corp.
2.67%      07/25/32                343         342(i)
Residential Asset Securities
   Corp. (Class A)
2.71%      06/25/33                814         815(i)
4.16%      07/25/30                329         330(i)
Saxon Asset Securities Trust
2.71%      08/25/35                437         437(i,p)
Saxon Asset Securities Trust
   (Class A)
2.82%      12/25/32                211         212(i)
Sears Credit Account Master
   Trust (Class A)
2.53%      08/18/09              4,000       4,003(i)
2.78%      11/17/09                500         500(i,p)
Wachovia Asset Securitization
   Inc. (Class A)
2.64%      06/25/34              2,661       2,661(i)





                             PRINCIPAL
                                AMOUNT      VALUE


Wells Fargo Home Equity Trust
3.97%      09/25/24               $209  $      208(i)

TOTAL ASSET BACKED
   (COST $49,307)                           49,249

CORPORATE NOTES -- 23.8%

Abbey National PLC.
7.95%      10/26/29                510         656
AIG SunAmerica Global
   Financing IX
5.10%      01/17/07                510         526(b)
Alberta Energy Co. Ltd.
7.38%      11/01/31                160         193
Allstate Financial Global Funding
5.25%      02/01/07                605         625(b)
Amerada Hess Corp.
7.30%      08/15/31                410         457
America Movil S.A. de C.V.
5.75%      01/15/15                410         409(b)
American Electric Power Co. Inc.
   (Series D)
5.25%      06/01/15                335         336
American Greetings
6.10%      08/01/28                180         192
American Standard Inc.
7.38%      04/15/05                510         516
7.63%      02/15/10                350         400
Appalachian Power Co. (Series C)
2.89%      06/29/07                360         360(i)
Appalachian Power Co. (Series E)
4.80%      06/15/05                395         398
Appalachian Power Co. (Series G)
3.60%      05/15/08                260         257
Assurant Inc.
6.75%      02/15/34                340         369
AT&T Wireless Services Inc.
7.35%      03/01/06                330         345
8.75%      03/01/31                570         768
AutoZone Inc.
4.75%      11/15/10                340         332
Banco Santander Chile
5.38%      12/09/14                545         554(b)




--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


Bank of America Corp.
2.45%      02/17/09             $   10  $       10  (i)
3.88%      01/15/08                225         226
7.40%      01/15/11                370         429
Bank One Corp.
6.50%      02/01/06                 80          83
BB&T Corp.
4.75%      10/01/12                200         201
6.38%      06/30/05                435         443(i)
BBVA Bancomer Capital Trust I
10.50%     02/16/11                580         624(b)
BellSouth Corp.
6.00%      11/15/34                505         512
Belo Corp.
8.00%      11/01/08                350         394
Brandywine Operating
   Partnership Lp
4.50%      11/01/09                800         795
British Telecommunications PLC.
8.38%      12/15/10                295         353
Burlington Northern
   Santa Fe Corp.
8.13%      04/15/20                545         709
Campbell Soup Co.
5.50%      03/15/07                405         422
Carolina Power & Light Co.
6.13%      09/15/33                360         383
Cendant Corp.
6.25%      01/15/08                610         651
Charter One Bank Fsb
6.38%      05/15/12                305         336
Citigroup Inc.
5.85%      12/11/34                745         766
6.63%      06/15/32                500         559
City National Corp.
5.13%      02/15/13                345         348
CNF Inc.
6.70%      05/01/34                410         439
Comcast Cable
   Communications
6.38%      01/30/06                375         387
ConAgra Foods Inc.
6.00%      09/15/06                525         547
7.88%      09/15/10                200         235





                             PRINCIPAL
                                AMOUNT      VALUE


Consolidated Edison Co.
   of New York
5.63%      07/01/12               $585  $      625
Consolidated Natural Gas Co.
5.38%      11/01/06                425         438
Consumers Energy Co. (Series L)
5.00%      02/15/12                420         427(b)
Countrywide Home Loans Inc.
5.63%      05/15/07                255         266
COX Communications Inc.
5.45%      12/15/14                515         515(b)
CSX Transportation Inc.
9.75%      06/15/20                202         282
DaimlerChrysler NA Holding Corp.
2.96%      05/24/06                400         402(i)
7.25%      01/18/06                435         453
Delhaize America Inc.
7.38%      04/15/06                815         856
Deutsche Telekom International
   Finance BV
5.25%      07/22/13                510         524
Dominion Resources Inc. (Series B)
4.13%      02/15/08                580         583
Dominion Resources Inc. (Series G)
3.66%      11/15/06                845         846
Duke Capital LLC
4.30%      05/18/06                350         354
4.33%      11/16/06                445         451
6.25%      02/15/13                105         114
Duke Energy Corp.
4.50%      04/01/10                285         288
Enterprise Products
   Operating LP
4.00%      10/15/07                680         678(b)
EOP Operating LP (REIT)
7.75%      11/15/07                585         646
European Investment Bank
4.63%      03/01/07                 50          51
FirstEnergy Corp. (Series B)
6.45%      11/15/11                510         554
Ford Motor Credit Co.
5.63%      10/01/08                360         367
5.80%      01/12/09                470         479
7.38%      02/01/11                570         614



--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


FPL Group Capital Inc. (Series A)
4.09%      02/16/07             $  475  $      480
General Mills Inc.
5.13%      02/15/07                340         351
General Motors
   Acceptance Corp.
3.19%      05/18/06              1,190       1,183(i)
6.13%      09/15/06                870         892
6.75%      01/15/06                530         544
6.88%      09/15/11                110         112
7.25%      03/02/11                165         172
General Motors Corp.
7.20%      01/15/11                340         348
8.38%      07/15/33                340         350
Georgia Power Co.
4.88%      07/15/07                530         545
Glencore Funding LLC
6.00%      04/15/14                165         160(b)
Goldman Sachs Group Inc.
5.25%      10/15/13                680         696
6.60%      01/15/12                260         290
Goodrich Corp.
7.10%      11/15/27                385         422
Grupo Televisa S.A.
8.00%      09/13/11                330         383
GTECH Holdings Corp.
4.50%      12/01/09                345         345(b)
HBOS Capital Funding LP
6.07%      06/30/49                590         632(b,i)
HBOS PLC.
3.13%      01/12/07                700         695(b)
HCA Inc.
5.50%      12/01/09                240         240
Hertz Corp.
3.40%      08/05/08                210         211(i)
6.35%      06/15/10                340         350
Household Finance Corp.
3.38%      02/21/06                250         251
6.38%      11/27/12                215         237
6.50%      01/24/06 - 11/15/08     665         714
HSBC Bank USA NA
3.88%      09/15/09                680         674
HSBC Capital Funding LP
4.61%      12/29/49                710         685(b,i)





                             PRINCIPAL
                                AMOUNT      VALUE


HSBC Capital Funding LP
   (Series 1)
9.55%      12/31/49            $   585  $      729  (b,i)
HSBC Finance Corp.
6.75%      05/15/11                860         965
Hudson United Bank
7.00%      05/15/12                690         773
Huntington National Bank
2.75%      10/16/06                450         445
Hydro Quebec
8.25%      04/15/26              1,175       1,621
International Lease Finance Corp.
3.37%      07/15/05                700         705(i,p)
iStar Financial Inc.
6.00%      12/15/10                550         580
iStar Financial Inc. (REIT)
3.72%      03/12/07                430         437(i)
Jersey Central Power & Light
5.63%      05/01/16                270         282
John Hancock Funds
6.50%      03/01/11                580         642(b)
John Hancock Global Funding II
5.63%      06/27/06                250         258(b)
Kellogg Co. (Series B)
6.60%      04/01/11                200         224
Kerr-McGee Corp.
5.88%      09/15/06                360         373
6.95%      07/01/24                330         364
Keycorp
4.63%      05/16/05              1,010       1,017
KFW International Finance
4.75%      01/24/07                195         200
Kinder Morgan Energy
   Partners LP
5.13%      11/15/14                405         405
Kinder Morgan Inc.
6.50%      09/01/12                415         454
Kraft Foods Inc.
4.13%      11/12/09                810         805
Lockheed Martin Corp.
8.50%      12/01/29                925       1,263
Marsh & McLennan Cos. Inc.
2.19%      07/13/07              1,000         977(i,p)
5.38%      07/15/14                680         663



--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


Masco Corp.
6.75%      03/15/06               $650  $      676
Merck & Co. Inc.
5.25%      07/01/06                345         354
Metropolitan Life Global Funding I
4.75%      06/20/07                350         359(b)
Midamerican Energy Holdings Co.
3.50%      05/15/08                500         489
Monumental Global Funding III
   (Series A)
5.20%      01/30/07                220         227(b)
Morgan Stanley
4.00%      01/15/10                505         499
4.25%      05/15/10                100         100
Motorola Inc.
4.61%      11/16/07                550         561
National Rural Utilities
   Cooperative Finance Corp.
6.00%      05/15/06                240         249
Nationwide Mutual Insurance Co.
7.88%      04/01/33                170         203(b)
NB Capital Trust IV
8.25%      04/15/27                440         490
News America Inc.
6.20%      12/15/34                410         416(b)
Noble Energy Inc.
8.00%      04/01/27                455         572
Nordic Investment Bank
2.75%      01/11/06                115         115
Norfolk Southern Corp.
6.00%      04/30/08                 40          43
7.05%      05/01/37                625         734
Norfolk Southern Railway Co.
9.75%      06/15/20                278         392
Northeast Utilities (Series B)
3.30%      06/01/08                330         322
Northrop Grumman Corp.
4.08%      11/16/06                610         616
Ocean Energy Inc.
4.38%      10/01/07                195         197
Ohio Power Co. (Series E)
6.60%      02/15/33                165         185
Pacific Gas & Electric Co.
2.72%      04/03/06                175         175(i)





                             PRINCIPAL
                                AMOUNT      VALUE


Pemex Finance Ltd.
9.03%      02/15/11           $    710  $      816
9.69%      08/15/09              1,007       1,131
Pemex Project Funding
   Master Trust
7.38%      12/15/14                300         332
8.63%      02/01/22                335         389
Petrobras International
   Finance Co.
9.75%      07/06/11                240         290
Petro-Canada
5.35%      07/15/33                280         261
Petroleos Mexicanos
9.50%      09/15/27                540         675
Pioneer Natural Resources Co.
6.50%      01/15/08                625         669
Potomac Edison Co.
5.35%      11/15/14                245         247(b)
Principal Life Global Funding I
5.25%      01/15/13                410         419(b)
Procter & Gamble - ESOP
   (Series A)
9.36%      01/01/21                415         553
Prudential Financial Inc.
4.10%      11/15/06                715         723(k)
PSI Energy Inc.
6.65%      06/15/06                330         344
Public Service Co. of New Mexico
4.40%      09/15/08                540         542
Puget Energy Inc.
3.36%      06/01/08                335         329
Quest Diagnostics
6.75%      07/12/06                325         340
Rabobank Capital Funding Trust
5.25%      12/29/49                340         338(b,i)
Raytheon Co.
4.85%      01/15/11                340         348
6.40%      12/15/18                110         121
RBS Capital Trust I
5.51%      09/29/49                505         517(i)
Royal Bank of Scotland
   Group PLC.
7.65%      08/31/49                175         213(i)
Safeco Corp.
4.20%      02/01/08                165         167




--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


SBC Communications Inc.
5.10%      09/15/14            $   440  $      444
Shurgard Storage
   Centers Inc. (REIT)
5.88%      03/15/13                230         238
Simon Property Group LP (REIT)
4.88%      08/15/10                520         530(b)
SLM Corp.
4.00%      01/15/09                340         340
Southern California Edison Co.
8.00%      02/15/07                350         381
Southwest Airlines Co.
5.25%      10/01/14                170         171
Sprint Capital Corp.
4.78%      08/17/06                820         836(k)
6.13%      11/15/08                330         354
6.90%      05/01/19                 95         106
7.63%      01/30/11                355         412
8.38%      03/15/12                495         603
8.75%      03/15/32                435         579
State of Illinois
4.95%      06/01/23                500         487
Telecom Italia Capital S.A. (Series B)
5.25%      11/15/13                510         516
Telefonos de Mexico S.A. de C.V.
4.50%      11/19/08                350         353
8.25%      01/26/06                695         730
TELUS Corp.
7.50%      06/01/07                605         657
The Walt Disney Co.
6.75%      03/30/06                350         365
Time Warner Inc.
6.88%      05/01/12                150         171
7.75%      06/15/05                430         438
9.13%      01/15/13                510         651
TuranAlem Finance BV
7.88%      06/02/10                520         520(b)
TXU Electric Delivery Co.
6.38%      05/01/12                350         384
Tyco International Group S.A.
5.80%      08/01/06                705         730
6.75%      02/15/11                585         657
Tyson Foods Inc.
7.25%      10/01/06              1,380       1,465
UBS Preferred Funding Trust I
8.62%      10/29/49                335         405(i)





                             PRINCIPAL
                                AMOUNT      VALUE


Union Pacific Corp.
6.65%      01/15/11               $350  $      391
Union Planters Bank NA
5.13%      06/15/07                 10          10
Unisys Corp.
8.13%      06/01/06                300         316
US Bank National Assoc.
2.85%      11/15/06                595         589
Valero Energy Corp.
6.88%      04/15/12                125         142
7.50%      04/15/32                 95         114
Verizon
6.50%      09/15/11                340         373
Verizon Global Funding Corp.
7.75%      12/01/30 - 06/15/32     800         994
Verizon Pennsylvania Inc.
   (Series A)
5.65%      11/15/11                705         742
Viacom Inc.
5.50%      05/15/33                225         219
Wachovia Corp.
5.25%      08/01/14                530         543
Washington Mutual Bank FA
5.13%      01/15/15                335         333
Washington Mutual Inc.
5.63%      01/15/07                 15          16
WellPoint Inc.
4.25%      12/15/09                360         361(b)
Wells Fargo & Co.
5.25%      12/01/07                180         188
Westar Energy Inc.
9.75%      05/01/07                785         879
Weyerhaeuser Co.
6.00%      08/01/06                640         667
6.13%      03/15/07                322         340
6.75%      03/15/12                225         254
Wisconsin Electric Power
3.50%      12/01/07                410         408
Wisconsin Energy Corp.
5.88%      04/01/06                230         237
Yara International ASA
5.25%      12/15/14                340         342(b)

TOTAL CORPORATE NOTES
   (COST $92,460)                           94,221




--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE



NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.9%

Banc of America Large Loan
2.56%      06/15/18           $  1,000  $    1,000(b,i)
Bear Stearns Commercial
   Mortgage Securities
2.66%      01/14/16                600         600(b,i)
3.88%      08/13/39              1,033       1,025
4.17%      01/12/41                550         554
4.68%      08/13/39                939         938
6.02%      02/14/31                750         804
Bear Stearns Commercial
   Mortgage Securities (Class B)
6.20%      02/14/31                 55          60
CalSTRS Trust
4.13%      11/20/12                938         946(b)
Citicorp Mortgage Securities Inc.
6.13%      08/25/32                166         166(i)
Citicorp Mortgage Securities Inc.
   (Class B)
6.13%      08/25/32                395         394(i)
Crusade Global Trust (Class A)
2.70%      09/18/34                142         142(i)
CS First Boston Mortgage
   Securities Corp.
1.58%      03/15/35             13,969         808(b,i)
6.13%      04/15/37                520         569
7.22%      01/15/37              2,778          69(b,d,i)
First Union-Lehman Brothers-
   Bank of America
6.56%      11/18/35                800         859
GMAC Commercial Mortgage
   Securities Inc.
4.21%      12/10/41                897         899(i)
6.24%      12/10/41             28,085         491(b,d,i)
6.42%      05/15/35              1,152       1,239
GMAC Commercial Mortgage
   Securities Inc. (Class A)
4.55%      12/10/41                897         899(i)
4.92%      12/10/41                977         980(i)
GMAC Commercial Mortgage
   Securities Inc. (Class X)
4.03%      12/10/41             13,389         457(d,i)
Granite Mortgages PLC.
2.26%      01/20/43              1,902       1,903(i)





                             PRINCIPAL
                                AMOUNT      VALUE


Holmes Financing PLC. (Class A)
2.22%      01/15/08          $   2,000  $    2,003(i,p)
Impac CMB Trust
2.70%      08/25/32                129         129(i)
2.78%      10/25/34              2,684       2,684(i,p)
Impac CMB Trust (Class A)
2.80%      12/25/33                644         644(i)
2.85%      11/25/32                277         278(i)
Interstar Millennium
   Trust (Class A)
2.68%      03/14/36                183         183(i,p)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
1.22%      01/12/39              7,975         400(b,i)
6.47%      11/15/35                457         508
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   (Class A)
4.92%      10/15/37                626         634(i)
LB-UBS Commercial
   Mortgage Trust
3.68%      07/15/37             18,189         364(b,d,i)
3.96%      03/15/34              2,116          47(b,d,i)
4.06%      09/15/27              1,033       1,033(i)
4.20%      12/15/29                467         468
4.51%      12/15/29                467         468
4.53%      01/15/36              3,287         252(b,d)
4.86%      12/15/39                794         794(i)
6.17%      04/15/37              7,917         161(b,d,i)
6.23%      03/15/26                371         402
6.85%      12/15/39              7,066         128(b,d,i)
7.74%      09/15/37              7,185         117(b,d,i)
8.33%      03/15/36              8,543         232(b,d,i)
LB-UBS Commercial Mortgage
   Trust (Class A)
6.13%      12/15/30                832         911
6.65%      11/15/27              1,505       1,685
LB-UBS Commercial Mortgage
   Trust (Class B)
6.65%      07/14/16                103         115(b)
Lehman Brothers Floating
   Rate Commercial
   Mortgage Trust
2.57%      10/15/17              2,100       2,105(b,i,p)



--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL
                                AMOUNT      VALUE


Master Alternative Loans Trust
5.00%      08/25/18            $   620  $       71(g)
6.50%      08/25/34 - 01/25/35   1,693       1,772
Morgan Stanley Capital I
   (Class A)
4.66%      09/13/45                656         653
4.97%      04/14/40                761         770
Morgan Stanley Capital I
   (Class D)
6.92%      07/15/30                300         335(i)
Morgan Stanley Dean
   Witter Capital I
5.73%      04/15/34              2,283          49(b,d,i)
6.52%      10/15/35              3,544          69(b,d,i)
Morgan Stanley Dean Witter
   Capital I (Class A)
5.98%      02/15/31                124         126
6.39%      10/15/35              1,000       1,110
6.54%      02/15/31                896         966
Morgan Stanley Dean Witter
   Capital I (Class X)
1.53%      02/01/31                306          15(b,i)
National RMBS Trust
2.62%      03/20/34                458         458(i,p)
Nomura Asset Securities
   Corp. (Class A)
6.59%      03/15/30              1,409       1,523
Puma Finance Ltd. (Class A)
2.25%      10/11/34                519         520(i)
2.71%      03/25/34                471         471(i)
Sequoia Mortgage Trust (Class A)
2.69%      07/20/34                456         455(i,p)
Structured Asset Securities
   Corp. (Class X)
2.02%      02/25/28                944          50(i)
Wachovia Bank Commercial
   Mortgage Trust
2.58%      03/15/14                500         501(b,i)
2.92%      03/15/15                530         532(b,i,p)
3.30%      03/15/15                350         353(b,i,p)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $43,463)                           43,346





                             PRINCIPAL
                                AMOUNT      VALUE



SOVEREIGN BONDS -- 0.9%

Government of Bahamas
6.63%      05/15/33               $405  $      461(b)
Government of Finland
4.75%      03/06/07                320         330
Government of Russia
5.00%      03/31/30                415         427(b,k)
Government of Mexico
6.75%      09/27/34                510         502
Ontario Electricity
   Financial Corp.
7.45%      03/31/13                 55          67
Province of British Columbia
4.63%      10/03/06                400         410
Province of Manitoba Canada
4.25%      11/20/06                465         474
Province of New Brunswick
3.50%      10/23/07                415         416
Province of Ontario
3.50%      09/17/07                410         410
5.13%      07/17/12                 75          79

TOTAL SOVEREIGN BONDS
   (COST $3,483)                             3,576

TOTAL BONDS AND NOTES

   (COST $437,585)                         437,490


                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.2%
--------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I
   (COST $702)                     680         691(b,i)




--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             NUMBER OF
                             CONTRACTS      VALUE


PURCHASED OPTIONS -- 0.0%*
--------------------------------------------------------------------------------

PUT OPTIONS

U.S. Treasury Notes 5 Yr. Futures
   (COST $135)                     172  $       35

TOTAL INVESTMENTS IN SECURITIES
   (COST $438,422)                         438,216


                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 18.7%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $74,326)           74,325,651      74,326(I,p)

TOTAL INVESTMENTS
   (COST $512,748)                         512,542

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (29.3)%                            (116,183)
                                         =========


NET ASSETS-- 100.0%                      $ 396,359
                                         =========


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Income Fund had the following written option contracts open at December 31, 2004:


                          EXPIRATION DATE/    NUMBER OF
CALL OPTIONS                STRIKE PRICE      CONTRACTS       VALUE
--------------------------------------------------------------------------------

U S Treasury Notes
  5 Yr. Futures (Written
  Option Premium $69)        Jan 05/109.50       172         $(72)


                          EXPIRATION DATE/    NUMBER OF
PUT OPTIONS                 STRIKE PRICE      CONTRACTS       VALUE
--------------------------------------------------------------------------------

U S Treasury Notes
  5 Yr. Futures (Written
  Option Premium $64)        Jan 05/108.00        172         $ (8)
                                                             ------
                                                              $(80)
                                                              =====



The Income Fund had the following long futures contracts open at December 31, 2004:


                                    NUMBER    CURRENT
                   EXPIRATION         OF      NOTIONAL    UNREALIZED
DESCRIPTION           DATE        CONTRACTS    VALUE      APPRECIATION
--------------------------------------------------------------------------------

Euro Dollar
  Futures        December 2005       50      $12,055        $(17)
Euro Dollar
  Futures        December 2007       50       11,961          (8)
U.S.Treasury
  Notes 5 Yr.
  Futures         March 2005         199      21,797         113

The Income Fund had the following short futures contracts open at December 31, 2004:


                                 NUMBER    CURRENT
                 EXPIRATION        OF     NOTIONAL      UNREALIZED
DESCRIPTION         DATE       CONTRACTS    VALUE      APPRECIATION
--------------------------------------------------------------------------------

Euro Dollar
  Futures       December 2006     100     $(24,009)       $  25
U.S.Treasury
  Notes 10 Yr.
  Futures       March 2005         71       (7,948)          14
                                                           ----
                                                           $127
                                                           ====

The Income Fund had the following forward foreign currency contracts open at December 31, 2004:


                     CURRENCY      SETTLEMENT      UNREALIZED
CURRENCY BOUGHT        SOLD           DATE         APPRECIATION
--------------------------------------------------------------------------------

205,970 JPY         1,979 USD  January 21, 2005        34

--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

Elfun Money Market Fund

Q&A

DONALD J. DUNCAN IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE IS PORTFOLIO MANAGER OF THE ELFUN MONEY MARKET FUND AND HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE THE FUND'S INCEPTION. MR. DUNCAN JOINED GE ASSET MANAGEMENT IN 1988 IN TRADE SUPPORT AND HELD SEVERAL POSITIONS INCLUDING MUTUAL FUND CONTROLLER. HE WAS APPOINTED INVESTMENT MANAGER - SHORT TERM SECURITIES IN 1990 AND VICE PRESIDENT - MONEY MARKETS IN 2002.


Q. HOW DID THE ELFUN MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2004?

A. For the twelve-month period ended December 31, 2004, the Elfun Money Market Fund posted a total return of 1.15%. By comparison, the 90-day U.S. Treasury Bill returned 1.41% and the Lipper peer group, representing 394 Money Market funds returned an average of 0.60%.

Q. WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. A primary source of Fund performance results from tactical positioning of the Fund's average maturity based on our assessment of monetary action taken by the Fed versus market expectations. In general, positions in Non-Agency issues, including Commercial Papers and Certificates of Deposit help add yield to the Fund.

                                                                 [PHOTO OMITTED]

Elfun Money Market Fund

                                              Understanding Your Fund's Expenses



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2004.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



JULY 1, 2004 - DECEMBER 31, 2004

---------------------------------------------------------------------------------------------------------------------------
                                 ACCOUNT VALUE AT                ACCOUNT VALUE                 EXPENSES
                                 THE BEGINNING OF                AT THE END OF                PAID DURING
                                  THE PERIOD ($)                THE PERIOD ($)              THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                 1,000.00                      1,007.34                      0.91

Hypothetical 5% Return
    (2.5% for the period)             1,000.00                     1,023.97                       0.92
---------------------------------------------------------------------------------------------------------------------------

  *EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.18% (FROM
   PERIOD JULY 1, 2004 - DECEMBER 31, 2004), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE SIX-MONTH PERIOD).
 **ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2004 WAS 0.73%.

Elfun Money Market Fund

                     CHANGE IN VALUE OF A $10,000 INVESTMENT

[Line chart omitted -- plot points are as follows:]

                       Elfun Money Market Fund         90 Day U.S. T-Bill
12/94                         10,000.00                     10,000.00
12/95                         10,582.33                     10,565.98
12/96                         11,136.18                     11,109.59
12/97                         11,742.76                     11,687.29
12/98                         12,375.88                     12,260.68
12/99                         13,008.76                     12,846.38
12/00                         13,841.78                     13,616.59
12/01                         14,418.11                     14,085.98
12/02                         14,694.55                     14,314.44
12/03                         14,843.44                     14,461.13
12/04                         15,014.42                     14,665.39

                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                            ONE    FIVE      TEN
                           YEAR    YEAR     YEAR
--------------------------------------------------------------------------------

Elfun Money Market Fund    1.15%    2.91%   4.15%

90 Day U.S. T-Bill         1.41%    2.68%   3.90%





                         *LIPPER PERFORMANCE COMPARISON

                             MONEY MARKET PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/04

                                             ONE    FIVE    TEN
                                             YEAR    YEAR   YEAR

  Fund's rank in peer group:                   10       1       1

  Number of Funds in peer group:              394     304     172

  Peer group average annual total return:    0.60%   2.22%   3.63%

  Lipper categories in peer group:                  MONEY MARKET

  * SEE NOTES TO PERFORMANCE FOR EXPLANATION OF PEER CATEGORIES.

                         FUND YIELD AT DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                    IBC
                       FUND      MONEY FUND
--------------------------------------------------------------------------------
  7-day current       2.03%+        1.60%
--------------------------------------------------------------------------------
  7-day effective      2.05%        1.62%
--------------------------------------------------------------------------------


  CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE ELFUN MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

  EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT COULD BE SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

                               INVESTMENT PROFILE
             A fund designed for investors who seek a high level of
          current income consistent with prudent investment management and the preservation of capital by investing primarily
        in short-term, U.S. dollar denominated money market instruments.

--------------------------------------------------------------------------------
  AN INVESTMENT IN THE ELFUN MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE MONEY MARKET FUND AT DECEMBER 31, 2004.

SEE NOTES TO PERFORMANCE ON PAGE 65 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN MONEY MARKET FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004

                             ELFUN MONEY MARKET FUND



PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $314,434 AS OF DECEMBER 31, 2004.

[Pie chart omitted -- plot points are as follows:]

Commercial Paper                        44.6%
Yankee Certificates of Deposit          23.8%
U.S. Governments                        19.5%
Repurchase Agreements                   10.0%
Corporate Notes                          2.1%
Time Deposit                             0.0%


                             PRINCIPAL  AMORTIZED
                                AMOUNT       COST



SHORT-TERM INVESTMENTS -- 99.7%+
--------------------------------------------------------------------------------

U.S. GOVERNMENTS -- 19.5%

Federal Agricultural
   Mortgage Corp.
1.43%      04/01/05           $  8,120 $     8,120
Federal Home Loan Bank
1.78%      05/27/05              6,950       6,950
Federal Home Loan
   Mortgage Corp.
2.35%      03/08/05             14,860      14,796(d)
Federal National
   Mortgage Assoc.
1.89%      02/23/05              8,340       8,317(d)
2.14%      01/03/05             10,580      10,579(d)
7.00%      07/15/05             12,390      12,690
                                            31,586

TOTAL U.S. GOVERNMENTS
   (COST $61,452)                           61,452

COMMERCIAL PAPER -- 44.5%

Abbey National PLC.
2.17%      01/04/05             12,490      12,488





                             PRINCIPAL  AMORTIZED
                                AMOUNT       COST


Bank of America Corp.
2.11%      02/02/05            $12,780  $   12,756
Barclays PLC.
2.34%      02/28/05             12,450      12,403
Credit Suisse First Boston
1.95%      01/03/05             12,980      12,978
Deutsche Bank AG
2.25%      01/03/05             15,000      14,998
HSBC Holdings PLC.
2.34%      01/20/05             12,410      12,395
ING Group
2.28%      02/04/05             12,470      12,443
Jupiter Securitization Corp.
2.35%      01/18/05             12,410      12,396
Morgan Stanley Dean
   Witter & Co.
2.34%      01/25/05             12,410      12,391
Rabobank USA Financial Corp.
2.16%      01/18/05             12,550      12,537
UBS AG
2.20%      01/06/05             12,460      12,456

TOTAL COMMERCIAL PAPER
   (COST $140,241)                         140,241

REPURCHASE AGREEMENTS -- 10.0%

Barclays PLC
   2.25% dated 12/31/04
   to be repurchased at
   $23,004 on 01/03/05
   collateralized by $23,461
   U.S. Government Agency
   Bonds, Zero Coupon, maturing
   02/22/05 - 07/22/05          23,000      23,000
Goldman Sachs
   2.23% dated 12/31/04 to be
   repurchased at $8,392 on
   01/03/05 collateralized by
   $8,558 U.S. Government
   Agency Bond, 5.125%,
   maturing 01/02/14             8,390       8,390

TOTAL REPURCHASE AGREEMENTS
   (COST $31,390)                           31,390
--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

ELFUN MONEY MARKET FUND
Schedule of Investments

                                      (dollars in thousands)-- December 31, 2004


                             PRINCIPAL  AMORTIZED
                                AMOUNT       COST

CORPORATE NOTES -- 2.0%

American Express Credit Corp.
2.38%      10/05/05
   (COST $6,468)              $  6,460 $     6,468 (i)

CERTIFICATES OF DEPOSIT -- 23.7%

Bank of Montreal
2.27%      02/01/05             12,450      12,450
Calyon
2.19%      01/19/05             12,510      12,510
Dexia Bank Belgium
2.24%      01/05/05             12,490      12,490
HBOS PLC.
2.31%      02/09/05             12,470      12,470
Toronto-Dominion Bank
2.39%      02/25/05             12,390      12,390
Wells Fargo Bank
2.32%      01/07/05             12,410      12,410

TOTAL CERTIFICATES OF DEPOSIT
   (COST $74,720)                           74,720

TIME DEPOSITS -- 0.0%*

State Street Corp.
2.19%      01/03/05
   (COST $163)                     163         163 (e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $314,434)                         314,434

OTHER ASSETS AND LIABILITIES
   NET-- 0.3%                                  845
                                          --------

NET ASSETS-- 100%                         $315,279
                                          ========



--------------------------------------------------------------------------------
See Notes to Schedules of Investments on page 66 and Notes to Financial Statements.

Notes to Performance (unaudited)


Information on the preceding performance pages relating to the Funds' one year total return is audited, all other information, including the portfolio manager Q&A pages, is unaudited.

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares.

A portion of the Elfun Tax-Exempt Income Fund's income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500 Composite Price Index of stocks (S&P 500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI
EAFE), Lehman Brothers Aggregate Bond Index (LB Aggregate), and the Lehman Brothers Municipal Bond Index (LBMI) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

S&P 500 is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. MSCI(R) EAFE(R) is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. LB Aggregate is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. LBMI is an unmanaged index comprised of investment-grade, fixed rate securities with maturities of at least eight years and less than twelve years.

90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the Elfun Diversified Fund for which we use the specific Lipper peer group and the Elfun Money Market Fund which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or shareholder publication thresholds. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

Notes to Schedules of Investments
(dollars in thousands)--  December 31, 2004

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $2,644; $3,972; $12,716; and $28,563 or 1.10%, 1.55%, 0.75% and 7.21% of net
    assets for the Elfun International Equity Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At December 31, 2004, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at December 31, 2004.

(j) All or a portion of the security is out on loan.

(k) Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(n) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(o) The security is insured by AMBAC, MBIA, FGIC or FSA. The Elfun Tax-Exempt Income Fund had insurance concentrations of 5% or greater as of December 31, 2004 (as a percentage of net assets) as follows:

                MBIA             16.4%
                AMBAC            14.8%
                FSA               9.7%
                FGIC              5.8%

(p) All or a portion of the security purchased with collateral from securities lending.

(q) Treasury Inflated Securities.

+ Percentages are based on net assets as of December 31, 2004.
*   Less than 0.1%.

 ABBREVIATIONS:
   ADR     --    American Depositary Receipt
   AMBAC   --    AMBAC Indemnity Corporation
   FGIC    --    Financial Guaranty Insurance Corporation
   FSA     --    Financial Security Assurance
   GDR     --    Global Depositary Receipt
   MBIA    --    Municipal Bond Investors Assurance Corporation
   Regd.   --    Registered
   REIT    --    Real Estate Investment Trust
   REMIC   --    Real Estate Mortgage Investment Conduit
   SPDR    --    Standard & Poor's Depositary Receipt
   STRIPS  --    Separate Trading of Registered Interest and Principal of
                 Security

Financial Highlights

SELECTED DATA BASED ON A UNIT OUTSTANDING DURING THE YEARS INDICATED

ELFUN INTERNATIONAL EQUITY FUND                                    2004                 2003                 2002
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                               $16.17               $11.63               $14.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                           0.34                 0.24                 0.19
   Net realized and unrealized
      gains (losses) on investments                                2.39                 4.53                (3.16)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                     2.73                 4.77                (2.97)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                           0.33                 0.23                 0.19
   Net realized gains                                               --                   --                   --
   Return of capital                                                --                   --                  0.03
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                0.33                 0.23                 0.22
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                     $18.57               $16.17               $11.63
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(A)                                                   16.90%               41.04%             (20.03)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands)                       $239,329             $204,211             $146,832
   Ratios to average net assets:
      Net investment income                                        2.01%                1.82%                1.33%
      Net expenses                                                 0.31%                0.42%                0.63%
      Gross expenses                                               0.32%                0.42%                0.63%
   Portfolio turnover rate                                           38%                  34%                  44%
-----------------------------------------------------------------------------------------------------------------------

ELFUN TRUSTS                                                      2004                 2003                 2002
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                               $55.28               $46.47               $60.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                           0.76                 0.47                 0.46
   Net realized and unrealized
      gains (losses) on investments                                3.63                10.17               (12.46)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                     4.39                10.64               (12.00)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                           0.76                 0.46                 0.47
   Net realized gains                                              3.78                 1.37                 1.23
   Return of capital                                                 --                   --                 0.02
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                4.54                 1.83                 1.72
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                     $55.13               $55.28               $46.47
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(A)                                                    7.94%               22.95%              (19.91)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands)                     $2,444,850           $2,377,213            $1,986,967
   Ratios to average net assets:
      Net investment income                                        1.34%                0.92%                 0.85%
      Net expenses                                                 0.15%                0.19%                 0.17%
      Gross expenses                                               0.15%                0.19%                 0.17%
   Portfolio turnover rate                                           13%                   9%                   11%

------------------
See Notes to Financial Highlights and Notes to Financial Statements.



SELECTED DATA BASED ON A UNIT OUTSTANDING DURING THE YEARS INDICATED

ELFUN INTERNATIONAL EQUITY FUND                                          2001                 2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                    $18.68                $24.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                0.30                  0.37
   Net realized and unrealized
      gains (losses) on investments                                    (3.87)                (2.61)
----------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                         (3.57)                (2.24)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                                0.27                  0.34
   Net realized gains                                                   0.02                  3.06
   Return of capital                                                     --                    --
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                     0.29                  3.40
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                          $14.82                $18.68
----------------------------------------------------------------------------------------------------

TOTAL RETURN(A)                                                       (19.07)%              (8.97)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands)                             $194,306             $269,486
   Ratios to average net assets:
      Net investment income                                              1.74%                1.55%
      Net expenses                                                       0.26%                0.15%
      Gross expenses                                                     0.26%                0.15%
   Portfolio turnover rate                                                 53%                  59%
----------------------------------------------------------------------------------------------------

ELFUN TRUSTS                                                           2001                 2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                    $67.52                $69.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                0.50                  0.66
   Net realized and unrealized
      gains (losses) on investments                                    (4.53)                 3.43
----------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                         (4.03)                 4.09
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                                0.50                  0.66
   Net realized gains                                                   2.80                  5.72
   Return of capital                                                   --                    --
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                     3.30                  6.38
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                          $60.19                $67.52
----------------------------------------------------------------------------------------------------

TOTAL RETURN(A)                                                        (5.98)%                5.89%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands)                           $2,552,776           $2,792,861
   Ratios to average net assets:
      Net investment income                                              0.79%                0.92%
      Net expenses                                                       0.16%                0.10%
      Gross expenses                                                     0.16%                0.10%
   Portfolio turnover rate                                                  9%                  12%

------------------
See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

SELECTED DATA BASED ON A UNIT OUTSTANDING DURING THE YEARS INDICATED

ELFUN DIVERSIFIED FUND                                              2004                    2003                     2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                 $19.34                   $16.25                  $18.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                             0.42                     0.34                    0.43
   Net realized and unrealized
      gains (losses) on investments                                  1.26                     3.11                   (2.12)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                       1.68                     3.45                   (1.69)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                             0.42                     0.36                    0.45
   Net realized gains                                                1.17                      0.00*                 --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  1.59                     0.36                    0.45
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                       $19.43                   $19.34                  $16.25
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(A)                                                      8.70%                  21.25%                  (9.15)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands)                         $256,472                $235,832                 $194,980
   Ratios to average net assets:
      Net investment income                                          2.13%                   1.93%                    2.42%
      Net expenses                                                   0.23%                   0.27%                    0.32%
      Gross expenses                                                 0.24%                   0.27%                    0.32%
   Portfolio turnover rate                                            138%                    124%                     123%
--------------------------------------------------------------------------------------------------------------------------------

ELFUN TAX-EXEMPT INCOME FUND                                        2004                    2003                     2002
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year                                 $12.00                   $12.05                  $11.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                             0.55                     0.57                    0.59
   Net realized and unrealized
      gains (losses) on investments                                  (0.03)                   0.01                    0.51
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                        0.52                    0.58                    1.10
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                              0.55                    0.57                    0.59
   Net realized gains                                                 0.06                    0.06                    0.06
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                   0.61                    0.63                    0.65
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                        $11.91                  $12.00                  $12.05
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(A)                                                      4.49%                   4.95%                   9.71%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands)                       $1,697,548              $1,773,090              $1,724,282
   Ratios to average net assets:
      Net investment income                                          4.60%                   4.72%                   4.99%
      Net expenses                                                   0.12%                   0.12%                   0.10%
      Gross expenses                                                 0.12%                   0.12%                   0.10%
   Portfolio turnover rate                                             32%                     41%                     22%



ELFUN DIVERSIFIED FUND                                         2001                    2000
-----------------------------------------------------------------------------------------------
Net asset value, beginning of year                             $20.01                  $21.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.56                    0.69
   Net realized and unrealized
      gains (losses) on investments                             (1.10)                   0.45
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                  (0.54)                   1.14
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                         0.57                    0.70
   Net realized gains                                            0.51                    1.55
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                              1.08                    2.25
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                   $18.39                  $20.01
-----------------------------------------------------------------------------------------------

TOTAL RETURN(A)                                               (2.73)%                   5.46%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands)                    $212,490                $217,074
   Ratios to average net assets:
      Net investment income                                     2.92%                   3.18%
      Net expenses                                              0.21%                   0.15%
      Gross expenses                                            0.21%                   0.15%
   Portfolio turnover rate                                       109%                    105%
-----------------------------------------------------------------------------------------------


ELFUN TAX-EXEMPT INCOME FUND                                   2001                    2000
-----------------------------------------------------------------------------------------------

Net asset value, beginning of year                             $11.68                  $10.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.60                    0.62
   Net realized and unrealized
      gains (losses) on investments                             (0.06)                   0.70
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                   0.54                    1.32
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                         0.60                    0.62
   Net realized gains                                            0.02                   --
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                              0.62                    0.62
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                   $11.60                  $11.68
-----------------------------------------------------------------------------------------------

TOTAL RETURN(A)                                                 4.70%                  12.37%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands)                  $1,590,697              $1,548,384
   Ratios to average net assets:
      Net investment income                                     5.13%                   5.47%
      Net expenses                                              0.14%                   0.09%
      Gross expenses                                            0.14%                   0.09%
   Portfolio turnover rate                                        22%                     22%

------------------
See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

SELECTED DATA BASED ON A UNIT OUTSTANDING DURING THE YEARS INDICATED

ELFUN INCOME FUND                                                        2004                    2003                     2002
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                      $11.60                   $11.78                  $11.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                  0.46                     0.45                    0.53
   Net realized and unrealized
      gains (losses) on investments                                      (0.00)*                   0.02                    0.60
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                            0.46                     0.47                    1.13
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                                  0.46                     0.47                    0.55
   Net realized gains                                                     0.18                     0.18                    0.07
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       0.64                     0.65                    0.62
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                            $11.42                   $11.60                  $11.78
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(A)                                                           4.07%                    4.04%                  10.24%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands)                              $396,359                 $413,209                $416,565
   Ratios to average net assets:
      Net investment income                                               3.99%                    3.82%                   4.59%
      Net expenses                                                        0.19%                    0.18%                   0.24%
      Gross expenses                                                      0.19%                    0.18%                   0.24%
   Portfolio turnover rate                                                 351%                     361%                    317%
-----------------------------------------------------------------------------------------------------------------------------------

ELFUN MONEY MARKET FUND                                                   2004                     2003                     2002
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                       $1.00                    $1.00                   $1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                  0.01                     0.01                    0.02
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS                                   0.01                     0.01                    0.02
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                                  0.01                     0.01                    0.02
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       0.01                     0.01                    0.02
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                             $1.00                    $1.00                   $1.00
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(A)                                                           1.15%                    1.01%                   1.91%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands)                             $315,279                 $351,686                $378,462
   Ratios to average net assets:
      Net investment income                                               1.24%                    1.05%                   1.65%
      Net expenses                                                        0.18%                    0.17%                   0.20%
      Gross expenses                                                      0.18%                    0.17%                   0.20%


ELFUN INCOME FUND                                                         2001                    2000
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                        $11.10                  $10.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                    0.68                    0.74
   Net realized and unrealized
      gains (losses) on investments                                         0.18                    0.40
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                              0.86                    1.14
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                                    0.69                    0.76
   Net realized gains                                                      --                      --
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                         0.69                    0.76
NET ASSET VALUE, END OF YEAR                                              $11.27                  $11.10
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(A)                                                             7.97%                  11.11%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands)                                $336,747                $285,477
   Ratios to average net assets:
      Net investment income                                                 5.94%                   6.83%
      Net expenses                                                          0.19%                   0.16%
      Gross expenses                                                        0.19%                   0.16%
   Portfolio turnover rate                                                   238%                    221%
----------------------------------------------------------------------------------------------------------

ELFUN MONEY MARKET FUND                                                     2001                    2000
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                         $1.00                   $1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                    0.04                    0.06
----------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS                                     0.04                    0.06
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                                    0.04                    0.06
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                         0.04                    0.06
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                               $1.00                   $1.00
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(A)                                                             4.16%                   6.40%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands)                               $383,171                $349,735
   Ratios to average net assets:
      Net investment income                                                 4.05%                   6.20%
      Net expenses                                                          0.17%                   0.17%
      Gross expenses                                                        0.17%                   0.17%

-------------------
NOTES TO FINANCIAL HIGHLIGHTS

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND ASSUME NO SALES CHARGE.
  * LESS THAN 0.01 PER SHARE.

-------------------
See Notes to Financial Statements.

STATEMENTS OF ASSETS
AND LIABILITIES DECEMBER 31, 2004
(AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------

                                                                         ELFUN                                      ELFUN
                                                                     INTERNATIONAL              ELFUN            DIVERSIFIED
                                                                      EQUITY FUND              TRUSTS                FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $176,246;
       $1,413,667; $219,039; $1,551,093; $438,422
       and $0 respectively)                                           $233,161              $2,391,827              $253,257
   Short-term investments (at amortized cost)                           72,148                 150,486                35,422
   Cash                                                                    395                      --                    --
   Foreign currency (cost $416; $0; $28; $0; $0;
       and $0, respectively)                                               416                      --                    28
   Receivable for investments sold                                          --                      --                   604
   Income receivables                                                      321                   2,564                   733
   Receivable for fund shares sold                                          55                     142                    11
   Variation margin receivable                                              --                      --                     3
   Unrealized gain on forward foreign currency contracts                    --                      --                     5
----------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                     306,496               2,545,019               290,063
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to unitholders                                      --                      --                    --
   Payable upon return of securities loaned                             66,063                  98,823                18,733
   Payable for investments purchased                                       742                      --                14,550
   Payable for fund units redeemed                                         147                     569                   131
   Payable to GEAM                                                         212                     777                   164
   Variation margin payable                                                  3                      --                    --
   Options written, at market (premium received $0; $0; $22; $0;
       $133; and $0, respectively)                                          --                      --                    13
----------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                 67,167                 100,169                33,591
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            $239,329              $2,444,850              $256,472
==================================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in                                                     220,363               1,465,776               223,107
   Undistributed (distribution in excess of)
       net investment income                                                64                     519                     2
   Accumulated net realized gain (loss)                                (38,075)                    395                  (890)
   Net unrealized appreciation / (depreciation) on:
       Investments                                                      56,914                 978,160                34,218
       Futures                                                              53                      --                    19
       Written options                                                      --                      --                     9
       Foreign currency related transactions                                10                      --                     7

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            $239,329              $2,444,850              $256,472
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding (Par value $10; $10; $10; $10; $10;
   and $1, respectively)                                                12,888                  44,349                13,199
Net asset value, offering and redemption price per unit               $  18.57              $    55.13              $  19.43




                                                                            ELFUN                                        ELFUN
                                                                          TAX-EXEMPT             ELFUN               MONEY MARKET
                                                                          INCOME FUND         INCOME FUND                 FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $176,246;
       $1,413,667; $219,039; $1,551,093; $438,422
       and $0 respectively)                                                $1,660,007           $438,216                 $     --
   Short-term investments (at amortized cost)                                  15,106             74,326                  314,434
   Cash                                                                            --                  1                       --
   Foreign currency (cost $416; $0; $28; $0; $0;
       and $0, respectively)                                                       --                 --                       --
   Receivable for investments sold                                              2,239              2,569                       --
   Income receivables                                                          22,263              3,428                      587
   Receivable for fund shares sold                                                243                280                      910
   Variation margin receivable                                                     --                 11                       --
   Unrealized gain on forward foreign currency contracts                           --                 34                       --
-----------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                          1,699,858            518,865                  315,931
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to unitholders                                          1,842                351                       36
   Payable upon return of securities loaned                                        --             35,587                       --
   Payable for investments purchased                                               --             86,261                       --
   Payable for fund units redeemed                                                316                 91                      436
   Payable to GEAM                                                                152                136                      180
   Variation margin payable                                                        --                 --                       --
   Options written, at market (premium received $0; $0; $22; $0;
       $133; and $0, respectively)                                                 --                 80                       --
-----------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                         2,310            122,506                      652
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                 $1,697,548           $396,359                 $315,279
===================================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in                                                          1,587,138            395,190                  315,737
   Undistributed (distribution in excess of)
       net investment income                                                       --                619                     (458)
   Accumulated net realized gain (loss)                                         1,496                542                       --
   Net unrealized appreciation / (depreciation) on:
       Investments                                                            108,914               (206)                      --
       Futures                                                                     --                127                       --
       Written options                                                             --                 53                       --
       Foreign currency related transactions                                       --                 34                       --

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                 $1,697,548           $396,359                 $315,279
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding (Par value $10; $10; $10; $10; $10;
   and $1, respectively)                                                      142,476             34,700                  315,750
Net asset value, offering and redemption price per unit                    $    11.91           $  11.42                 $   1.00



* Includes $62,843; $96,485, $18,032 and $34,928 of securities on loan in the Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund and Elfun Income Fund, respectively.


--------------------------------------------------------------------------------
See Notes to Financial Statements.


                                    70 & 71

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
(AMOUNTS IN THOUSANDS)


                                                                     ELFUN                                                   ELFUN
                                                                 INTERNATIONAL                    ELFUN                  DIVERSIFIED
                                                                  EQUITY FUND                    TRUSTS                      FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends                                                   $  5,282                    $   34,289                   $  3,201
      Interest*                                                        260                         1,279                      2,641
      Less: Foreign taxes withheld                                    (615)                         (239)                      (121)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                      4,927                        35,329                      5,721
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration expenses                             242                         2,123                        198
      Unitholder servicing agent expenses                               79                           341                         62
      Transfer agent expenses                                          199                           854                        155
      Custody and accounting expenses                                  129                            91                        128
      Professional fees                                                 10                           111                         11
      Registration, filing, printing and
         miscellaneous expenses                                         27                           112                         27
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL EXPENSES                                                   686                         3,632                        581
      Less: Fee reimbursement from
         transfer agent (See Note 2)                                   (25)                         (107)                       (20)
------------------------------------------------------------------------------------------------------------------------------------
      NET EXPENSES                                                     661                         3,525                        561
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                             4,266                        31,804                      5,160
====================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

   REALIZED GAIN (LOSS) ON:
      Investments                                                   14,458                       158,149                     14,396
      Futures                                                           (7)                           --                       (195)
      Written options                                                   --                            --                         71
      Swaps                                                             --                            --                         16
      Foreign currency related transactions                            (39)                           --                          2
   INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
      (DEPRECIATION) ON:
      Investments                                                   15,697                        (6,503)                     1,122
      Futures                                                           49                            --                         (3)
      Written options                                                   --                            --                          9
      Foreign currency related transactions                             (5)                           --                          4
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
       on investments                                               30,153                       151,646                     15,422
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                                             $34,419                      $183,450                    $20,582
====================================================================================================================================




                                                                   ELFUN                                               ELFUN
                                                                TAX-EXEMPT                     ELFUN                MONEY MARKET
                                                                INCOME FUND                 INCOME FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INCOME:
      Dividends                                               $        --                 $        --                $      --
      Interest*                                                    81,414                      16,687                    4,630
      Less: Foreign taxes withheld                                     --                          --                       --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                    81,414                      16,687                    4,630
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration expenses                          1,232                         302                      266
      Unitholder servicing agent expenses                             133                          80                       65
      Transfer agent expenses                                         334                         201                      166
      Custody and accounting expenses                                  73                         129                       43
      Professional fees                                                81                          19                       16
      Registration, filing, printing and
         miscellaneous expenses                                       284                          44                       40
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL EXPENSES                                                2,137                         775                      596
      Less: Fee reimbursement from
         transfer agent (See Note 2)                                  (42)                        (25)                     (21)
------------------------------------------------------------------------------------------------------------------------------------
      NET EXPENSES                                                  2,095                         750                      575
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                           79,319                      15,937                    4,055
====================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   REALIZED GAIN (LOSS) ON:
      Investments                                                  10,107                       5,114                       --
      Futures                                                          --                         162                       --
      Written options                                                  --                         437                       --
      Swaps                                                            --                         138                       --
      Foreign currency related transactions                            --                          61                       --
   INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
      (DEPRECIATION) ON:
      Investments                                                 (15,093)                     (6,197)                      --
      Futures                                                          --                          92                       --
      Written options                                                  --                          53                       --
      Foreign currency related transactions                            --                          34                       --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
       on investments                                              (4,986)                       (106)                      --
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                                            $74,333                     $15,831                   $4,055
====================================================================================================================================

* Income attributable to securities lending activity, net of rebate expenses, for the Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund
   and Elfun Income Fund was $200, $64, $41 and $189, respectively.

-------------------
See Notes to Financial Statements.


                                    72 & 73

STATEMENTS OF CHANGES
IN NET ASSETS  FOR THE YEARS ENDED
DECEMBER 31, 2004 AND 2003 (AMOUNTS IN THOUSANDS)


                                                                           ELFUN
                                                                       INTERNATIONAL                        ELFUN
                                                                        EQUITY FUND                        TRUSTS
--------------------------------------------------------------------------------------------------------------------------------
                                                                  2004             2003             2004              2003
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income                                   $     4,266      $     2,940      $    31,804      $    19,664
      Net realized gain (loss) on investments, futures,
         written options, foreign currency related
         transactions and swaps                                    14,412          (14,721)         158,149           57,476
      Net increase (decrease) in unrealized appreciation/
         (depreciation) on investments, futures and
         foreign currency related transactions                     15,741           70,995           (6,503)         372,608
--------------------------------------------------------------------------------------------------------------------------------
      Net increase from operations                                 34,419           59,214          183,450          449,748
--------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO UNITHOLDERS FROM:
      Net investment income                                        (4,209)          (2,847)         (31,602)         (19,347)
      Net realized gains                                               --               --         (157,754)         (57,476)
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                             (4,209)          (2,847)        (189,356)         (76,823)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations
      and distributions                                            30,210           56,367           (5,906)         372,925
--------------------------------------------------------------------------------------------------------------------------------
   UNIT TRANSACTIONS:
      Proceeds from sale of units                                  18,418           34,377           76,407          103,154
      Value of distributions reinvested                             3,724            2,529          141,334           56,990
      Cost of units redeemed                                      (17,234)         (35,894)        (144,198)        (142,823)
--------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from unit transactions                   4,908            1,012           73,543           17,321
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                         35,118           57,379           67,637          390,246

NET ASSETS
   Beginning of year                                              204,211          146,832        2,377,213        1,986,967
--------------------------------------------------------------------------------------------------------------------------------
   End of year                                                $   239,329      $   204,211      $ 2,444,850      $ 2,377,213
================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME, END OF YEAR                         $        64      $        46      $       519      $       317


CHANGES IN FUND UNITS

Units sold by subscription                                          1,094            2,755            1,370            2,026
Issued for distribution reinvested                                    202              160            2,564            1,045
Units redeemed                                                     (1,038)          (2,906)          (2,589)          (2,823)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund units                                 258                9            1,345              248
================================================================================================================================



                                                                             ELFUN                            ELFUN
                                                                          DIVERSIFIED                      TAX-EXEMPT
                                                                             FUND                          INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     2004            2003             2004             2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income                                     $     5,160      $     4,046      $    79,319      $    82,593
      Net realized gain (loss) on investments, futures,
         written options, foreign currency related
         transactions and swaps                                      14,290            3,730           10,107            9,221
      Net increase (decrease) in unrealized appreciation/
         (depreciation) on investments, futures and
         foreign currency related transactions                        1,132           33,421          (15,093)          (6,903)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase from operations                                   20,582           41,197           74,333           84,911
---------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO UNITHOLDERS FROM:
      Net investment income                                          (5,174)          (4,246)         (79,336)         (82,593)
      Net realized gains                                            (14,306)             (51)          (9,053)          (9,345)
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                              (19,480)          (4,297)         (88,389)         (91,938)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations
      and distributions                                               1,102           36,900          (14,056)          (7,027)
---------------------------------------------------------------------------------------------------------------------------------
   UNIT TRANSACTIONS:
      Proceeds from sale of units                                    22,668           20,383           83,826           86,601
      Value of distributions reinvested                              16,737            3,668           61,252           66,101
      Cost of units redeemed                                        (19,867)         (20,099)        (206,564)         (96,867)
---------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from unit transactions                    19,538            3,952          (61,486)          55,835
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                           20,640           40,852          (75,542)          48,808

NET ASSETS
   Beginning of year                                                235,832          194,980        1,773,090        1,724,282
---------------------------------------------------------------------------------------------------------------------------------
   End of year                                                  $   256,472      $   235,832      $ 1,697,548      $ 1,773,090
=================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME, END OF YEAR                           $         2      $        --      $        --      $        --


CHANGES IN FUND UNITS

Units sold by subscription                                            1,154            1,144            7,027            7,194
Issued for distribution reinvested                                      863              192            5,149            5,502
Units redeemed                                                       (1,011)          (1,143)         (17,468)          (8,058)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund units                                 1,006              193           (5,292)           4,638
=================================================================================================================================



                                                                                                             ELFUN
                                                                            ELFUN                        MONEY MARKET
                                                                         INCOME FUND                         FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                   2004              2003            2004             2003
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income                                    $    15,937      $    16,282      $     4,055      $     3,913
      Net realized gain (loss) on investments, futures,
         written options, foreign currency related
         transactions and swaps                                      5,912            7,660               --               --
      Net increase (decrease) in unrealized appreciation/
         (depreciation) on investments, futures and
         foreign currency related transactions                      (6,018)          (7,074)              --               --
-------------------------------------------------------------------------------------------------------------------------------
      Net increase from operations                                  15,831           16,868            4,055            3,913
-------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO UNITHOLDERS FROM:
      Net investment income                                        (16,105)         (16,926)          (3,735)          (3,746)
      Net realized gains                                            (6,071)          (6,324)              --               --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                             (22,176)         (23,250)          (3,735)          (3,746)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations
      and distributions                                             (6,345)          (6,382)             320              167
-------------------------------------------------------------------------------------------------------------------------------
   UNIT TRANSACTIONS:
      Proceeds from sale of units                                   27,634           57,986          120,758          156,768
      Value of distributions reinvested                             15,724           16,685            3,230            3,663
      Cost of units redeemed                                       (53,863)         (71,645)        (160,715)        (187,374)
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from unit transactions                  (10,505)           3,026          (36,727)         (26,943)
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                         (16,850)          (3,356)         (36,407)         (26,776)

NET ASSETS
   Beginning of year                                               413,209          416,565          351,686          378,462
-------------------------------------------------------------------------------------------------------------------------------
   End of year                                                 $   396,359      $   413,209      $   315,279      $   351,686
===============================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME, END OF YEAR                          $       619      $       589      $      (458)     $       167


CHANGES IN FUND UNITS

Units sold by subscription                                           2,373            4,900          120,758          156,768
Issued for distribution reinvested                                   1,366            1,419            3,230            3,663
Units redeemed                                                      (4,655)          (6,071)        (160,715)        (187,374)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund units                                 (916)             248          (36,727)         (26,943)
===============================================================================================================================


--------------------------------------------------------------------------------
See Notes to Financial Statements.


                                    74 & 75

Notes to Financial Statements                                  December 31, 2004
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS

The Elfun Funds (each a "Fund" and collectively the "Funds") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Funds operate as Employees' Securities Companies (as defined in the 1940 Act) and as such are exempt from certain provisions of the 1940 Act.

GE Asset Management Incorporated ("GEAM"), the Funds' investment adviser, is a wholly owned subsidiary of General Electric Company. On March 31, 2000, General Electric Investment Corporation, which previously had served as the Funds' investment adviser, was merged into GEAM.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION AND TRANSACTIONS

Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. If quotations are not readily available for a portfolio security, or if it is believed that the price or quotation for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to more accurately reflect the "fair value" of that portfolio security. An affected portfolio security held by any Fund could be valued using these procedures.

In accordance with Rule 2a-7 of the 1940 Act, Elfun Money Market Fund values its securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING

Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Funds will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

Notes to Financial Statements                                  December 31, 2004
--------------------------------------------------------------------------------

FOREIGN CURRENCY

Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currency are translated to U.S. dollars at the prevailing rates of exchange at year end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in net realized or unrealized gain or loss from investments. Net realized exchange gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received and paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS

Certain Funds may invest in futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS

Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting

Notes to Financial Statements                                  December 31, 2004
--------------------------------------------------------------------------------


a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS

As part of their investment strategies, certain Funds may invest in swap agreements which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

Each of the Funds may purchase or sell securities on a when-issued and forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts would appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contract's terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

Notes to Financial Statements                                  December 31, 2004
--------------------------------------------------------------------------------


INVESTMENTS IN FOREIGN MARKETS

Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES
(DOLLARS IN THOUSANDS)

The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of their taxable net investment income, tax-exempt income, and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2004, information on the tax components of capital is as follows:

                                                                                              NET TAX UNREALIZED
                                 COST OF               GROSS TAX             GROSS TAX           APPRECIATION/
                                INVESTMENTS           UNREALIZED            UNREALIZED          (DEPRECIATION)
                             FOR TAX PURPOSES        APPRECIATION          DEPRECIATION         ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
Elfun International
   Equity Fund                  $  249,827            $  58,230             $  (2,788)           $   55,442
Elfun Trusts                     1,564,153              994,977               (16,817)              978,160
Elfun Diversified Fund             255,425               37,631                (4,375)               33,256
Elfun Tax-Exempt
   Income Fund                   1,566,199              109,007                   (93)              108,914
Elfun Income Fund                  512,912                4,655                (5,023)                 (368)
Elfun Money
   Market Fund                     314,434                   --                    --                    --


                                  NET TAX            UNDISTRIBUTED         UNDISTRIBUTED             POST
                              APPRECIATION ON      ORDINARY INCOME/      LONG-TERM GAINS/           OCTOBER
                           DERIVATIVES, CURRENCY     (ACCUMULATED          (ACCUMULATED             LOSSES
                            AND OTHER NET ASSETS    ORDINARY LOSS)         CAPITAL LOSS)       (SEE DETAIL BELOW)
---------------------------------------------------------------------------------------------------------------------------
Elfun International
   Equity Fund                    $    9               $    63              $(36,588)             $    --
Elfun Trusts                          --                   519                   395                   --
Elfun Diversified Fund                16                    26                    67                   --
Elfun Tax-Exempt
   Income Fund                        --                    25                 1,471                   --
Elfun Income Fund                    133                 1,680                   180                 (456)
Elfun Money
   Market Fund                        --                  (458)                   --                   --


Notes to Financial Statements                                  December 31, 2004
--------------------------------------------------------------------------------


As of December 31, 2004, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended December 31, 2004, the Elfun International Equity Fund utilized approximately $13,708 of capital loss carryovers.

FUND                                         AMOUNT            EXPIRES
--------------------------------------------------------------------------------
Elfun International
   Equity Fund                              $21,851           12/31/10
                                             14,737           12/31/11

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds elected to defer losses incurred after October 31, 2004 as follows:


                                             CAPITAL          CURRENCY
--------------------------------------------------------------------------------
Elfun Income Fund                             $456               --


The tax composition of distributions paid (other than return of capital distributions for the year) during the year ended December 31, 2004 was as follows:

                                         EXEMPT             ORDINARY             LONG-TERM
                                        INTEREST             INCOME           CAPITAL GAINS            TOTAL
-------------------------------------------------------------------------------------------------------------
Elfun International Equity Fund         $    --              $ 4,209             $     --            $  4,209
Elfun Trusts                                 --               31,602              157,754             189,356
Elfun Diversified Fund                       --                6,586               12,895              19,481
Elfun Tax-Exempt Income Fund             77,625                1,711                9,052              88,388
Elfun Income Fund                            --               18,338                3,838              22,176
Elfun Money Market Fund                      --                3,735                   --               3,735



DISTRIBUTIONS TO SHAREHOLDERS

Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund declare net investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from net investment income annually. All Funds declare and pay net realized capital gains distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) swaps and treatment of realized gains and losses on foreign currency contracts. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is

Notes to Financial Statements                                  December 31, 2004
--------------------------------------------------------------------------------

recorded on the accrual basis. All discounts and premiums on taxable bonds are accreted to call or maturity date, whichever is shorter, using the effective yield method. For tax-exempt bonds purchased on or after May 1, 1993, both market discount and original issue discount are amortized. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

EXPENSES

Expenses of the Funds which are directly identifiable to a specific Fund are allocated to that Fund. Expenses which are not directly identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. All expenses of the Funds are paid by GEAM and reimbursed by the Funds.

TRANSFER AGENT CONVERSION EXPENSES

On September 18, 2004, the Funds changed its Transfer Agent from Boston Financial Data Services (BFDS) to PFPC Inc. (PFPC). PFPC has agreed to pay for certain conversion expenses incurred by GEAM for the entire GEAM Mutual Fund complex. As of December 31, 2004, PFPC paid $238,874 (total dollars not in thousands) of those conversion expenses related to the Funds.

3.   LINE OF CREDIT

Effective December 15, 2004 and expiring December 14, 2005, the Funds share a revolving credit facility of up to $25 million with a number of their affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $25 million. The credit facility was not utilized by the Funds during the period ended December 31, 2004.

4.   AMOUNTS PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION EXPENSES

During 2004, the Funds incurred expenses for the cost of services rendered by GEAM as investment adviser and for services GEAM rendered as unitholder servicing agent. These expenses are included as advisory and administration expenses and unitholder servicing agent expenses in the Statements of Operations. The Trustees received no compensation as Trustees for the Elfun Funds.

Effective January 1, 2002, GECIS (General Electric Capital International Services) began performing certain accounting and certain administration services not provided by GEAM. For the year ending December 31, 2004, $68,190 was charged to the Funds and was allocated pro rata across funds based upon relative net assets. Administrative services not performed by GEAM or GECIS were provided by an unaffiliated service provider.

5.  INVESTMENT TRANSACTIONS
    (DOLLARS IN THOUSANDS)

PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the year ended December 31, 2004, were as follows:


                           PURCHASES         SALES
--------------------------------------------------------------------------------
Elfun International
   Equity Fund           $    81,263    $    79,267
Elfun Trusts                 288,206        344,959
Elfun Diversified Fund       340,316        333,397
Elfun Tax-Exempt
   Income Fund               539,379        623,079
Elfun Income Fund          1,598,336      1,608,185

Notes to Financial Statements                                  December 31, 2004
--------------------------------------------------------------------------------


OPTIONS

During the year ended December 31, 2004, the following option contracts were written:

                                            ELFUN DIVERSIFIED FUND                        ELFUN INCOME FUND
                                      ---------------------------------          --------------------------------
                                            NUMBER                                   NUMBER
                                         OF CONTRACTS         PREMIUM             OF CONTRACTS          PREMIUM
-----------------------------------------------------------------------------------------------------------------
 Balance as of December 31, 2003               --             $  --                      --            $   --
 Written                                      344               103                   2,118               631
 Closed and Expired                          (288)              (81)                 (1,774)             (498)
-----------------------------------------------------------------------------------------------------------------
 Balance as of December 31, 2004               56             $  22                     344             $ 133
-----------------------------------------------------------------------------------------------------------------

SECURITY LENDING

At December 31, 2004, the following Funds participated in securities lending:


                                       LOANED SECURITIES
                                       AT MARKET VALUE                CASH
                                 (INCLUDING ACCRUED INTEREST)      COLLATERAL
-------------------------------------------------------------------------------
Elfun International
   Equity Fund                              $62,843                  $66,063
Elfun Trusts                                 96,485                   98,823
Elfun Diversified Fund                       18,032                   18,733
Elfun Income Fund                            34,952                   35,587

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

KPMG



THE BOARD OF TRUSTEES AND UNITHOLDERS
ELFUN FUNDS:

We have audited the accompanying statements of assets and liabilities of Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, and Elfun Money Market Fund, including the schedules of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Elfun Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian or other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position the Elfun Funds as of December 31, 2004, and the results of their operations, the changes in their net assets and their financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/S/KPMG LLP

Boston, Massachusetts
February 23, 2005

Tax Information, unaudited
--------------------------------------------------------------------------------

The following funds intend to make an election under Internal Revenue Code
Section 853. The election will allow shareholders to treat their attributable share of foreign taxes paid by them directly. For the calendar year ended December 31, 2004, the total amount of income received by the Funds from sources within foreign countries and possession of the United States and the total amount of taxes paid by the Funds follows:


                                        TOTAL FOREIGN        TOTAL FOREIGN
FUND                                    SOURCE INCOME         TAXES PAID
--------------------------------------------------------------------------------
Elfun International Equity Fund          $5,891,786             $609,535

Of the dividends paid from net investment income by the Elfun Tax-Exempt Fund for the calendar year ended December 31, 2004, 97.82% represent exempt interest dividends for Federal income tax purposes.

During the calendar year ended December 31, 2004, the following funds paid to shareholders of record on December 28, 2004 the following long-term capital gain dividends reported on Forms 1099-DIV for 2004:

                                             PER SHARE AMOUNT
                                             ----------------
Elfun Diversified Fund                           $1.05156
Elfun Income Fund                                 0.11244
Elfun Trusts                                      3.77977
Elfun Tax-Exempt Fund                             0.06397


For the calendar year ended December 31, 2004 certain dividends paid by the fund may be subject to a maximum income tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid from net investment income during the fiscal year ended December 31, 2004, the following represent the percentage that may be considered qualified dividend income:


                                             QUALIFIED DIVIDEND INCOME
                                             -------------------------
 Elfun International Fund                              68.32%
 Elfun Diversified Fund                                42.96%
 Elfun Trusts                                         100.00%

Additional Information, unaudited
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Directors and officers of the Company is set forth below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
JOHN H. MYERS
--------------------------------------------------------------------------------

ADDRESS   c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE  59

POSITION(S) HELD WITH FUND  Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 18 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   President, Chief Executive Officer
and Director of GEAM since 1997, Director of GEAM since 1988, and Executive Vice President of GEAM - Fixed Income and Alternative Investments from 1988-1996; President, Chief Executive Officer and Director of GEIC from 1997-2000 (when GEIC was merged into GEAM), Director of GEIC from 1987-2000, Executive Vice President - Fixed Income and Alternative Investments of GEIC from 1986-1996.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Hilton Hotels Corporation since 2000; Laffer Investments since 2000; The Pebble Beach Company since 1999; GE Capital Services, Inc. since 1997; Building with Books since 2000; The Pension Managers Advisory Committee of the New York Stock Exchange since 1997; The Warburg Pincus Advisory Board since 1995. He is also a Trustee of Wagner College. Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1986.

--------------------------------------------------------------------------------
DAVID B. CARLSON
--------------------------------------------------------------------------------

ADDRESS   c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE   47

POSITION(S) HELD WITH FUND   Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected
and qualified - 1 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Executive Vice President, Domestic
Equities of GEAM since September 2003, Senior Vice President, Domestic Equities of GEAM from 1989 to 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   8

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Savings & Security Funds and
General Electric Pension Trust since 1991.

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS   c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE  55

POSITION(S) HELD WITH FUND   Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 17 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   President, GE Asset Management
Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE"), since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Mutual Funds of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   49

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and Chief
Executive Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1988; Chairman of the Board of GE Private Asset Management Funds, Inc. (formerly Centurion Funds, Inc.) since December 2001; Director of Centurion Capital Management Corp., Centurion Capital Group Inc., Centurion Trust Company, Centurion Financial Advisers Inc., Centurion-Hinds Investment Management Corp. and Centurion-Hesse Investment Management Corp. since December 2001; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS  c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE  58

POSITION(S) HELD WITH FUND   Trustee and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 17 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Executive Vice President,
General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   49

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds since 1993 and GE Institutional Funds and GE LifeStyle Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information, unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RALPH R. LAYMAN
--------------------------------------------------------------------------------

ADDRESS   c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE  49

POSITION(S) HELD WITH FUND  Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 13 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Executive Vice President -
International Equity Investments of GEAM since 1993; Executive Vice President - International Equity Investments of GEIC from 1993-2000 (when GEIC was merged into GEAM); Senior Vice President - International Equity Investments of GEAM and GEIC from 1991 until 1993; Executive Vice President, Partner and Portfolio Manager of Northern Capital Management from 1989-1991; and prior thereto, Vice President and Portfolio Manager of Templeton Investment Counsel.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   8

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Savings & Security Funds
and General Electric Pension Trust since 1993

--------------------------------------------------------------------------------
ROBERT A. MACDOUGALL
--------------------------------------------------------------------------------

ADDRESS   c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE   56

POSITION(S) HELD WITH FUND   Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Executive Vice President - Fixed
Income and Director of GEAM since 1997; Executive Vice President - Fixed Income and Director of GEIC from 1997-2000 (when GEIC was merged into GEAM); Senior Vice President - Taxable Fixed Income of GEAM and GEIC from 1990-1996.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   8

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Savings & Security Funds
and General Electric Pension Trust since 1997

--------------------------------------------------------------------------------
DONALD W. TOREY
--------------------------------------------------------------------------------

ADDRESS   c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE   48

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Director of GEAM since 1993;
Executive Vice President - Alternative Investments of GEAM since 1997; Director of GEIC from 1993-2000 (when GEIC was merged into GEAM); Executive Vice President - Alternative Investments of GEIC from 1997-2000; Executive Vice President - Finance and Administration of GEAM and GEIC from 1993 to 1997; Manager - Mergers and Acquisitions Finance for GE from 1989-1993; Vice President
- Private Placements of GEIC from 1988-1989.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   8

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Savings & Security Funds
and General Electric Pension Trust since 1993

--------------------------------------------------------------------------------
JOHN J. WALKER
--------------------------------------------------------------------------------

ADDRESS   c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE  51

POSITION(S) HELD WITH FUND  Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 5 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Chief Financial Officer of GEAM
since 1999; Chief Financial Officer of GEIC from 1999-2000 (when GEIC was merged into GEAM); Chief Financial Officer of GE Capital - Global Consumer Finance from 1996-1999; Chief Financial Officer of GE Capital - Commercial Finance from 1992 to 1996; Finance Director of GE Capital - TIFC from 1988-1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   8

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Savings & Security Funds and
General Electric Pension Trust since 1999

Additional Information, unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JUDITH A. STUDER
--------------------------------------------------------------------------------

ADDRESS   c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   52

POSITION(S) HELD WITH FUND   Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President - International Equities of GEAM since 1995; Senior Vice President - Domestic Equities of GEAM from 1991-1995; Vice President of Domestic Equities from 1987-1991.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   8

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of S&S Funds and General Electric
Pension Trust since 2004


--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES

You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.gefunds.com/elfun or on the SEC's website at http://www.sec.gov.

Elfun Funds' Investment Team
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

ELFUN INTERNATIONAL EQUITY FUND
Team led by Ralph R. Layman

ELFUN TRUSTS
David B. Carlson

ELFUN DIVERSIFIED FUND
Christopher D. Brown
Ralph R. Layman
Robert A. MacDougall*

ELFUN TAX-EXEMPT INCOME FUND
Michael Caufield

ELFUN INCOME FUND
Team led by
Robert A. MacDougall*

ELFUN MONEY MARKET FUND
Donald J. Duncan

INVESTMENT ADVISER
GE Asset Management Incorporated

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP

CUSTODIAN
State Street Bank & Trust Company

UNITHOLDER SERVICING AGENT
Address all inquiries to:
GE Funds
c/o PFPC, Inc
P.O. Box 9838
Providence, RI 02940



OFFICERS OF THE INVESTMENT ADVISER

John H. Myers, TRUSTEE, PRESIDENT,
AND CHIEF EXECUTIVE OFFICER
GE ASSET MANAGEMENT INCORPORATED

David B. Carlson, TRUSTEE, EVP, DOMESTIC EQUITIES

Michael J. Cosgrove, TRUSTEE, EVP, CHIEF COMMERCIAL OFFICER

Ralph R. Layman, TRUSTEE, EVP, INTERNATIONAL EQUITIES

Alan M. Lewis, TRUSTEE, EVP, GENERAL COUNSEL AND SECRETARY

Robert A. MacDougall, TRUSTEE, EVP, FIXED INCOME

Donald W. Torey, TRUSTEE, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

John J. Walker, TRUSTEE, EVP, CHIEF FINANCIAL OFFICER

Judith A. Studer, TRUSTEE, SENIOR VICE PRESIDENT, INTERNATIONAL EQUITIES

Kathryn Karlic, EVP, FIXED INCOME



* EFFECTIVE JANUARY 29, 2005, PAUL M. COLONNA ASSUMED RESPONSIBILITY FOR MANAGING THE FIXED INCOME RELATED INVESTMENTS IN THE ELFUN DIVERSIFIED FUND AND AS LEAD PORTFOLIO MANAGER FOR THE ELFUN INCOME FUND.


88
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Shareholder Services
--------------------------------------------------------------------------------

NEW ONLINE SERVICE

Your Elfun Mutual Fund accounts can now be accessed on the Internet at WWW.ELFUN.ORG.

Here are some of the benefits of our online service:

o View account balance and
  transaction history                        o View and order tax forms
o Make exchanges                             o View quarterly statements
o Redeem shares                              o Change address
o Purchase shares                            o Re-order money market checks

Many more features will be added to the web site in the future for your convenience.

NEW EXTENDED TELEPHONE SERVICE

Our Representatives at the Customer Service Center are available Monday to Friday from 8:30 AM to 8:00 PM Eastern Standard Time. Call toll-free, 1-800-242-0134, for assistance.

AUTOMATED VOICE RESPONSE SYSTEM

You can also access your account anytime during the day, 7 days a week by dialing 1-800-242-0134. Simply follow the menu to obtain information or make certain transactions.

CONTACT US BY MAIL

If you'd like to write to us, address your inquiries regarding your account(s) to:

GE Funds
c/o PFPC, Inc
P.O. Box 9838
Providence, RI 02940

We are continuing to upgrade a variety of services in order to give you the tools you need to manage your financial objectives. In the meantime, we welcome all your comments and suggestions.


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92

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ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link:

www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Costantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Costantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provide by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $6,323 in 2003 and $5,318 in 2004.

(b)	AUDIT RELATED FEES.  There were no fees billed by the Auditor for assurance and related services that were related to the performance of the audit for the Registrant during the Reporting Periods.

(c)	TAX FEES.  There were no fees billed for professional services rendered by the Auditor for tax compliance, tax advice or tax planning for the Registrant during the Reporting Periods.

(d)	ALL OTHER FEES.   There were no fees billed for products and services
provided by the Auditor, other than the services reported in paragraphs
(a) through (c) of this Item for the Registrant during the Reporting Periods.

(e)	(1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

The Audit Committee of the Elfun Funds (the "Funds") Board of
Trustees is responsible, among other things, for the appointment, compensation and oversight of the work of the Fund's independent accountants/auditors (the "Auditor"). As part of this responsibility and to ensure that the Auditor's independence is not impaired, the Audit Committee
(1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds' investment adviser and covered affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds' operations or financial reporting, in accordance with the Audit Committee Charter. Following are excerpts from the Audit Committee Charter that sets forth the pre-approval policies and procedures:

1.	Selection and Pre-Approval of Auditor and Approval of Fees.
(i)	The Audit Committee shall pre-approve the selection of the Auditor and shall recommend for ratification the selection, retention or termination of the Auditor by the full Board, including the independent Trustees/Directors, and, in connection therewith, shall evaluate the independence of the Auditor, including: (i) an evaluation of whether the Auditor provides any consulting services to the Fund's investment adviser and the extent to which the Auditor provides non-audit services to the Fund's investment adviser and certain other affiliated service providers as defined in Section 2(f) below, which services are not subject to the pre-approval requirements set forth in Section 4 below;
(ii) an evaluation of the extent to which the Auditor has any relationships with the Fund or its affiliated persons that are brought to the attention of the Audit Committee by the Auditor in accordance with applicable standards of the Independence Standards Board ("ISB"), because, in the Auditor's professional judgment, such relationships may reasonably be thought to bear on the Auditor's independence with respect to the Fund; and (iii) monitoring the Auditor's compliance with respect to the rotation requirements for the lead and coordinating partners having primary responsibility for the Fund's audits and any partner responsible for the reviewing the Fund's audits.
The Audit Committee shall review the Auditor's specific representations as to its independence.
(b)	The Audit Committee shall pre-approve and review the fees charged by the Auditor for audit and non-audit services to be provided to the Fund and certain affiliated service providers (as defined in Section 2(f) below) in accordance with the pre-approval requirements set forth in Section 4 below.
The Fund shall provide for appropriate funding, as determined by the Audit Committee, to compensate the Auditor for any authorized service provided to the Fund.
2.	Meetings with the Auditor.   The Audit Committee shall meet with the
Auditor, including private meetings, prior to the commencement of substantial work on the audit and following the conclusion of the audit, as well as such other times as the Audit Committee shall deem necessary or appropriate. The Auditor shall report directly to the Audit Committee. The Auditor shall report at least annually, concerning the following and other pertinent matters:
(a)	to review the arrangements for and scope of the annual audit and any special audits;
(b)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, all critical accounting policies and practices to be used;
(c)	to discuss any matters of concern relating to the Fund's financial statements, including: (i) any adjustments to such statements recommended by the Auditor, or other results of said audit(s), and (ii) any alternative treatments of financial information within GAAP that have been discussed with Fund management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditor;
(d)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, any material written communication between the Auditor and Fund management, such as any management letter or schedule of unadjusted differences;
(e)	to discuss the opinion the Auditor has rendered regarding the Fund's financial statements;
(f)	to report all non-audit services that do not require Audit Committee pre-approval and are provided to certain affiliated persons of the Fund, including: (1) the Fund's investment adviser or sub-advisers (but excluding any investment sub-adviser whose role is primarily portfolio management and is overseen by the investment adviser), (2) the Fund's principal underwriter, and (3) any entity controlling, controlled by, or under common control with the investment adviser or principal underwriter, that provides "ongoing" services to the Funds in accordance with the pre-approval requirements of paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X (each, a "Covered Affiliate" and collectively, "Covered Affiliates");
(g)	to review, in accordance with current standards of ISB, all
relationships between the Auditor and the Fund or its affiliated persons that, in the Auditor's professional judgment, may reasonably be thought to bear on its independence, and to confirm, in light of such information, whether the Auditor believes, in its professional judgment, that it may properly serve as independent accountants/auditors with respect to the Fund;
(h)	to consider the Auditor's comments with respect to the Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers and Fund management, as well as other personnel;
(i)	to investigate any improprieties or suspected improprieties in the operations of the Fund to the extent necessary or appropriate in light of any internal investigations by the Fund's officers and/or by officers or employees of the Fund management of such improprieties;
(j)	to receive periodic reports concerning regulatory changes and new accounting pronouncements that significantly affect the value of the Fund's assets and their financial reporting;
(k)	to report on the Fund's qualification under Subchapter M of the Internal
Revenue Code, amounts distributed and reported to shareholders for Federal tax purposes and the Fund's tax returns; and
(l)	to provide the Auditor the opportunity to report on any other matter that the Auditor deems necessary or appropriate to discuss with the Audit Committee.
	If the Auditor's report on the above-listed (and other pertinent) matters is not made in person to the Audit Committee within 60 days following the end of the Fund's fiscal year, the Auditor shall deliver a written report to the Audit Committee concerning these matters within such 60 day period.
3.	Change in Accounting Principles.  The Audit Committee shall consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Auditor or the Fund's officers.
4.	Pre-Approval of Audit Related Services and Permissible Non-Audit
Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

5.	Prohibited Activities of the Auditor.  The Audit Committee shall confirm with the Auditor that it is not performing contemporaneously (during the audit and professional engagement period) non-audit services for the Fund that the Audit Committee believes may taint the independence of the Auditor.
The Auditor will be responsible for informing the Audit Committee of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

(2) PERCENTAGE OF SERVICES IN PARAGRAGHS (b) THROUGH (d) APPROVED BY AUDIT COMMITTEE. No fees were charged during 2003 or 2004 for audit related, tax or other services as indicated in sections (b) through (d) of this Item.

(f)	Not applicable.

(g)	NON-AUDIT FEES.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $154,897 in 2003 and $334,355 in 2004.

(h)	AUDITOR INDEPENDENCE. There were no non-audit services rendered to
Service Affiliates that were not pre-approved.


ITEM 5. Audit Committee of Listed Registrants

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are: John R. Costantino,
William J. Lucas and Robert P. Quinn.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 9. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 10. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 11.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Money Market Fund

By:   /S/John H. Myers
      John H. Myers
      TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER,
      GE ASSET MANAGEMENT INCORPORATED

Date:  March 08, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/John H. Myers
      John H. Myers
      TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER,
      GE ASSET MANAGEMENT INCORPORATED

Date:  March 08, 2005

By:   /S/ROBERT HERLIHY
      Robert Herlihy
      TREASURER, ELFUN FUNDS

Date:  March 08, 2005

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.